As filed with the U.S. Securities and Exchange Commission on September 11, 2008

Investment Company Act File (No. 811-22235)

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐
and/or
Registration Statement under the Investment Company Act of 1940	☒
Amendment No.	☐
(Check appropriate box or boxes)

AQR Funds

(Exact Name of Registrant Specified in Charter)

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (203) 742-3605

Bradley D. Asness, Esq.

Principal & General Counsel

AQR Capital Management, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

With copies to:

Jane A. Kanter, Esq.	Frederick H. Sherley, Esq.
Dechert LLP	Dechert LLP
1775 I Street, N.W.	100 North Tryon Street
Washington, DC 20006-2401	Suite 4000
Charlotte, NC 28202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Registrant elects to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

THE AQR FUNDS

PROSPECTUS

[—], 2008

CLASS N SHARES

INTERNATIONAL AND GLOBAL EQUITY FUNDS

AQR Global Equity Fund

AQR International Equity Fund

AQR International Small Cap Fund

AQR Emerging Markets Fund

DOMESTIC EQUITY FUNDS

AQR Large Cap Plus Fund

AQR Small Cap Core Fund

AQR Small Cap Growth Fund

ABSOLUTE RETURN FUND

AQR Diversified Arbitrage Fund

This prospectus contains important information about each Fund, including its investment objective, fees and expenses. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class N Shares of each Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. In addition, your investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in any of the Funds. The likelihood of loss may be greater if you invest for a shorter period of time.

OVERVIEW OF THE AQR FUNDS

This prospectus describes the series (“Funds”) of the AQR Funds. AQR Capital Management, LLC (the Adviser) serves as the investment adviser of each Fund. CNH Partners, LLC (the Sub-Adviser), an affiliate of the Adviser, serves as the investment sub-adviser of the AQR Diversified Arbitrage Fund.

The Funds comprise:

Name of Fund	General Nature of Fund	Fund Benchmark
International and Global Equity Funds

AQR Global Equity Fund	Invests worldwide in developed markets including the U.S. and Canada	MSCI World Index

AQR International Equity Fund	Invests worldwide in developed markets excluding the U.S. and Canada	MSCI EAFE Index

AQR International Small Cap Fund	Invests worldwide in smaller companies in developed markets excluding the U.S. and Canada	MSCI EAFE Small Cap Index

AQR Emerging Markets Fund	Invests in emerging markets	MSCI Emerging Markets Index

Domestic Equity Funds

AQR Large Cap Plus Fund	Invests approximately 130% “long” in larger U.S. companies deemed attractive and 30% “short” in larger U.S. companies deemed unattractive	Russell 1000® Index

AQR Small Cap Core Fund	Invests in smaller U.S. companies	Russell 2000 ® Index

AQR Small Cap Growth Fund	Invests in smaller growth-oriented U.S. companies	Russell 2000 ® Growth Index

Absolute Return Funds

AQR Diversified Arbitrage Fund	Invests using “alternative investment” strategies such as merger arbitrage, convertible arbitrage, and other forms of arbitrage	Merrill Lynch 3 Month Treasury Bill Index

For information regarding a Fund’s principal and common risks, see below the “Principal Investment Risks” section for each Fund and the section entitled “How the Funds Pursue their Investment Objectives – Risk Factors.”

GLOSSARY

To keep things simple, we have defined and explained a number of terms and concepts in a Glossary at the back of this prospectus. Terms that are in italics have definitions or explanations in the Glossary.

INVESTMENT PHILOSOPHY

All the International and Global Equity Funds and Domestic Equity Funds managed by the Adviser share a common investment philosophy and investment process.

The AQR Diversified Arbitrage Fund is managed according to its own philosophy and process, which is described in detail in the discussion of that Fund’s investment strategies in this prospectus.

The Adviser’s core beliefs are that (1) equity markets are neither completely efficient nor completely inefficient and (2) a disciplined quantitative approach can be used effectively in seeking to outperform market benchmarks. In implementing its investment philosophy, the Adviser uses quantitative tools to analyze and understand the vast amount of data available regarding the markets and securities in which the Adviser is investing. In contrast to the stereotypical “black box” concept of quantitative investing (i.e., obscure mathematical models generating unintuitive trades with no transparency), the Adviser’s investment process is “quantitative” in the sense that the Adviser employs quantitative tools to implement a fundamental investment process. The Adviser also believes that a large set of small trades, coupled with systematic risk controls, can offer a more attractive risk-adjusted return than a small set of large trades.

The Adviser’s investment philosophy is based on the fundamental concepts of value and momentum. Value investing is simply buying securities that are considered by the Adviser to be undervalued by the market and selling securities that the Adviser believes are overvalued by the market. Momentum investing is simply buying securities whose stock price is increasing and selling securities whose stock price is not increasing or may be falling.

The Adviser believes that using both value and momentum strategies in selecting investments is a powerful and effective approach because the two strategies are usually negatively correlated. As a result, when the two strategies are used together by the Adviser in making investment selections, the investments chosen by the Adviser tend to be either cheap stocks or stocks that are coming into favor with investors. Stocks that score well by taking into account both factors will generally have the highest weightings. The combination of the two strategies is designed to produce a Fund portfolio that seeks to preserve the positive expected return of each strategy while having the added benefit of significantly lower volatility than would otherwise be achieved by using either strategy alone.

The concepts of value and momentum are taken into account by the Adviser broadly across many factors and signals that help guide the Adviser in selecting: (1) individual securities within an industry, (2) the relative weighting of various sectors and industries, and/or (3) countries and currencies. The value and momentum philosophy for selecting individual securities and for determining the weightings of various industry sectors is common to all of the International and Global Equity Funds and Domestic Equity Funds. The explicit selection of countries and currencies is applied to the AQR Emerging Markets Fund, AQR Global Equity Fund, and AQR International Equity Fund.

Over the years, the Adviser has refined its methods of measuring value and momentum and has undertaken extensive research into stock selection factors and themes that augment these core approaches. Certain factors or themes can degrade over time and, therefore, the Adviser works on refining the measurement of the various factors and themes it believes will produce positive investment results. The Adviser believes that the factors and themes it employs are economically intuitive and are generally based on extensive academic research.

INVESTMENT PROCESS

The Adviser sees the world in “views,” which are simply quantitative processes that rank every stock in the investment universe from most attractive to least attractive with respect to a particular investment factor. Portfolio weights are assigned to reflect each stock’s degree of attractiveness. Each “view” has an associated forecasted volatility based on a risk model for each factor.

For stock selection there are two types of “views” used by the Adviser:

•	one view is used to select stocks within an industry,

•	the other view is used to select industries.

In the stock selection view, each stock is ranked by the Adviser based on its raw investment signal relative to its industry’s average investment signal. Stock selection views are designed to be approximately industry-neutral.

In the industry selection view, each industry is ranked as to how its industry average investment signal compares to the other industries. Industry selection views explicitly overweight or underweight industries as a whole.

The final aggregate view of the Adviser is a combination of the stock and industry views and all the underlying factors, resulting in a weight assigned to each stock, which is a cumulative measure of its overall attractiveness. The weighting for each stock reflects the anticipated level of excess return potential of that stock and is used by the Adviser to forecast anticipated “alpha” for that stock. The Adviser then combines the alpha forecasts for each stock with trading costs, liquidity constraints, and other portfolio constraints to create an optimal portfolio for each Fund. For Funds that are long only, the smallest weighting of an unattractive stock is zero. In contrast, any Fund that allows short sales will have negative weights (i.e., short sales) for the least attractive stocks.

The Adviser’s portfolio optimization process also has a strong risk-control element. Since each “view” has an associated volatility forecast, it is possible to estimate the tracking error of each Fund (i.e., the deviation in performance of a Fund’s underlying portfolio from its benchmark). The Adviser sets explicit tracking error targets for each Fund and its portfolio construction process takes into account how much each of the views contributes to the overall risk of each Fund.

Buys and sells for each Fund are made through periodic rebalancing. The Adviser monitors each Fund relative to moves in the Adviser’s proprietary models. The Adviser employs a rebalancing strategy that seeks to provide an optimal balance between maintaining up-to-date views and minimizing trading costs. Stock trading is primarily executed electronically through direct connections to exchanges that allow the Adviser to employ automated trading algorithms that place their trades in a liquidity-providing manner. By trading passively and providing liquidity to the market the Adviser seeks to reduce market impact costs and reduce the total cost of trading.

In summary, the Adviser’s investment process for the Funds entails the following key steps:

•	Develop a ranking for each stock using a disciplined, systematic approach to analyze a wide variety of factors based on the underlying philosophy of value and momentum.

•

Combine these rankings into a Fund portfolio that takes into account trading costs, liquidity considerations, tracking error targets, and portfolio construction constraints (e.g. no shorting for Funds that do not enter into short sales).

•	Rebalance each Fund’s portfolio in a manner that seeks to create a balance between keeping the portfolio in line with the ideal desired portfolio and the need to minimize trading costs.

•	Execute trades primarily in a highly automated and liquidity-providing manner to seek to reduce the total cost of trading.

AQR GLOBAL EQUITY FUND

INVESTMENT OBJECTIVE

The AQR Global Equity Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the MSCI World Total Return Index with Net Dividends Unhedged in U.S. Dollars (the Global Equity Benchmark) while seeking to control its tracking risk relative to this benchmark. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada.

The Fund’s portfolio normally will be managed by both overweighting and underweighting securities, countries and currencies relative to the Global Equity Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the Global Equity Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach emphasizing both top-down country/currency allocation and bottom-up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection.

The Adviser uses a set of value, momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

•

Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and interest rate differentials for choosing currencies.

•

Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

The Adviser views the selection of individual securities, countries and currencies as three independent decisions. The Adviser may utilize country index futures, index swaps and foreign currency forwards to overweight or underweight the country and currency exposure of the overall portfolio relative to the Global Equity Benchmark.

Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts). The Fund invests primarily in securities comprising the Global Equity Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use options, warrants, equity swaps, financial futures contracts and other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, short-term investment funds.

The Fund may invest to a lesser extent in securities of issuers, countries and currencies not included in the Global Equity Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

The principal risks of investing in the Fund include:

• Common stock risk	• Foreign securities risk	• New fund risk

• Counterparty risk	• Manager risk	• Securities lending risk

• Derivatives risk	• Market risk	• Value style risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives-Risk Factors.”

PERFORMANCE INFORMATION

The AQR Global Equity Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s returns compare to a broad measure of market performance.

A privately offered fund managed by the Adviser was reorganized into the Fund as of the date the Fund commenced operations (i.e., December     , 2008). This privately offered fund was organized in March 2006 and commenced operations in June 2006 and had an investment objective, investment policies and restrictions that were, in all material respects, the same as those of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act. In addition, this privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code which, if applicable, might have adversely affected its performance.

The Fund’s performance for periods prior to December __, 2008 is that of the privately offered fund. The privately offered fund’s total annual fund operating expenses during the periods presented were lower than the Fund’s estimated total annual fund operating expenses for Class N Shares. The Fund has restated the privately offered fund’s performance to reflect the Fund’s fees, estimated expenses and fee waivers/expense limitations of Class N Shares upon their initial offering.

Class N Shares – Total Returns for Years Ended December 31

[Bar Chart to Follow]

During the periods shown in the chart, the highest quarterly return was [—]% (for the quarter ended [—]) and the lowest quarterly return was [—]% (for the quarter ended [—]).

The following table compares the Fund’s average annual total returns as of [—] to the Global Equity Benchmark. The returns shown for the Global Equity Benchmark do not reflect the deduction of fees, expenses or taxes, because the Global Equity Benchmark is not a fund. You can not invest directly in an index.

Average Annual Total Returns for Periods Ended December 31, 2008.

[Table to Follow]

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class N Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class N
Redemption fee (as a percentage of amount redeemed)	2% of redemption proceeds on shares held for 60 days or less*

Exchange fee	None**

*	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders
**	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 2.00% on the proceeds from redemptions of shares held for 60 days or less.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Distribution (12b-1) fee	[	]%
Other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]**	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class N Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class N Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

AQR INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The AQR International Equity Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the MSCI EAFE Total Return Index with Net Dividends Unhedged in U.S. Dollars (the International Equity Benchmark) while seeking to control its tracking risk relative to this benchmark. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada.

The Fund’s portfolio normally will be managed by both overweighting and underweighting securities, countries and currencies relative to the International Equity Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the International Equity Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach emphasizing both top-down country/currency allocation and bottom-up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection.

The Adviser uses a set of value, momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously:

•

Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and interest rate differentials for choosing currencies.

•

Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

The Adviser views the selection of individual securities, countries and currencies as three independent decisions. The Adviser may utilize country index futures, index swaps and foreign currency forwards to overweight or underweight the country and currency exposure of the overall portfolio relative to the International Equity Benchmark.

Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts). The Fund invests primarily in securities comprising the International Equity Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use options, warrants, equity swaps, financial futures contract or other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets will be held in cash or cash equivalents including, but not limited to, short-term investment funds.

The Fund may invest to a lesser extent in securities of issuers in countries and currencies not included in the International Equity Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

The principal risks of investing in the Fund include:

• Common stock risk	• Foreign securities risk	• New fund risk

• Counterparty risk	• Manager risk	• Securities lending risk

• Derivatives risk	• Market risk	• Value style risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives-Risk Factors.”

PERFORMANCE INFORMATION

The AQR International Equity Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s returns compare to a broad measure of market performance.

A privately offered fund managed by the Adviser was reorganized into the Fund as of the date the Fund commenced operations (i.e., December     , 2008). This privately offered fund was organized in June 2004 and commenced operations in August 2004 and had an investment objective, investment policies and restrictions that were, in all material respects, the same as those of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act. In addition, this privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code which, if applicable, might have adversely affected its performance.

The Fund’s performance for periods prior to December     , 2008 is that of the privately offered fund. The privately offered fund’s total annual fund operating expenses during the periods presented were lower than the Fund’s estimated total annual fund operating expenses for Class N Shares. The Fund has restated the privately offered fund’s performance to reflect the Fund’s fees, estimated expenses and fee waivers/expense limitations of Class N Shares upon their initial offering.

Class N Shares – Total Returns for Years Ended December 31

[Bar Chart to Follow]

During the periods shown in the chart, the highest quarterly return was [—]% (for the quarter ended [—]) and the lowest quarterly return was [—]% (for the quarter ended [—]).

The following table compares the Fund’s average annual total returns as of [—] to the International Equity Benchmark. The returns shown for the International Equity Benchmark do not reflect the deduction of fees, expenses or taxes, because the International Equity Benchmark is not a fund. You can not invest directly in an index.

Average Annual Total Returns for Periods Ended December 31, 2008

[Bar Chart to Follow]

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class N Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class N
Redemption fee (as a percentage of amount redeemed)	2% of redemption proceeds on shares held for 60 days or less *

Exchange fee	None**

*	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.
**	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 2.00% on the proceeds from redemptions of shares held for 60 days or less.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Distribution (12b-1) fee	[	]%
Other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]**	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class N Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class N Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

AQR INTERNATIONAL SMALL CAP FUND

INVESTMENT OBJECTIVE

The AQR International Small Cap Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the MSCI EAFE Small Cap Total Return Index with Net Dividends Unhedged in U.S. Dollars (the International Small Cap Benchmark) while seeking to control its tracking risk relative to this benchmark. The International Small Cap Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of smaller capitalization equities in developed markets, excluding the United States and Canada.

The Fund’s portfolio normally will be managed by both overweighting and underweighting securities relative to the International Small Cap Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the International Small Cap Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach that includes both selection of individual stocks within industries and explicit industry/sector selection.

The Adviser uses a set of value, momentum and economic factors to generate its investment portfolio. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

•

Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios.

•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum and earnings momentum.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

Generally the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in instruments of or related to smaller capitalization issuers. For this purpose, the Adviser considers issuers with market capitalizations that are similar to those that qualify for inclusion in the International Small Cap Benchmark to be smaller capitalization issuers.

The Adviser invests primarily in securities comprising the International Small Cap Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use equity or equity-related instruments, options, warrants, equity swaps, financial futures contract or other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets will be held in cash or cash equivalents including, but not limited to, short-term investment funds.

The Fund may invest to a lesser extent in securities of issuers and countries not included in the International Small Cap Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

• Common stock risk	• Foreign securities risk	• New fund risk

• Counterparty risk	• Manager risk	• Securities lending risk

• Derivatives risk	• Market risk	• Small cap securities risk

• Value style risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives-Risk Factors.”

PERFORMANCE INFORMATION

As the AQR International Small Cap Fund has not yet commenced operations as of the date of this prospectus, no full calendar year performance information is available.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class N Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class N
Redemption fee (as a percentage of amount redeemed)	2% of redemption proceeds on shares held for 60 days or less *

Exchange fee	None**

*	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.
**	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 2.00% on the proceeds from redemptions of shares held for 60 days or less.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Distribution (12b-1) fee	[	]%
Other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]**	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class N Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class N Shares. This arrangement will continue at least through [ ]

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

AQR EMERGING MARKETS FUND

INVESTMENT OBJECTIVE

The AQR Emerging Markets Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the MSCI Emerging Markets Total Return Index with Net Dividends Unhedged in U.S. Dollars (the Emerging Markets Benchmark) while seeking to control its tracking risk relative to this benchmark. The Emerging Markets Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in emerging markets.

The Fund’s portfolio normally will be managed by both overweighting and underweighting securities, countries and currencies relative to the Emerging Markets Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the Emerging Markets Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach emphasizing both top-down country/currency allocation and bottom-up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection.

The Adviser uses a set of value, momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

•

Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and interest rate differentials for choosing currencies.

•

Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

The Adviser views the selection of individual securities, countries and currencies as three independent decisions. The Adviser may utilize country index futures, index swaps and foreign currency forwards to overweight or underweight the country and currency exposure of the overall portfolio relative to the Emerging Markets Benchmark.

Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts) of emerging market countries. For this purpose, the Adviser considers an emerging market country to be one whose economy or markets are similar to those included in the Emerging Markets Benchmark.

The Adviser invests primarily in securities comprising the Emerging Markets Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use options, warrants, equity swaps, financial futures contracts and other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, short-term investment funds.

The Fund may invest to a lesser extent in securities of issuers, countries and currencies not included in the Emerging Markets Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

The principal risks of investing in the Fund include:

• Common stock risk	• Emerging markets risk	• Market risk

• Counterparty risk	• Foreign securities risk	• New fund risk

• Derivatives risk	• Manager risk	• Securities lending risk

• Value style risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives-Risk Factors.”

PERFORMANCE INFORMATION

As the AQR Emerging Markets Fund has not yet commenced operations as of the date of this prospectus, no full calendar year performance information is available.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class N Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class N
Redemption fee (as a percentage of amount redeemed)	2% of redemption proceeds on shares held for 60 days or less *

Exchange fee	None**

*	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.
**	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 2.00% on the proceeds from redemptions of shares held for 60 days or less.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Distribution (12b-1) fee	[	]%
Other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]**	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class N Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class N Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

AQR LARGE CAP PLUS FUND

INVESTMENT OBJECTIVE

The AQR Large Cap Plus Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the Russell 1000® Index (the Large Cap Benchmark) while seeking to control its tracking risk relative to this benchmark. The Large Cap Benchmark is designed to measure the performance of larger capitalization equities in the United States.

The Fund’s portfolio normally will be managed by both overweighting and underweighting or selling short securities relative to the Large Cap Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the Large Cap Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach that includes both selection of individual stocks within industries and explicit industry/sector selection.

The term “Plus” in the Fund’s name refers to the ability of the Fund to sell securities short. In a traditional fund that does not permit short sales of securities, the fund’s adviser can at most assign a zero weighting to securities that the adviser expected to underperform. In this Fund, the Adviser can actually sell securities short that the Adviser views as likely to go down in value or underperform. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. In addition, the ability of the Fund to sell securities short should enable the Fund to invest in additional securities as long positions while normally keeping the overall net exposure to the market the same as a traditional long-only strategy.

The Fund generally will hold (i) long positions, either directly or through derivatives, equal to approximately 130% of the Fund’s net assets and (ii) short positions, either directly or through derivatives, equal to approximately 30% of the Fund’s net assets. The Fund intends to maintain an approximate net 100% long exposure to the equity market (i.e., long market value minus short market value). The long and short positions held by the Fund may vary over time as market opportunities develop. Under normal market conditions, the Fund’s long positions may range from 120% to 140% of its net assets and its short positions may range from 20% to 40% of its net assets. However, in times of unusual or adverse market, economic or political conditions, the Fund’s long positions may be less than 120% of its net assets and/or its short positions may be less than 20% of its net assets.

The Adviser uses a set of value, momentum and economic factors to generate its investment portfolio. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

•

Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios.

•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum and earnings momentum.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

Generally, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in instruments of or related to larger capitalization issuers. For this purpose, the Adviser considers issuers with market capitalizations that are similar to those that qualify for inclusion in the Large Cap Benchmark to be larger capitalization issuers.

The Fund invests primarily in securities comprising the Large Cap Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use equity or equity-related instruments, options, warrants, financial futures contracts and other types of derivative instruments in seeking to achieve its investment objective. The Fund may invest to a lesser extent in securities of companies not included in the Large Cap Benchmark. A portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, short-term investment funds.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

The principal risks of investing in the Fund include:

• Common stock risk	• Leveraging risk	• Securities lending risk

• Counterparty risk	• Manager risk	• Short sale risk

• Derivatives risk	• Market risk	• Value style risk

• High portfolio turnover risk	• New fund risk	• Volatility risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives-Risk Factors.”

PERFORMANCE INFORMATION

As the AQR Large Cap Plus Fund has not yet commenced operations as of the date of this prospectus, no full calendar year performance information is available.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class N Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class N
Redemption fee (as a percentage of amount redeemed)	1% of redemption proceeds on shares held for 60 days or less *

Exchange fee	None**

*	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.
**	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 1.00% on the proceeds from redemptions of shares held for 60 days or less.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Distribution (12b-1) fee	[	]%
Other expenses
Dividends on short sales**	[	]%
All other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]***	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class N Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	Dividends on short sales are dividends paid to lenders on borrowed securities. These expenses relating to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the size of such dividends.
***	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class N Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

AQR SMALL CAP CORE FUND

INVESTMENT OBJECTIVE

The AQR Small Cap Core Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the Russell 2000® Index (the Small Cap Core Benchmark) while seeking to control its tracking risk relative to this benchmark. The Small Cap Core Benchmark is designed to measure the performance of smaller capitalization equities in the United States.

The Fund’s portfolio normally will be managed by both overweighting and underweighting securities relative to the Small Cap Core Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the Small Cap Core Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach that includes both selection of individual stocks within industries and explicit industry/sector selection.

The Adviser uses a set of value, momentum and economic factors to generate its investment portfolio. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

•

Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios.

•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum and earnings momentum.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in instruments of or related to smaller capitalization issuers. For this purpose, the Adviser considers issuers with market capitalizations that are similar to those that qualify for inclusion in the Small Cap Core Benchmark to be smaller capitalization issuers.

The Fund invests primarily in securities comprising the Small Cap Core Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use equity or equity-related instruments, options, warrants, financial futures contracts and other types of derivative instruments in seeking to achieve its investment objective. The Fund may invest to a lesser extent in securities of companies not included in the Small Cap Core Benchmark. A portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, short-term investment funds.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

The principal risks of investing in the Fund include:

• Common stock risk	• Manager risk	• Securities lending risk

• Counterparty risk	• Market risk	• Small cap securities risk

• Derivatives risk	• New fund risk	• Value style risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives—Risk Factors.”

PERFORMANCE INFORMATION

The AQR Small Cap Core Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s returns compare to a broad measure of market performance.

A privately offered fund managed by the Adviser was reorganized into the Fund as of the date the Fund commenced operations (i.e., December     , 2008). This privately offered fund was organized in November 2004 and commenced operations in December 2004. It had an investment objective, investment policies and restrictions that were, in all material respects, the same as those of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act. In addition, this privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code which, if applicable, might have adversely affected its performance.

The Fund’s performance for periods prior to December     , 2008 is that of the privately offered fund. The privately offered fund’s total annual fund operating expenses during the periods presented were lower than the Fund’s estimated total annual fund operating expenses for Class N Shares. The Fund has restated the privately offered fund’s performance to reflect the Fund’s fees, estimated expenses and fee waivers/expense limitations of Class N Shares upon their initial offering.

Class N Shares – Total Returns for Years Ended December 31

[Bar Chart to Follow]

During the periods shown in the chart, the highest quarterly return was [—]% (for the quarter ended [—]) and the lowest quarterly return was [—]% (for the quarter ended [—]).

The following table compares the Fund’s average annual total returns as of [—] to the Core Benchmark. The returns shown for the Core Benchmark do not reflect the deduction of fees, expenses or taxes, because the Core Benchmark is not a fund. You can not invest directly in an index.

Average Annual Total Returns for Periods Ended December 31, 2008

[Table to Follow]

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class N Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class N
Redemption fee (as a percentage of amount redeemed)	1% of redemption proceeds on shares held for 60 days or less *

Exchange fee	None**

*	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.
**	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 1.00% on the proceeds from redemptions of shares held for 60 days or less.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Distribution (12b-1) fee	[	]%
Other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]**	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class N Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.

**	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class N Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]	$	[	]
3 Years	$	[	]	$	[	]

AQR SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The AQR Small Cap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the Russell 2000® Growth Index (the Small Cap Growth Benchmark) while seeking to control its tracking risk relative to this benchmark. The Small Cap Growth Benchmark is designed to measure the performance of smaller capitalization equities with above-average price-to-book ratios and forecasted growth rates in the United States.

The Fund’s portfolio normally will be managed by both overweighting and underweighting securities relative to the Small Cap Growth Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the Small Cap Growth Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach that includes both selection of individual stocks within industries and explicit industry/sector selection.

The Adviser uses a set of value, momentum and economic factors to generate its investment portfolio. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

•

Value strategies favor securities that appear cheap based on fundamental measures. Examples of value strategies include using price-to-earnings and price-to-book ratios. Since the AQR Small Cap Growth Fund invests primarily in companies included in the Small Cap Growth Benchmark, the application of value strategies seeks to identify securities that display good relative value among companies that share growth characteristics.

•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum and earnings momentum.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in instruments of or related to smaller capitalization issuers. For this purpose, the Adviser considers issuers with market capitalizations that are similar to those that qualify for inclusion in the Small Cap Growth Benchmark to be smaller capitalization issuers.

The Fund invests primarily in securities comprising the Small Cap Growth Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use equity or equity-related instruments, options, warrants, financial futures contracts and other types of derivative instruments in seeking to achieve its investment objective. The Fund may invest to a lesser extent in securities of companies not included in the Small Cap Growth Benchmark. A portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, short-term investment funds.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

The principal risks of investing in the Fund include:

• Common stock risk	• Growth style risk	• New fund risk

• Counterparty risk	• Manager risk	• Securities lending risk

• Derivatives risk	• Market risk	• Small cap securities risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives—Risk Factors.”

PERFORMANCE INFORMATION

As the AQR Small Cap Growth Fund has not yet commenced operations as of the date of this prospectus, no full calendar year performance information is available.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class N Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class N
Redemption fee (as a percentage of amount redeemed)	1% of redemption proceeds on shares held for 60 days or less *

Exchange fee	None**

*	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.
**	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 1.00% on the proceeds from redemptions of shares held for 60 days or less.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Distribution (12b-1) fee	[	]%
Other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total Annual Fund Operating Expenses	[	]%
[Contractual Fee and Expense Waivers]**	[	]%
Net Annual Fund Operating Expenses	[	]%

*	This table shows the estimated operating expenses of Class N Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class N Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

Related Performance Information

The information set forth below shows historical total returns for a privately offered fund. The fund had investment objectives and policies that are substantially similar to those of the AQR Small Cap Growth Fund. The Adviser intends to manage the AQR Small Cap Growth Fund in a manner substantially similar to that of the fund.

The performance information is historical of the Adviser in managing a privately offered fund with substantially similar investment objectives and policies and should not be considered predictive of the Fund’s future results. The fund was not registered as an investment company under the 1940 Act. In addition, this fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code which, if applicable, might have adversely affected its performance.

The manner in which the performance was calculated for the privately offered fund differs from that of registered mutual funds such as the Fund. This composite performance data was calculated in accordance with Global Investment Performance Standards (“GIPS”). All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Securities are valued as of trade-date. The currency used to express performance in the composite is U.S. dollars. The performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The privately offered fund’s total annual operating expenses during the periods presented were lower than the Fund’s estimated total annual fund operating expenses for Class N Shares. The performance presented has been restated to reflect the Fund’s fees, estimated expenses and fee waivers/expense limitations for Class N Shares upon their initial offering.

Prior Performance of Similar Fund Managed by the Adviser

[Chart to follow.]

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENT OBJECTIVE

The AQR Diversified Arbitrage Fund seeks long-term absolute (positive) returns.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the Merrill Lynch 3 Month Treasury Bill Index (the Absolute Return Benchmark) while seeking to control its tracking risk relative to this benchmark. The Absolute Return Benchmark is designed to measure the performance of a high-quality short-term cash-equivalent investment. An investment in the Fund is more volatile than an investment in Treasury Bills, and is also not backed by the full faith and credit of the U.S. government

The Fund invests in a diversified portfolio of arbitrage and alternative investment strategies employed by hedge funds and proprietary trading desks of investment banks, including merger arbitrage, convertible arbitrage, and other kinds of arbitrage or alternative investment strategies described more fully below. The Sub-Adviser tactically allocates the Fund’s assets across alternative investment strategies with desirable anticipated returns based on market conditions.

The Sub-Adviser will utilize hedging strategies with the intent of (i) reducing the risk associated with each of the arbitrage strategies; (ii) keeping the overall volatility of the Fund’s net asset value relatively low; and (iii) keeping a relatively low correlation with the overall equity market. As conditions warrant, the Fund may borrow from banks to increase its portfolio holdings of securities. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount equal to as much as 33  1/3% of the value of its total assets.

The Fund will also engage extensively in short sales of securities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. For arbitrage strategies, the Fund will generally buy securities and simultaneously sell securities short in amounts that are intended to result in an approximately neutral economic exposure to overall market movements.

The Fund normally invests primarily in equity or convertible debt securities In response to adverse market, economic or other conditions, such as the availability of attractive arbitrage opportunities (or lack thereof) and the level of merger activity, the Fund may temporarily invest a substantial portion of its assets in cash or cash-equivalent securities. During such periods it may not achieve its investment objective.

Examples of Arbitrage and Other Alternative Investment Strategies:

Merger Arbitrage: When engaging in merger arbitrage, the Sub-Adviser buys shares of the “target” company in a proposed merger or other reorganization between two companies. If the transaction is for the stock of the acquirer, the Sub-Adviser may seek to hedge the exposure to the acquirer by shorting the stock of the acquiring company in an amount determined with reference to the exchange ratio specified in the agreement between the acquirer and the target company.

•

Merger arbitrage investments are based on the premise that when a merger or similar deal between two companies is announced, the stock price of the target generally increases substantially as a result of the premium offered by the acquirer, but trades at a small discount to the consideration offered by the acquirer until the deal closes.

•

While most corporate deals close successfully, many investors holding a target company’s shares may choose to sell them before closing to avoid the potential for a steep loss in value if the transaction fails to close.

•

The discount in the value of the target company’s stock reflects the tension between (i) the likelihood of a completed transaction paying a certain amount of consideration for a target’s shares and (ii) the willingness of holders of the target’s stock to sell their stock at a discount prior to closing to lock in gains and avoid the risk of a significant loss in value of the target’s stock if the transaction does not close.

The Fund invests in stocks of target companies in potential merger transactions based on the Sub-Adviser’s expected risk-adjusted return for the arbitrage transaction. In most cases, the Fund will buy the target’s stock soon after the announcement of the merger transaction and in most cases will hold the stock until the deal is completed. While the Fund will usually invest in the common stock of the target, it may also invest in other securities of the target such as convertible debentures, options, and bonds. The Fund generally invests in target firms located in the United States, but may also invest in target firms located in other countries if circumstances warrant.

Convertible Arbitrage: When employing a convertible arbitrage strategy, the Sub-Adviser invests in Convertible Securities trading at substantial discounts to their fundamental values and attempts to mitigate the various risks associated with investing in such Convertible securities.

•

A Convertible Security is a debenture or a preferred security that the holder may exchange into the common stock of a company at a pre-specified rate of conversion under certain circumstances. Because it offers an option to convert the security into common stock, the convertible security pays less interest or preferred dividend than any comparable non-convertible debt or preferred stock issued by the company.

•

Convertible Securities are a substantial source of capital for many companies, especially those with high risk, low cash flows and immediate need for funding. Convertible securities are usually sold at a discount to their fundamental value and, given their limited liquidity, normally trade at a discount in the secondary market for a lengthy period of time until they mature, are redeemed or otherwise extinguished by corporate action.

•

Convertible arbitrageurs (such as the Fund) normally are the primary participants in the Convertible Securities market, and typically buy the Convertible Security and seek to mitigate the various risks associated with the security (i.e., equity risk, credit risk, and interest rate risk) by using various investment strategies. For example, equity risk may be hedged by shorting the stock of the issuer in an amount based on the sensitivity of the Convertible Security to the issuer’s stock.

In most cases, the holding period for an investment by the Fund in a convertible arbitrage trade will be longer than a year, and could be several years for some investments. The Fund generally will hold Convertible Securities of domestic issuers, but may purchase Convertible Securities of foreign issuers if circumstances warrant.

Other arbitrage strategies: The Sub-Adviser also may employ other arbitrage strategies, such as “when-issued trading” arbitrage, “stub-trading” arbitrage and “dual-class” arbitrage.

•

When-issued arbitrage takes advantage of inefficiencies in the prices at which a parent’s and subsidiary’s stock are trading on a “when-issued” basis immediately prior to the spin-off of the subsidiary.

•	Stub-trading arbitrage takes advantage of inefficiencies in the prices at which a stock of a publicly traded parent corporation and its publicly traded subsidiary are trading.

•	Dual-class arbitrage takes advantage of inefficiencies in the prices at which different classes of a publicly traded company’s stock are trading.

The Fund may employ additional arbitrage strategies as they arise.

Other Types of Alternative Investment Strategies: The Sub-Adviser also pursues other, non-arbitrage “alternative” investment strategies as the Sub-Adviser sees market opportunities to do so. For example, the Fund expects to enter into “price pressure” trades, and may invest in or engage in trading relative to “SPACs” (special purpose acquisition vehicles), short-term debt, distressed securities, and “PIPEs” (private investments in public entities).

When the Fund enters into “price pressure” trades, it seeks to take advantage of situations in which concentrated buying or selling of securities by a particular group of investors overwhelms the regular trading for the security and affects the price at which the security trades. The Fund will buy stocks subject to price pressure and will hedge these purchases by shorting market indices or comparable stocks.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

The principal risks of investing in the Fund include:

• Arbitrage risk	• Foreign securities risk	• Market risk

• Common stock risk	• High portfolio turnover Risk	• New fund risk

• Counterparty risk	• Illiquid investments risk	• Securities lending risk

• Derivatives risk	• Leverage risk	• Short sale risk

	• Manager risk	• Volatility risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives-Risk Factors.”

PERFORMANCE INFORMATION

As the AQR Diversified Arbitrage Fund has not yet commenced operations as of the date of this prospectus, no full calendar year performance information is available.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class N Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class N
Redemption fee (as a percentage of amount redeemed)	1% of redemption proceeds on shares held for 60 days or less *

Exchange fee	None**

*	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.
**	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 1.00% on the proceeds from redemptions of shares held for 60 days or less.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Distribution (12b-1) fee	[	]%
Other expenses
Dividends on short sales**	[	]%
All other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]***	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class N Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.

**	Dividends on short sales are dividends paid to lenders on borrowed securities. These expenses relating to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the size of such dividends.
***	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class N Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

HOW THE FUNDS PURSUE THEIR

INVESTMENT OBJECTIVES

INVESTMENT TECHNIQUES

In addition to the principal investment strategies described above, each of the Funds may employ the following technique in pursuing their investment objectives.

Securities Lending. To attempt to increase its income or total return, a Fund may lend its portfolio securities to certain types of eligible borrowers. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities. Collateral will be received and maintained by a Fund’s custodian concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of a Fund. A Fund has a right to call a loan at any time and require the borrower to redeliver the borrowed securities to the Fund within the settlement time specified in the loan agreement or be subject to a “buy in”. A Fund will generally not have the right to vote securities while they are being loaned, but it is expected that the Adviser or Sub-Adviser, as applicable, will call a loan in anticipation of any important vote. Securities lending will be conducted by a securities lending agent approved by the Trust’s Board of Trustees. The securities lending agent maintains a list of broker-dealers, banks or other institutions that it has determined to be creditworthy. A Fund will only enter into loan arrangements with borrowers on the approved list.

RISK FACTORS

All investments, including those in mutual funds, have risks, and no one investment is suitable for all investors. Each Fund is intended for long-term investors. You may be subject to the risks described below if you invest in a Fund, based on the risks identified for a particular Fund in that Fund’s description above.

Arbitrage Risk: A Fund employing arbitrage strategies has the risk that the anticipated arbitrage opportunity does not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds its trade.

Common Stock Risk: Each Fund invests significantly in common stocks, which are a type of equity security that represents an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, a Fund could lose money if a company in which it invests becomes financially distressed.

Counterparty Risk: The Adviser or Sub-Adviser may make use of futures, forwards, swaps and other forms of derivative contracts. In general, a derivative contract (including options, as described below) typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by a Fund.

Derivatives Risk: The use of derivative instruments exposes a Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. Risks of these instruments include:

•	that interest rates, securities prices and currency markets will not move in the direction that the portfolio managers anticipate;

•	that prices of the instruments and the prices of underlying securities, interest rates or currencies they are designed to reflect do not move together as expected;

•	that the skills needed to use these strategies are different than those needed to select portfolio securities;

•

the possible absence of a liquid secondary market for any particular instrument and, for exchange-traded instruments, possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

•	that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited);

•	particularly in the case of privately-negotiated instruments, that the counterparty will not perform its obligations, which could leave a Fund worse off than if it had not entered into the position;

•

the inability to close out certain hedged positions to avoid adverse tax consequences, and the fact that some of these instruments, such as credit default swaps, may have uncertain tax implications for the Funds;

•

the fact that “speculative position limits” imposed by the Commodity Futures Trading Commission and certain futures exchanges on net long and short positions may require the Funds to limit or unravel positions in certain types of instruments; and

•	the high levels of volatility some of these instruments may exhibit, in some cases due to the high levels of leverage an investor may achieve with them.

Emerging Market Risk: A Fund investing in emerging markets will, among other things, be exposed to all the risks described below in the Foreign Securities Risk section, and you should review that section carefully. However, there are greater risks involved in investing in emerging market countries and/or their securities markets than there are in more developed countries and/or markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. A Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment in foreign securities.

Foreign Securities Risk: A Fund’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

•

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Funds’ investments in securities denominated in a foreign currency or may widen existing losses. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Fund’s net currency positions may expose it to risks independent of its securities positions.

•

Geographic Risk: If a Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

•

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Fund’s foreign investments, potentially including expropriation and nationalization, confiscatory taxation, and the potential difficulty of repatriating funds to the United States.

•

Regulatory Risk: Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

•	Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

•

Use of Foreign Currency Forward Agreements: Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause a Fund to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Growth Style Risk: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the investment performance of a Fund using a growth stock strategy may suffer.

High Portfolio Turnover Risk: To the extent that a Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Illiquid Investments Risk: If a Fund invests in illiquid investments, it may experience difficulty in selling the investments in a timely manner at the price it believes the investments are worth. If it needs to sell the investments quickly, for example to satisfy Fund shareholder redemption requests, it may be unable to do so, or to do so at a price the Adviser or Sub-Adviser deems appropriate.

Leveraging Risk: If a Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a Fund to pay interest.

Manager Risk: If a Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Each Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Market risk applies to every Fund investment. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

New Fund Risk: The Trust and Funds are newly-formed, and the Adviser has not previously served as the primary adviser, and the Sub-Adviser has not previously served as an investment

Sub-Adviser to an investment company registered under the 1940 Act. Accordingly, investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Securities Lending Risk: A Fund’s risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each of the Funds is responsible for any loss that might result from its investment of the borrower’s collateral.

Short Sale Risk: A Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after a Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, a Fund may not always be able to borrow the security at a particular time or at an acceptable price. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses. Before a Fund replaces a borrowed security, it is required to designate on its books cash or liquid assets as collateral to cover the Fund’s short position, marking the collateral to market daily. This obligation limits a Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Small Cap Securities Risk: A Fund may invest its assets in the stocks of companies with smaller market capitalizations. While the Adviser and Sub-Adviser believe these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Value Style Risk: Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Volatility Risk: A Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.

CHANGE IN OBJECTIVE

Each Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. Shareholders will normally receive at least 30 days’ written notice of any change in a Fund’s investment objective.

MANAGEMENT OF THE FUNDS

AQR Funds is organized as a Delaware statutory trust (“Trust”). The Trust is governed by a Board of Trustees that is responsible for overseeing all business activities of the Trust.

The Funds’ Adviser is AQR Capital Management, LLC, a Delaware limited liability company formed in 1998. Subject to the overall authority of the Board of Trustees, the Adviser furnishes continuous investment supervision and management to the Funds’ portfolios and also furnishes office space, equipment, and management personnel. The Adviser’s address is Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

The Adviser is an investment management firm that employs a disciplined multi-asset, global research process. (AQR stands for Applied Quantitative Research.) Until the launch of the Funds, the Adviser’s investment products have been primarily provided through a limited set of collective investment vehicles and separate accounts that utilize all or a subset of the Adviser’s investment strategies. The Adviser also serves as a sub-adviser to several registered investment companies. These investment products range from aggressive, high volatility and market-neutral alternative strategies, to low volatility, more traditional benchmark-driven products.

Investment decisions are made by the Adviser using a series of global asset allocation, arbitrage, and security selection models, and implemented using proprietary trading and risk-management systems. The Adviser believes that a systematic and disciplined process is essential to achieving long-term success in investment and risk management. The principals of the Adviser have been pursuing the research supporting this approach since the late 1980s, and have been implementing this approach in one form or another since 1993. The research conducted by principals and employees of the Adviser has been published in a variety of professional journals since 1991. Please see the Adviser’s website (www.aqr.com) for additional information regarding the published papers written by the Adviser’s principals and other personnel.

The Adviser’s founding principals, Clifford S. Asness, Ph.D., David G. Kabiller, CFA, Robert J. Krail, and John M. Liew, Ph.D., and several colleagues founded the Adviser in January 1998. Each of the Adviser’s founding principals was formerly at Goldman Sachs, & Co., where Mssrs. Asness, Krail, and Liew comprised the senior management of the Quantitative Research Group at Goldman Sachs Asset Management (GSAM). At GSAM, the team managed both traditional (managed relative to a benchmark) and non-traditional (managed seeking absolute returns) mandates. The founding principals formed the Adviser to build upon the success achieved at GSAM while enabling key professionals to devote a greater portion of their time to research and investment product development. The Adviser manages assets for institutional investors both in the United States and globally. The Adviser is based in Greenwich, Connecticut and employs in excess of 200 people as of the date of this prospectus.

CNH Partners, LLC, a Delaware limited liability company formed in 2001, a merger arbitrage, convertible arbitrage and diversified arbitrage research affiliate of the Adviser, is the Sub-Adviser of the AQR Diversified Arbitrage Fund. The Sub-Adviser is a joint venture created in 2001 by the Adviser and RAIM, LLC (“RAIM”). RAIM was formed by Mark Mitchell Ph.D. and Todd Pulvino Ph.D. The Adviser compensates the Sub-Adviser out of the management fee the Adviser receives for managing the Diversified Arbitrage Fund. The Sub-Adviser’s address is

Two Greenwich Plaza, 1st Floor, Greenwich, CT 06830. The Sub-Adviser employs 7 people in Greenwich, Connecticut, and utilizes the infrastructure of the Adviser for non-portfolio management functions.

Each Fund pays an investment advisory fee to the Adviser for serving as investment adviser, as reflected below and expressed as a percentage of average daily net assets.

Fund
AQR Global Equity Fund	[	]%
AQR International Equity Fund	[	]%
AQR International Small Cap Fund	[	]%
AQR Emerging Markets Fund	[	]%
AQR Large Cap Plus Fund	[	]%
AQR Small Cap Core Fund	[	]%
AQR Small Cap Growth Fund	[	]%
AQR Diversified Arbitrage Fund	[	]%

The Adviser has contractually agreed to reimburse the Class N Shares of each Fund to the extent that the annual ordinary operating expenses of each Fund’s Class N Shares exceed the following percentages of the average daily net assets of that class:

Fund
AQR Global Equity Fund	[	]%
AQR International Equity Fund	[	]%
AQR International Small Cap Fund	[	]%
AQR Emerging Markets Fund	[	]%
AQR Large Cap Plus Fund	[	]%
AQR Small Cap Core Fund	[	]%
AQR Small Cap Growth Fund	[	]%
AQR Diversified Arbitrage Fund	[	]%

The expense limitation agreement is effective through [                    ].

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ current Advisory Agreement with the Adviser and investment sub-advisory agreement with the Sub-Adviser will be available in the Funds’ annual report to shareholders.

The AQR Global Equity Fund, AQR International Equity Fund and the AQR Emerging Markets Fund are managed by Messrs. Clifford S. Asness, Ph.D., Ronen Israel, Oktay Kurbanov, John M. Liew, Ph.D., and Lars Nielsen. The AQR International Small Cap Fund, the AQR Large Cap Plus Fund, the AQR Small Cap Core Fund and the AQR Small Cap Growth Fund are managed by Messrs. Clifford S. Asness, Ph.D., Jacques A. Friedman, Ronen Israel and Lars Nielsen.

Clifford S. Asness, Ph.D. is the Managing and Founding Principal of the Adviser. Prior to co-founding the Adviser in 1998, Dr. Asness was a Managing Director and Director of Quantitative Research for Goldman Sachs Asset Management. Dr. Asness holds a B.S. in Economics from the Wharton School and a B.S. in Engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in Finance from the University of Chicago.

Jacques A. Friedman is a Principal of the Adviser. Prior to joining the Adviser at its inception in 1998, he was an Associate in the Quantitative Research Group at Goldman Sachs Asset Management. Mr. Friedman holds a B.S. in Applied Mathematics from Brown University and an M.S. in Applied Mathematics from the University of Washington.

Ronen Israel is a Principal of the Adviser. Prior to joining the Adviser in 1999, he was a Senior Analyst at Quantitative Financial Strategies, Inc. Mr. Israel holds a B.S. in Economics from the Wharton School and a B.A.S. in Biomedical Science from the University of Pennsylvania, and an M.A. in Mathematics from Columbia University.

Oktay Kurbanov is a Principal of the Adviser. Prior to joining the Adviser at its inception in 1998, he was an Analyst in the Quantitative Research Group at Goldman Sachs Asset Management. Mr. Kurbanov holds a B.S. in Physics and Mathematics from the University of Michigan, and an M.B.A from the Stern School of Business at New York University.

John M. Liew, Ph.D. is a Founding Principal of the Adviser. Prior to co-founding the Adviser in 1998, Dr. Liew was a Vice President and portfolio manager for Goldman Sachs Asset Management. Dr. Liew holds a B.A. in Economics, an M.B.A. and a Ph.D. in Finance from the University of Chicago.

Lars Nielsen is a Principal of the Adviser. Prior to joining the Adviser in 2000, he was an Analyst in the Quantitative Research Group of Danske Invest. Mr. Nielsen holds a B.Sc. and a M.Sc. in Economics from the University of Copenhagen, Denmark.

The portfolio managers of the Adviser responsible for oversight of the AQR Diversified Arbitrage Fund are Ronen Israel and Lars Nielsen (biographies provided above). The portfolio managers of the Sub-Adviser for the AQR Diversified Arbitrage Fund are Mark Mitchell, Ph.D. and Todd Pulvino, Ph.D.

Mark Mitchell, Ph.D. is a co-founder and principal of the Sub-Adviser. Prior to co-founding the Sub-Adviser, Dr. Mitchell was a finance professor at University of Chicago (1990-1999) and Harvard University (1999-2003). Dr. Mitchell holds a Ph.D. in Economics from Clemson University and B.B.A. in Economics from University of Louisiana at Monroe.

Todd Pulvino, Ph.D. is a co-founder and principal of the Sub-Adviser. Prior to co-founding CNH Partners, Dr. Pulvino was a member of the finance faculty of Northwestern University’s Kellogg School of Management and at Harvard Business School. Dr. Pulvino holds Ph.D. and A.M. degrees in Business Economics from Harvard University, an M.S. in Mechanical Engineering from the California Institute of Technology, and a B.Sc. degree in Mechanical Engineering from University of Wisconsin-Madison.

The Funds’ Statement of Additional Information provides additional information regarding portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of shares of the Fund(s) each such portfolio manager manages.

INVESTING WITH THE AQR FUNDS

The Funds are “no-load” mutual funds, which means that they do not impose any commission or sales charge when shares are purchased or sold. As discussed below, depending on the Fund, the Funds impose a 1% or 2% redemption fee on the proceeds from redemptions of shares held for 60 days or less.

Each Fund offers more than one class of shares. Each class of a Fund’s shares has a pro rata interest in the Fund’s investment portfolio, but differs as to expenses, distribution arrangements and the types of investors who may be eligible to invest in the share class. This prospectus only describes the Class N Shares of the Funds. The other share classes of the Funds are offered in separate prospectuses. Call 1-800-xxx-xxxx to obtain more information concerning the Funds’ other share classes, including the prospectuses for these other share classes.

ELIGIBILITY TO BUY CLASS N SHARES

Each Fund’s Class N Shares are offered to members of the general public. Prior to investing, non-U.S. residents should consult a qualified tax and/or legal adviser about whether purchasing shares of a Fund is a suitable investment given legal and tax ramifications; some non-U.S. persons may not be permitted to invest in a Fund, depending on applicable laws and regulations.

The Funds reserve the right to refuse any request to purchase shares.

INVESTMENT MINIMUMS – CLASS N SHARES

The minimum initial account size is $5,000. The minimum subsequent investment amount for Class N Shares of the Funds is $100. Shareholders investing through certain tax-qualified retirement plans or wrap fee programs may be subject to lower or no minimums. For omnibus accounts that meet the minimum investment requirement, the Funds do not impose any minimum investment requirement for sub-accounts, although the firm holding omnibus accounts may impose its own minimum investment requirements. The Funds have the discretion to waive or reduce the above minimum investment requirements.

TYPES OF ACCOUNTS – CLASS N SHARES

You may set up your account in any of the following ways:

Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts can have two or more owners, and provide for rights of survivorship.

Gift or Transfer to a Minor (UGMA, UTMA). These gift or transfer accounts let you give money to a minor for any purpose. The gift is irrevocable and the minor gains control of the account once he/she reaches the age of majority. Your application should include the minor’s social security number.

Trust for Established Employee Benefit or Profit-Sharing Plan. The trust or plan must be established before you can open an account and you must include the date of establishment of the trust or plan on your application.

Business or Organization. You may invest money on behalf of a corporation, association, partnership or similar institution. You should include a certified resolution with your application that indicates which officers are authorized to act on behalf of the entity.

Retirement. A qualified retirement account enables you to defer taxes on investment income and capital gains. Your contributions may be tax-deductible. For detailed information on the tax advantages and consequences of investing in individual retirement accounts (IRAs) and retirement plan accounts, please consult your tax advisor. The types of IRAs available to you are: Traditional IRA, Roth IRA, Rollover IRA, SIMPLE IRA, and Coverdell Education Savings Account (formerly called an Education IRA).

The Funds may be used as an investment in other kinds of retirement plans, including, but not limited to, Keogh plans maintained by self-employed individuals or owner-employees, traditional pension plans, corporate profit-sharing and money purchase pension plans, section 403(b)(7) custodial tax-deferred annuity plans, other plans maintained by tax-exempt organizations, cash balance plans and any and all other types of retirement plans. All of these accounts need to be established by the plan’s trustee and the plan’s trustee should contact the Funds regarding the establishment of an investment relationship.

SHARE PRICE

Net Asset Value. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of that Fund, is called the Fund’s net asset value (“NAV”) per share. Each Fund’s NAV per share is computed as of the scheduled close of trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day during which the NYSE is open for trading (a Business Day). Each Fund determines an NAV per share for each class of its shares. If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV per share of a Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made.

Each Fund’s investments are generally valued at market value, as determined based on readily available market quotations. The Funds may use pricing services to obtain readily available market quotations. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value.

Foreign markets may be open at different times and on different days than the NYSE, meaning that the value of the Funds’ shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern time).

Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Board of Trustees. When a security’s fair value is determined, the valuation may differ depending on the valuation method used by the Trust’s Valuation Committee. Shareholders who purchase or redeem shares when the value of one or more securities in a Fund’s portfolio have been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they would have if the securities had not been valued using the fair valuation procedures.

The Funds normally value equity securities primarily traded on North American, Central American, South American and Caribbean markets using market values as described above. However, the Funds have implemented fair value pricing on a daily basis for all equity securities that are not primarily traded on North American, Central American, South American and Caribbean markets because trading in these securities typically is completed at times that vary significantly from the closing of the NYSE. This fair value pricing process for foreign equity securities uses the quotations of an independent pricing service to value each such security unless (i) the pricing service does not provide prices for the security, in which event the Fund may use market value or fair value in accordance with the Trust’s Valuation Procedures or (ii) the Trust’s Valuation Committee determines that (i) a quote provided by the service does not accurately reflect the value of the security and (ii) the use of another fair valuation methodology is appropriate. This policy is designed to help ensure that the Funds’ NAVs per share appropriately reflect their investments’ values at the time of pricing.

You may obtain information as to the Fund’s NAV per share by visiting the Funds’ Web site at www.aqrfunds.com or by calling [                    ].

GENERAL PURCHASING POLICIES

•	You may purchase a Fund’s Class N Shares at the NAV per share next determined following receipt of your purchase order in good order by the Fund or an authorized agent of the Fund.

•	You may purchase a Fund’s Class N Shares directly from the Fund or through certain intermediaries without the imposition of any sales charges. See “How to Buy Class N Shares.”

•

Once a Fund accepts your purchase order, you may not cancel or revoke it; however, you may redeem the shares. A Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. This confirmation process may take up to 15 days.

•	Each Fund reserves the right to cancel any purchase or exchange order it receives if the Trust believes that it is in the best interest of a Fund’s shareholders to do so.

GENERAL REDEMPTION POLICIES

•	You may redeem the Funds’ Class N Shares at the NAV per share next-determined following receipt of your redemption order in good order by the Fund or an authorized agent of the Fund.

•	The Funds cannot accept a redemption request that specifies a particular redemption date or price.

•	Once a Fund accepts your redemption order, you may not cancel or revoke it.

•

The Funds generally will transmit redemption proceeds within seven days after receipt of your redemption request. If you recently made a purchase, the Funds may withhold redemption proceeds until they are reasonably satisfied that they have received your payment. This confirmation process may take up to 15 days.

•

The Funds reserve the right at any time without prior notice to suspend, limit, modify or terminate any privilege, including the telephone exchange privilege, or its use in any manner by any person or class.

Redemption in Kind. The Funds generally intend to pay all redemptions in cash. Each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV during any 90-day period for any one shareholder. Redemptions in excess of those amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of marketable securities. Brokerage costs may be incurred by a shareholder who receives securities and desires to convert them to cash.

Excessive and Short-Term Trading/Redemption Fee. The Funds are intended for long-term investment purposes, and thus purchases, redemptions and exchanges of Fund shares should be made with a view toward long-term investment objectives. Excessive trading, short-term trading and other abusive trading activities may be detrimental to a Fund and its long-term shareholders by disrupting portfolio management strategies, increasing brokerage and administrative cost, harming Fund performance and diluting the value of shares. Such trading may also require a Fund to sell securities to meet redemptions, which could cause taxable events that impact shareholders. If your investment horizon is not long-term, then you should not invest in the Funds.

The Board of Trustees has adopted policies and procedures that seek to discourage and not accommodate excessive or short-term trading activities. These policies and procedures include, among other things, use of fair value pricing of international securities, periodic review of shareholder trading activity, and the redemption fee policies described below.

The Board of Trustees has also adopted a redemption fee for Class N Shares of each Fund equal to 1.00% or 2.00% of the amount redeemed on shares held by the shareholder for 60 days or less. The redemption fee will be applied based on net assets at the time of the transaction. Any applicable redemption fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply redemption fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose redemption fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of redemption fees will vary.

To the extent feasible, the following types of transactions will be exempt from redemption fees:

•	redemptions of shares purchased through the automatic reinvestment of dividend and capital gain distributions;

•	redemptions of shares to pay account-related fees;

•	redemptions of shares purchased through an automatic investment program or similar periodic investment plan;

•	redemptions of shares associated with the automatic rebalancing of an account;

•	redemptions of shares purchased as a result of an employer contribution to a qualified retirement plan account;

•	redemptions of shares from shareholder accounts liquidated for failure to meet the minimum investment requirement;

•	redemptions of shares from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened;

•	redemptions of shares pursuant to a systematic withdrawal plan or similar periodic withdrawal plan;

•	redemptions of shares as part of a loan or hardship withdrawal from a qualified plan;

•	redemptions of shares to repay a loan from a qualified retirement account;

•	redemptions of shares for payment of involuntary fees;

•	redemptions of shares as part of a required distribution from a qualified retirement plan or IRA;

•	redemptions of shares upon the death or disability of an owner of record of an account; and

•

any other involuntary redemptions and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of redemption fees are:

•	accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts;

•	accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts;

•	accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and

•	wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds.

In addition, the Funds reserve the right to waive the redemption fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

Despite the Funds’ efforts to detect and prevent abusive trading activity, there can be no assurance that the Funds will be able to identify all of those who may engage in abusive trading and curtail their activity in every instance. In particular, it may be difficult to curtail such activity in certain omnibus accounts and other accounts traded through intermediaries, despite arrangements the Funds have entered into with the intermediaries to provide access to account level trading information. Omnibus accounts are comprised of multiple investors whose purchases, exchanges and redemptions are aggregated before being submitted to the Funds.

OTHER POLICIES

No Certificates. The issuance of shares is recorded electronically on the books of the Funds. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. The Funds do not issue certificates representing shares of the Funds.

Frozen Accounts. The Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Small Account Policy. Each of the Funds reserve the right, upon 60 days’ written notice, to redeem, at net asset value, the shares of any shareholder whose account has a value of less than [$5,000] in a Fund, other than as a result of a decline in the net asset value per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder.

Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least [$5,000] before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

HOW TO BUY CLASS N SHARES

How To Buy Shares

You can open an account and make an initial purchase of shares of the Funds directly from the Funds or through certain financial intermediaries that have entered into appropriate arrangements with the Funds’ Distributor, [                    ].

To open an account and make an initial purchase directly with the Funds, you can mail a check or other negotiable bank draft (payable to AQR Funds) in the applicable minimum amount, along with a completed and signed Account Application, to AQR Funds, [                    ]. To obtain an Account Application, call [                    ] or download one from www.[            ].com. A completed Account Application must include your valid taxpayer identification number. You may be subject to penalties if you falsify information with respect to your tax identification number.

After you have opened an account, you can make subsequent purchases of shares of the Funds through your financial intermediary or directly from the Funds, depending on where your account is established. To purchase shares directly by mail, send your instruction and a check to AQR Funds at [                    ].

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in a Fund. Financial intermediaries may charge their customers a transaction or service fee. The Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

Automatic Investment Plan:

The Funds offer an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Funds. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call [                    ] if you would like more information.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDelivery

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment in the Funds online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call [                    ] or visit www.[            ].com.

HOW TO REDEEM CLASS N SHARES

You may normally redeem your shares on any Business Day, i.e., any day during which the NYSE is open for trading. Redemptions of Class N Shares are priced at the NAV per share next determined after receipt of a redemption request in proper form by the Funds’ Distributor, the Funds or an authorized agent of the Funds, and subject to the redemption fee if the shares have been held for 60 days or less. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions, and will have its own procedures for arranging for redemptions of the Funds’ shares. If you have purchased your Fund shares through a financial intermediary, consult your intermediary for more information.

None of the Funds, the Adviser, the Distributor and the Transfer Agent of the Funds, nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine.

While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. The Funds will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to the Funds in order to add this option. The maximum amount that may be redeemed by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record or wired to a bank account previously designated on the Account Application.

By Mail

To redeem by mail, you must send a written request for redemption to the Funds, [                    ]. The Funds’ Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption check is payable to the shareholder(s) of record, (2) the redemption check is mailed to the shareholder(s) at the address of record, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

By Systematic Withdrawal

You may elect to have monthly electronic transfers [($[        ] minimum)] made to your bank account from your Funds account. Your Funds account must have a minimum balance of [$        ] and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEPIRA, 403(b) or other retirement account by telephone or via the Internet.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined (subject to the redemption fee if applicable) after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. The Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell shares or accurately determine the value of assets, or if the SEC orders the Funds to suspend redemptions or delay payment of redemption proceeds.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. The Funds intend to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. The Funds intend to pay cash for all shares redeemed, except in cases noted above under the heading “General Redemption Policies,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to the Funds, [                            .]

By ACH Transfer

If your bank account is ACH active, you may have your redemption proceeds sent to your bank account via ACH transfer.

By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by the Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Funds for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. The Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The Funds reserve the right to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to the Funds, [                            .] If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by the Funds.

RULE 12B-1 PLAN

The Board of Trustees has adopted with respect to each of the Funds a Rule 12b-1 Plan. The Rule 12b-1 Plan provides that the distribution fee payable is up to [    ]% annually of the Fund’s average daily net assets for Class N Shares. The Rule 12b-1 Plan permits a Fund to make payments for activities designed primarily to result in the sale of the Funds’ Class N Shares. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES PLAN

The Board of Trustees has adopted a Shareholder Services Plan for Class N Shares. Under the Shareholder Services Plan, the Funds pay the Adviser a fee for providing or arranging for the provision of certain services to shareholders of each Fund of up to [    ]% annually of the Fund’s average daily net assets for Class N Shares.

CERTAIN ADDITIONAL PAYMENTS

The Funds also may enter into agreements with certain intermediaries under which the Funds make payments to the intermediaries in recognition of the avoided transfer agency costs to the Funds associated with the intermediaries’ maintenance of customer accounts. Payments made under such agreements are generally based on [either (1) a percentage of the average daily net asset of customers serviced by the intermediary, up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such intermediary.] These payments are in addition to other payments described in this prospectus, such as payments under the Rule 12b-1 Plan and Shareholder Servicing Plan.

The Adviser (or an affiliate) also may make additional payments out of its own resources to certain intermediaries or their affiliates based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Adviser in connection with the sale or distribution of the Funds’ shares. The Adviser selects the intermediaries to which it or its affiliate makes payments. These additional payments to intermediaries, which are sometimes referred to as “revenue sharing” payments, may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend the Fund or a share class of the Fund over others offered by competing fund families. Ask your investment professional for more information.

The Adviser and the Funds’ Distributor may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Each Fund distributes to its shareholders substantially all net investment income as dividends and any net capital gains realized from sales of the Fund’s portfolio securities. Each of the Funds expects to declare and pay dividends annually. Net realized long-term capital gains, if any, are paid to shareholders at least annually.

All of your income dividends and capital gain distributions will be reinvested in additional shares unless you elect to have distributions paid by check. If any check from a Fund mailed to you is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in additional Fund shares.

TAXES

The following discussion of U.S. and non-U.S. taxation applies only to U.S. shareholders and is not intended to be a full discussion of income tax laws and their effect. You may wish to consult your own tax advisor.

Taxes on Transactions. When you redeem shares, you will experience a capital gain or loss if there is a difference between the tax basis of your shares and the price you receive when you redeem them. The federal tax treatment will depend on how long you owned the shares and your individual tax position. Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state or locality.

Exchanges. If you perform an exchange transaction, it is considered a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss.

Distributions. Distributions from investment income (dividends) and net short-term capital gains are taxable as ordinary income except as noted below. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held your Fund shares. Although a Fund will not be taxed on amounts it distributes, distributions will be taxable to you whether received in cash or reinvested in Fund shares, unless you hold your Fund shares in an individual retirement account or other tax-deferred account. These accounts are subject to complex tax rules and you should consult your tax advisor about which tax rules will apply to your investment.

The Trust will send you an annual statement to advise you as to the source of your distributions for tax purposes.

Taxes on Distributions. Distributions are subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the U.S., your distributions also may be taxed by the country in which you reside. Your distributions are taxable whether you take them in cash or reinvest them in additional shares.

For federal tax purposes, a Fund’s income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gains, except that “qualified dividend income” of noncorporate investors who satisfy certain holding period requirements is taxed at long-term capital gain rates, which currently reach a maximum of 15%. The 15% maximum rate for long-term capital gains is scheduled to expire at the end of 2010. After 2010, the capital gains rate is scheduled to increase to 20% and income from dividends would be taxed as ordinary income. The character of a capital gain depends on the length of time that the Fund held the asset it sold.

Every January, each of your Funds will send you and the IRS a statement called Form 1099 showing the amount of taxable distributions you received (including those reinvested in additional shares) in the previous calendar year.

Average Cost Calculation. Each shareholder is responsible for tax reporting and Fund share cost calculation. To facilitate your tax reporting, each Fund provides you with an average cost statement with your 1099 tax form. This average cost statement is based on transaction activity in an account for the period during which you held the account directly with the Fund.

Buying Into a Distribution. Purchasing a Fund’s shares in a taxable account shortly before a distribution by the Fund is sometimes called “buying into a distribution.” You pay income taxes on a distribution whether you reinvest the distribution in shares of the Fund or receive it in cash. In addition, you pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought shares of the Fund.

A Fund may build up capital gains during the period covered by a distribution (over the course of the year, for example) when securities in the Fund’s portfolio are sold at a profit. After subtracting any capital losses, the Fund distributes those gains to you and other shareholders, even if you did not own the shares when the gains occurred (if you did not hold the Fund earlier in the year, for example), and you incur the full tax liability on the distribution.

Non-U.S. Income Taxes. Investment income received by a Fund from sources within non-U.S. countries may be subject to non-U.S. income taxes withheld at the source. If a Fund pays nonrefundable taxes to non-U.S. governments during the year, the taxes will reduce the Fund’s dividends but will still be included in your taxable income. However, if a Fund qualifies for, and makes, a special election, you may be able to claim an offsetting credit or deduction on your tax return for your share of non-U.S. taxes paid by a Fund.

Backup Withholding. You must furnish to the Funds your properly certified social security or other tax identification number to avoid Federal income tax backup withholding on dividends, distributions and redemption proceeds. If you do not do so or the IRS informs the Fund that your tax identification number is incorrect, the Fund may be required to withhold a percentage (currently 28%) of your taxable distributions and redemption proceeds. Because each Fund must promptly pay to the IRS all amounts withheld, it is usually not possible for a Fund to reimburse you for amounts withheld. You may claim the amount withheld as a credit on your federal income tax return.

FINANCIAL HIGHLIGHTS

The Funds have not commenced operations as of the date of this prospectus. As such, no financial performance information for the Funds is available.

GLOSSARY OF TERMS

The following is a glossary of terms used throughout this prospectus and their definitions. This glossary is set forth solely for reference purposes. The terms summarized or referenced in this glossary are qualified in their entirety by the prospectus itself.

1940 Act	the Investment Company Act of 1940, as amended

Absolute Return Benchmark	the Merrill Lynch 3 Month Treasury Bill Index

Adviser	AQR Capital Management, LLC

Advisory Agreement	the Investment Advisory Agreement dated [—] under which the Adviser serves as investment adviser to The AQR Funds

Alpha	the risk-adjusted level of outperformance of a portfolio over its benchmark

Board of Trustees	the Board of Trustees of The AQR Funds or any duly authorized committee thereof, as permitted by applicable law

Business Day	each day during which the NYSE is open for trading

Code	the Internal Revenue Code of 1986, as amended

Convertible Securities	fixed-income securities that are convertible into common stock

Distributor	[ ]

Emerging Markets Benchmark or MSCI Emerging Markets Index	the MSCI Emerging Markets Total Return Index with Net Dividends Unhedged in U.S. Dollars, which is a free float-adjusted market capitalization index that is designed to measure the performance of equities in emerging markets

Global Equity Benchmark or MSCI World Index	the MSCI World Total Return Index with Net Dividends Unhedged in U.S. Dollars, a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada

International Equity Benchmark or MSCI EAFE Index	the MSCI EAFE Total Return Index with Net Dividends Unhedged in U.S. Dollars, a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada

International Small Cap Benchmark or MSCI EAFE Small Cap Index	the MSCI EAFE Small Cap Total Return Index with Net Dividends Unhedged in U.S. Dollars, a free float-adjusted market capitalization index that is designed to measure the performance of smaller capitalization equities in developed markets, excluding the Untied States and Canada

IRS	the Internal Revenue Service

Large Cap Benchmark or Russell 1000® Index	the Russell 1000® Index, which is designed the measure the performance of larger capitalization equities in the United States

Mutual fund	an investment company registered under the 1940 Act that pools the money of many investors and invests it in a variety of securities in an effort to achieve a specific objective over time

NAV	the net asset value of a particular Fund

NYSE	the New York Stock Exchange

Rule 12b-1 Plan	a plan pursuant to Rule 12b-1 under the 1940 Act, which permits a fund to pay distribution and shareholder servicing expenses out of fund assets

SEC	U.S. Securities and Exchange Commission

Small Cap Core Benchmark or Russell 2000® Index	the Russell 2000® Index, which is designed to measure the performance of smaller capitalization equities in the United States

Small Cap Growth Benchmark or Russell 2000® Growth Index	the Russell 2000® Growth Index, which is designed to measure the performance of smaller capitalization equities with above-average price-to-book ratios and forecasted growth rates in the United States

Sub-Adviser	CNH Partners, LLC

Transfer Agent	[ ]

Total return	the percentage change, over a specified time period, in a mutual fund’s NAV, assuming the reinvestment of all distributions of dividends and capital gains

Tracking Error or Tracking Risk	a measure of how closely a portfolio follows the index to which it is benchmarked. It measures the standard deviation of the difference between the portfolio and index returns.

You may wish to read the Statement of Additional Information for more information about the Funds. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is considered to be part of this prospectus.

You may obtain free copies of the Funds’ Statement of Additional Information, request other information, and discuss your questions about the Funds by writing or calling:

The AQR Funds

[Insert fund contact address and toll-free number]

The requested documents will be sent within three business days of your request.

You may also obtain the Funds’ Statement of Additional Information, along with other information, free of charge, by visiting the Funds’ Web site at [www.            .com].

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Fund documents may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

AQR Funds Trust

[Insert Investment Company Act File No.]

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

THE AQR FUNDS

PROSPECTUS

[—], 2008

CLASS I SHARES

INTERNATIONAL AND GLOBAL EQUITY FUNDS

AQR Global Equity Fund

AQR International Equity Fund

AQR International Small Cap Fund

AQR Emerging Markets Fund

DOMESTIC EQUITY FUNDS

AQR Large Cap Plus Fund

AQR Small Cap Core Fund

AQR Small Cap Growth Fund

ABSOLUTE RETURN FUND

AQR Diversified Arbitrage Fund

This prospectus contains important information about each Fund, including its investment objective, fees and expenses. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class I Shares of each Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. In addition, your investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in any of the Funds. The likelihood of loss may be greater if you invest for a shorter period of time.

OVERVIEW OF THE AQR FUNDS

This prospectus describes the series (“Funds”) of the AQR Funds. AQR Capital Management, LLC (the Adviser) serves as the investment adviser of each Fund. CNH Partners, LLC (the Sub-Adviser), an affiliate of the Adviser, serves as the investment sub-adviser of the AQR Diversified Arbitrage Fund.

The Funds comprise:

Name of Fund	General Nature of Fund	Fund Benchmark
International and Global Equity Funds

AQR Global Equity Fund	Invests worldwide in developed markets including the U.S. and Canada	MSCI World Index

AQR International Equity Fund	Invests worldwide in developed markets excluding the U.S. and Canada	MSCI EAFE Index

AQR International Small Cap Fund	Invests worldwide in smaller companies in developed markets excluding the U.S. and Canada	MSCI EAFE Small Cap Index

AQR Emerging Markets Fund	Invests in emerging markets	MSCI Emerging Markets Index

Domestic Equity Funds

AQR Large Cap Plus Fund	Invests approximately 130% “long” in larger U.S. companies deemed attractive and 30% “short” in larger U.S. companies deemed unattractive	Russell 1000® Index

AQR Small Cap Core Fund	Invests in smaller U.S. companies	Russell 2000 ® Index

AQR Small Cap Growth Fund	Invests in smaller growth-oriented U.S. companies	Russell 2000 ® Growth Index

Absolute Return Funds

AQR Diversified Arbitrage Fund	Invests using “alternative investment” strategies such as merger arbitrage, convertible arbitrage, and other forms of arbitrage	Merrill Lynch 3 Month Treasury Bill Index

For information regarding a Fund’s principal and common risks, see below the “Principal Investment Risks” section for each Fund and the section entitled “How the Funds Pursue their Investment Objectives – Risk Factors.”

GLOSSARY

To keep things simple, we have defined and explained a number of terms and concepts in a Glossary at the back of this prospectus. Terms that are in italics have definitions or explanations in the Glossary.

INVESTMENT PHILOSOPHY

All the International and Global Equity Funds and Domestic Equity Funds managed by the Adviser share a common investment philosophy and investment process.

The AQR Diversified Arbitrage Fund is managed according to its own philosophy and process, which is described in detail in the discussion of that Fund’s investment strategies in this prospectus.

The Adviser’s core beliefs are that (1) equity markets are neither completely efficient nor completely inefficient and (2) a disciplined quantitative approach can be used effectively in seeking to outperform market benchmarks. In implementing its investment philosophy, the Adviser uses quantitative tools to analyze and understand the vast amount of data available regarding the markets and securities in which the Adviser is investing. In contrast to the stereotypical “black box” concept of quantitative investing (i.e., obscure mathematical models generating unintuitive trades with no transparency), the Adviser’s investment process is “quantitative” in the sense that the Adviser employs quantitative tools to implement a fundamental investment process. The Adviser also believes that a large set of small trades, coupled with systematic risk controls, can offer a more attractive risk-adjusted return than a small set of large trades.

The Adviser’s investment philosophy is based on the fundamental concepts of value and momentum. Value investing is simply buying securities that are considered by the Adviser to be undervalued by the market and selling securities that the Adviser believes are overvalued by the market. Momentum investing is simply buying securities whose stock price is increasing and selling securities whose stock price is not increasing or may be falling.

The Adviser believes that using both value and momentum strategies in selecting investments is a powerful and effective approach because the two strategies are usually negatively correlated. As a result, when the two strategies are used together by the Adviser in making investment selections, the investments chosen by the Adviser tend to be either cheap stocks or stocks that are coming into favor with investors. Stocks that score well by taking into account both factors will generally have the highest weightings. The combination of the two strategies is designed to produce a Fund portfolio that seeks to preserve the positive expected return of each strategy while having the added benefit of significantly lower volatility than would otherwise be achieved by using either strategy alone.

The concepts of value and momentum are taken into account by the Adviser broadly across many factors and signals that help guide the Adviser in selecting: (1) individual securities within an industry, (2) the relative weighting of various sectors and industries, and/or (3) countries and currencies. The value and momentum philosophy for selecting individual securities and for determining the weightings of various industry sectors is common to all of the International and Global Equity Funds and Domestic Equity Funds. The explicit selection of countries and currencies is applied to the AQR Emerging Markets Fund, AQR Global Equity Fund, and AQR International Equity Fund.

Over the years, the Adviser has refined its methods of measuring value and momentum and has undertaken extensive research into stock selection factors and themes that augment these core approaches. Certain factors or themes can degrade over time and, therefore, the Adviser works on refining the measurement of the various factors and themes it believes will produce positive investment results. The Adviser believes that the factors and themes it employs are economically intuitive and are generally based on extensive academic research.

2

INVESTMENT PROCESS

The Adviser sees the world in “views,” which are simply quantitative processes that rank every stock in the investment universe from most attractive to least attractive with respect to a particular investment factor. Portfolio weights are assigned to reflect each stock’s degree of attractiveness. Each “view” has an associated forecasted volatility based on a risk model for each factor.

For stock selection there are two types of “views” used by the Adviser:

•	one view is used to select stocks within an industry,

•	the other view is used to select industries.

In the stock selection view, each stock is ranked by the Adviser based on its raw investment signal relative to its industry’s average investment signal. Stock selection views are designed to be approximately industry-neutral.

In the industry selection view, each industry is ranked as to how its industry average investment signal compares to the other industries. Industry selection views explicitly overweight or underweight industries as a whole.

The final aggregate view of the Adviser is a combination of the stock and industry views and all the underlying factors, resulting in a weight assigned to each stock, which is a cumulative measure of its overall attractiveness. The weighting for each stock reflects the anticipated level of excess return potential of that stock and is used by the Adviser to forecast anticipated “alpha” for that stock. The Adviser then combines the alpha forecasts for each stock with trading costs, liquidity constraints, and other portfolio constraints to create an optimal portfolio for each Fund. For Funds that are long only, the smallest weighting of an unattractive stock is zero. In contrast, any Fund that allows short sales will have negative weights (i.e., short sales) for the least attractive stocks.

The Adviser’s portfolio optimization process also has a strong risk-control element. Since each “view” has an associated volatility forecast, it is possible to estimate the tracking error of each Fund (i.e., the deviation in performance of a Fund’s underlying portfolio from its benchmark). The Adviser sets explicit tracking error targets for each Fund and its portfolio construction process takes into account how much each of the views contributes to the overall risk of each Fund.

Buys and sells for each Fund are made through periodic rebalancing. The Adviser monitors each Fund relative to moves in the Adviser’s proprietary models. The Adviser employs a rebalancing strategy that seeks to provide an optimal balance between maintaining up-to-date views and minimizing trading costs. Stock trading is primarily executed electronically through direct connections to exchanges that allow the Adviser to employ automated trading algorithms that place their trades in a liquidity-providing manner. By trading passively and providing liquidity to the market the Adviser seeks to reduce market impact costs and reduce the total cost of trading.

3

In summary, the Adviser’s investment process for the Funds entails the following key steps:

•	Develop a ranking for each stock using a disciplined, systematic approach to analyze a wide variety of factors based on the underlying philosophy of value and momentum.

•

Combine these rankings into a Fund portfolio that takes into account trading costs, liquidity considerations, tracking error targets, and portfolio construction constraints (e.g. no shorting for Funds that do not enter into short sales).

•	Rebalance each Fund’s portfolio in a manner that seeks to create a balance between keeping the portfolio in line with the ideal desired portfolio and the need to minimize trading costs.

•	Execute trades primarily in a highly automated and liquidity-providing manner to seek to reduce the total cost of trading.

4

AQR GLOBAL EQUITY FUND

INVESTMENT OBJECTIVE

The AQR Global Equity Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the MSCI World Total Return Index with Net Dividends Unhedged in U.S. Dollars (the Global Equity Benchmark) while seeking to control its tracking risk relative to this benchmark. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada.

The Fund’s portfolio normally will be managed by both overweighting and underweighting securities, countries and currencies relative to the Global Equity Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the Global Equity Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach emphasizing both top-down country/currency allocation and bottom-up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection.

The Adviser uses a set of value, momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

•

Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and interest rate differentials for choosing currencies.

•

Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

The Adviser views the selection of individual securities, countries and currencies as three independent decisions. The Adviser may utilize country index futures, index swaps and foreign currency forwards to overweight or underweight the country and currency exposure of the overall portfolio relative to the Global Equity Benchmark.

Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to,

5

exchange-traded funds, equity index futures, equity index swaps and depositary receipts). The Fund invests primarily in securities comprising the Global Equity Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use options, warrants, equity swaps, financial futures contracts and other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, short-term investment funds.

The Fund may invest to a lesser extent in securities of issuers, countries and currencies not included in the Global Equity Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

The principal risks of investing in the Fund include:

• Common stock risk • Counterparty risk • Derivatives risk	• Foreign securities risk • Manager risk • Market risk	• New fund risk • Securities lending risk • Value style risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives-Risk Factors.”

PERFORMANCE INFORMATION

The AQR Global Equity Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s returns compare to a broad measure of market performance.

A privately offered fund managed by the Adviser was reorganized into the Fund as of the date the Fund commenced operations (i.e., December     , 2008). This privately offered fund was

6

organized in March 2006 and commenced operations in June 2006 and had an investment objective, investment policies and restrictions that were, in all material respects, the same as those of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act. In addition, this privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code which, if applicable, might have adversely affected its performance.

The Fund’s performance for periods prior to December     , 2008 is that of the privately offered fund. The privately offered fund’s total annual fund operating expenses during the periods presented were lower than the Fund’s estimated total annual fund operating expenses for Class I Shares. The Fund has restated the privately offered fund’s performance to reflect the Fund’s fees, estimated expenses and fee waivers/expense limitations of Class I Shares upon their initial offering.

Class I Shares – Total Returns for Years Ended December 31

[Bar Chart to Follow]

During the periods shown in the chart, the highest quarterly return was [—]% (for the quarter ended [—]) and the lowest quarterly return was [—]% (for the quarter ended [—]).

The following table compares the Fund’s average annual total returns as of [—] to the Global Equity Benchmark. The returns shown for the Global Equity Benchmark do not reflect the deduction of fees, expenses or taxes, because the Global Equity Benchmark is not a fund. You can not invest directly in an index.

Average Annual Total Returns for Periods Ended December 31, 2008.

[Table to Follow]

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Redemption fee (as a percentage of amount redeemed)	2% of redemption proceeds on shares held for 60 days or less*

Exchange fee	None**

*	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.
**	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 2.00% on the proceeds from redemptions of shares held for 60 days or less.

7

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]**	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class I Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class I Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

8

AQR INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The AQR International Equity Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the MSCI EAFE Total Return Index with Net Dividends Unhedged in U.S. Dollars (the International Equity Benchmark) while seeking to control its tracking risk relative to this benchmark. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada.

The Fund’s portfolio normally will be managed by both overweighting and underweighting securities, countries and currencies relative to the International Equity Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the International Equity Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach emphasizing both top-down country/currency allocation and bottom-up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection.

The Adviser uses a set of value, momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously:

•

Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and interest rate differentials for choosing currencies.

•

Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

The Adviser views the selection of individual securities, countries and currencies as three independent decisions. The Adviser may utilize country index futures, index swaps and foreign currency forwards to overweight or underweight the country and currency exposure of the overall portfolio relative to the International Equity Benchmark.

Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to,

9

exchange-traded funds, equity index futures, equity index swaps and depositary receipts). The Fund invests primarily in securities comprising the International Equity Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use options, warrants, equity swaps, financial futures contract or other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets will be held in cash or cash equivalents including, but not limited to, short-term investment funds.

The Fund may invest to a lesser extent in securities of issuers in countries and currencies not included in the International Equity Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

The principal risks of investing in the Fund include:

• Common stock risk • Counterparty risk • Derivatives risk	• Foreign securities risk • Manager risk • Market risk	• New fund risk • Securities lending risk • Value style risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives-Risk Factors.”

PERFORMANCE INFORMATION

The AQR International Equity Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s returns compare to a broad measure of market performance.

A privately offered fund managed by the Adviser was reorganized into the Fund as of the date the Fund commenced operations (i.e., December     , 2008). This privately offered fund was

10

organized in June 2004 and commenced operations in August 2004 and had an investment objective, investment policies and restrictions that were, in all material respects, the same as those of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act. In addition, this privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code which, if applicable, might have adversely affected its performance.

The Fund’s performance for periods prior to December     , 2008 is that of the privately offered fund. The privately offered fund’s total annual fund operating expenses during the periods presented were lower than the Fund’s estimated total annual fund operating expenses for Class I Shares. The Fund has restated the privately offered fund’s performance to reflect the Fund’s fees, estimated expenses and fee waivers/expense limitations of Class I Shares upon their initial offering.

Class I Shares – Total Returns for Years Ended December 31

[Bar Chart to Follow]

During the periods shown in the chart, the highest quarterly return was [—]% (for the quarter ended [—]) and the lowest quarterly return was [—]% (for the quarter ended [—]).

The following table compares the Fund’s average annual total returns as of [—] to the International Equity Benchmark. The returns shown for the International Equity Benchmark do not reflect the deduction of fees, expenses or taxes, because the International Equity Benchmark is not a fund. You can not invest directly in an index.

Average Annual Total Returns for Periods Ended December 31, 2008

[Bar Chart to Follow]

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Redemption fee (as a percentage of amount redeemed)	2% of redemption proceeds on shares held for 60 days or less *

Exchange fee	None**

*	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.
**	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 2.00% on the proceeds from redemptions of shares held for 60 days or less.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]**	[	]%
Net annual fund operating expenses	[	]%

11

*	This table shows the estimated operating expenses of Class I Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class I Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

12

AQR INTERNATIONAL SMALL CAP FUND

INVESTMENT OBJECTIVE

The AQR International Small Cap Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the MSCI EAFE Small Cap Total Return Index with Net Dividends Unhedged in U.S. Dollars (the International Small Cap Benchmark) while seeking to control its tracking risk relative to this benchmark. The International Small Cap Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of smaller capitalization equities in developed markets, excluding the United States and Canada.

The Fund’s portfolio normally will be managed by both overweighting and underweighting securities relative to the International Small Cap Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the International Small Cap Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach that includes both selection of individual stocks within industries and explicit industry/sector selection.

The Adviser uses a set of value, momentum and economic factors to generate its investment portfolio. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

•

Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios.

•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum and earnings momentum.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

Generally the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in instruments of or related to smaller capitalization issuers. For this purpose, the Adviser considers issuers with market capitalizations that are similar to those that qualify for inclusion in the International Small Cap Benchmark to be smaller capitalization issuers.

The Adviser invests primarily in securities comprising the International Small Cap Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use equity or equity-related instruments, options, warrants, equity swaps, financial futures contract or other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets will be held in cash or cash equivalents including, but not limited to, short-term investment funds.

13

The Fund may invest to a lesser extent in securities of issuers and countries not included in the International Small Cap Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

• Common stock risk • Counterparty risk • Derivatives risk	• Foreign securities risk • Manager risk • Market risk	• New fund risk • Securities lending risk • Small cap securities risk • Value style risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives-Risk Factors.”

PERFORMANCE INFORMATION

As the AQR International Small Cap Fund has not yet commenced operations as of the date of this prospectus, no full calendar year performance information is available.

14

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Redemption fee (as a percentage of amount redeemed)	2% of redemption proceeds on shares held for 60 days or less *

Exchange fee	None**

*	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.
**	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 2.00% on the proceeds from redemptions of shares held for 60 days or less.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]**	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class I Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class I Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

15

AQR EMERGING MARKETS FUND

INVESTMENT OBJECTIVE

The AQR Emerging Markets Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the MSCI Emerging Markets Total Return Index with Net Dividends Unhedged in U.S. Dollars (the Emerging Markets Benchmark) while seeking to control its tracking risk relative to this benchmark. The Emerging Markets Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in emerging markets.

The Fund’s portfolio normally will be managed by both overweighting and underweighting securities, countries and currencies relative to the Emerging Markets Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the Emerging Markets Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach emphasizing both top-down country/currency allocation and bottom-up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection.

The Adviser uses a set of value, momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

•

Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and interest rate differentials for choosing currencies.

•

Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

The Adviser views the selection of individual securities, countries and currencies as three independent decisions. The Adviser may utilize country index futures, index swaps and foreign currency forwards to overweight or underweight the country and currency exposure of the overall portfolio relative to the Emerging Markets Benchmark.

Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to,

16

exchange-traded funds, equity index futures, equity index swaps and depositary receipts) of emerging market countries. For this purpose, the Adviser considers an emerging market country to be one whose economy or markets are similar to those included in the Emerging Markets Benchmark.

The Adviser invests primarily in securities comprising the Emerging Markets Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use options, warrants, equity swaps, financial futures contracts and other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, short-term investment funds.

The Fund may invest to a lesser extent in securities of issuers, countries and currencies not included in the Emerging Markets Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

The principal risks of investing in the Fund include:

• Common stock risk • Counterparty risk • Derivatives risk	• Emerging markets risk • Foreign securities risk • Manager risk	• Market risk • New fund risk • Securities lending risk • Value style risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives-Risk Factors.”

PERFORMANCE INFORMATION

As the AQR Emerging Markets Fund has not yet commenced operations as of the date of this prospectus, no full calendar year performance information is available.

17

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Redemption fee (as a percentage of amount redeemed)	2% of redemption proceeds on shares held for 60 days or less *

Exchange fee	None**

*	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.
**	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 2.00% on the proceeds from redemptions of shares held for 60 days or less.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]**	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class I Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class I Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

18

AQR LARGE CAP PLUS FUND

INVESTMENT OBJECTIVE

The AQR Large Cap Plus Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the Russell 1000® Index (the Large Cap Benchmark) while seeking to control its tracking risk relative to this benchmark. The Large Cap Benchmark is designed to measure the performance of larger capitalization equities in the United States.

The Fund’s portfolio normally will be managed by both overweighting and underweighting or selling short securities relative to the Large Cap Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the Large Cap Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach that includes both selection of individual stocks within industries and explicit industry/sector selection.

The term “Plus” in the Fund’s name refers to the ability of the Fund to sell securities short. In a traditional fund that does not permit short sales of securities, the fund’s adviser can at most assign a zero weighting to securities that the adviser expected to underperform. In this Fund, the Adviser can actually sell securities short that the Adviser views as likely to go down in value or underperform. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. In addition, the ability of the Fund to sell securities short should enable the Fund to invest in additional securities as long positions while normally keeping the overall net exposure to the market the same as a traditional long-only strategy.

The Fund generally will hold (i) long positions, either directly or through derivatives, equal to approximately 130% of the Fund’s net assets and (ii) short positions, either directly or through derivatives, equal to approximately 30% of the Fund’s net assets. The Fund intends to maintain an approximate net 100% long exposure to the equity market (i.e., long market value minus short market value). The long and short positions held by the Fund may vary over time as market opportunities develop. Under normal market conditions, the Fund’s long positions may range from 120% to 140% of its net assets and its short positions may range from 20% to 40% of its net assets. However, in times of unusual or adverse market, economic or political conditions, the Fund’s long positions may be less than 120% of its net assets and/or its short positions may be less than 20% of its net assets.

The Adviser uses a set of value, momentum and economic factors to generate its investment portfolio. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

19

•

Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios.

•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum and earnings momentum.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

Generally, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in instruments of or related to larger capitalization issuers. For this purpose, the Adviser considers issuers with market capitalizations that are similar to those that qualify for inclusion in the Large Cap Benchmark to be larger capitalization issuers.

The Fund invests primarily in securities comprising the Large Cap Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use equity or equity-related instruments, options, warrants, financial futures contracts and other types of derivative instruments in seeking to achieve its investment objective. The Fund may invest to a lesser extent in securities of companies not included in the Large Cap Benchmark. A portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, short-term investment funds.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

The principal risks of investing in the Fund include:

• Common stock risk	• Leveraging risk	• Securities lending risk

• Counterparty risk	• Manager risk	• Short sale risk

• Derivatives risk	• Market risk	• Value style risk

• High portfolio turnover risk	• New fund risk	• Volatility risk

20

For more information on risks, see “How the Funds Pursue Their Investment Objectives-Risk Factors.”

PERFORMANCE INFORMATION

As the AQR Large Cap Plus Fund has not yet commenced operations as of the date of this prospectus, no full calendar year performance information is available.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Redemption fee (as a percentage of amount redeemed)	1% of redemption proceeds on shares held for 60 days or less *

Exchange fee	None**

*	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.
**	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 1.00% on the proceeds from redemptions of shares held for 60 days or less.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Other expenses
Dividends on short sales**	[	]%
All other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]***	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class I Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	Dividends on short sales are dividends paid to lenders on borrowed securities. These expenses relating to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the size of such dividends.
***	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class I Shares. This arrangement will continue at least through [ ].

21

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

22

AQR SMALL CAP CORE FUND

INVESTMENT OBJECTIVE

The AQR Small Cap Core Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the Russell 2000® Index (the Small Cap Core Benchmark) while seeking to control its tracking risk relative to this benchmark. The Small Cap Core Benchmark is designed to measure the performance of smaller capitalization equities in the United States.

The Fund’s portfolio normally will be managed by both overweighting and underweighting securities relative to the Small Cap Core Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the Small Cap Core Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach that includes both selection of individual stocks within industries and explicit industry/sector selection.

The Adviser uses a set of value, momentum and economic factors to generate its investment portfolio. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

•

Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios.

•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum and earnings momentum.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in instruments of or related to smaller capitalization issuers. For this purpose, the Adviser considers issuers with market capitalizations that are similar to those that qualify for inclusion in the Small Cap Core Benchmark to be smaller capitalization issuers.

The Fund invests primarily in securities comprising the Small Cap Core Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use equity or equity-related instruments, options, warrants, financial futures contracts and other types of derivative instruments in seeking to achieve its investment objective. The Fund may invest to a lesser extent in securities of companies not included in the Small Cap Core Benchmark. A portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, short-term investment funds.

23

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

The principal risks of investing in the Fund include:

• Common stock risk	• Manager risk	• Securities lending risk

• Counterparty risk	• Market risk	• Small cap securities risk

• Derivatives risk	• New fund risk	• Value style risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives—Risk Factors.”

PERFORMANCE INFORMATION

The AQR Small Cap Core Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s returns compare to a broad measure of market performance.

A privately offered fund managed by the Adviser was reorganized into the Fund as of the date the Fund commenced operations (i.e., December     , 2008). This privately offered fund was organized in November 2004 and commenced operations in December 2004. It had an investment objective, investment policies and restrictions that were, in all material respects, the same as those of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act. In addition, this privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code which, if applicable, might have adversely affected its performance.

The Fund’s performance for periods prior to December     , 2008 is that of the privately offered fund. The privately offered fund’s total annual fund operating expenses during the periods presented were lower than the Fund’s estimated total annual fund operating expenses for Class I Shares. The Fund has restated the privately offered fund’s performance to reflect the Fund’s fees, estimated expenses and fee waivers/expense limitations of Class I Shares upon their initial offering.

24

Class I Shares – Total Returns for Years Ended December 31

[Bar Chart to Follow]

During the periods shown in the chart, the highest quarterly return was [—]% (for the quarter ended [—]) and the lowest quarterly return was [—]% (for the quarter ended [—]).

The following table compares the Fund’s average annual total returns as of [—] to the Core Benchmark. The returns shown for the Core Benchmark do not reflect the deduction of fees, expenses or taxes, because the Core Benchmark is not a fund. You can not invest directly in an index.

Average Annual Total Returns for Periods Ended December 31, 2008

[Table to Follow]

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Redemption fee (as a percentage of amount redeemed)	1% of redemption proceeds on shares held for 60 days or less *

Exchange fee	None**

*	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.
**	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 1.00% on the proceeds from redemptions of shares held for 60 days or less.

25

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]**	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class I Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	[The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class I Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]	$	[	]
3 Years	$	[	]	$	[	]

26

AQR SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The AQR Small Cap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the Russell 2000® Growth Index (the Small Cap Growth Benchmark) while seeking to control its tracking risk relative to this benchmark. The Small Cap Growth Benchmark is designed to measure the performance of smaller capitalization equities with above-average price-to-book ratios and forecasted growth rates in the United States.

The Fund’s portfolio normally will be managed by both overweighting and underweighting securities relative to the Small Cap Growth Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the Small Cap Growth Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach that includes both selection of individual stocks within industries and explicit industry/sector selection.

The Adviser uses a set of value, momentum and economic factors to generate its investment portfolio. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

•

Value strategies favor securities that appear cheap based on fundamental measures. Examples of value strategies include using price-to-earnings and price-to-book ratios. Since the AQR Small Cap Growth Fund invests primarily in companies included in the Small Cap Growth Benchmark, the application of value strategies seeks to identify securities that display good relative value among companies that share growth characteristics.

•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum and earnings momentum.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in instruments of or related to smaller capitalization issuers. For this purpose, the Adviser considers issuers with market capitalizations that are similar to those that qualify for inclusion in the Small Cap Growth Benchmark to be smaller capitalization issuers.

The Fund invests primarily in securities comprising the Small Cap Growth Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use equity or equity-related instruments, options, warrants, financial futures contracts and other types

27

of derivative instruments in seeking to achieve its investment objective. The Fund may invest to a lesser extent in securities of companies not included in the Small Cap Growth Benchmark. A portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, short-term investment funds.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

The principal risks of investing in the Fund include:

• Common stock risk	• Growth style risk	• New fund risk

• Counterparty risk	• Manager risk	• Securities lending risk

• Derivatives risk	• Market risk	• Small cap securities risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives—Risk Factors.”

PERFORMANCE INFORMATION

As the AQR Small Cap Growth Fund has not yet commenced operations as of the date of this prospectus, no full calendar year performance information is available.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Redemption fee (as a percentage of amount redeemed)	1% of redemption proceeds on shares held for 60 days or less *

Exchange fee	None**

*	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.
**	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 1.00% on the proceeds from redemptions of shares held for 60 days or less.

28

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total Annual Fund Operating Expenses	[	]%
[Contractual Fee and Expense Waivers]**	[	]%
Net Annual Fund Operating Expenses	[	]%

*	This table shows the estimated operating expenses of Class I Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class I Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

Related Performance Information

The information set forth below shows historical total returns for a privately offered fund. The fund had investment objectives and policies that are substantially similar to those of the AQR Small Cap Growth Fund. The Adviser intends to manage the AQR Small Cap Growth Fund in a manner substantially similar to that of the fund.

The performance information is historical of the Adviser in managing a privately offered fund with substantially similar investment objectives and policies and should not be considered predictive of the Fund’s future results. The fund was not registered as an investment company under the 1940 Act. In addition, this fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code which, if applicable, might have adversely affected its performance.

The manner in which the performance was calculated for the privately offered fund differs from that of registered mutual funds such as the Fund. This composite performance data was calculated in accordance with Global Investment Performance Standards (“GIPS”). All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Securities are valued as of trade-date. The currency used to express performance in the composite is U.S. dollars. The performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

29

The privately offered fund’s total annual operating expenses during the periods presented were lower than the Fund’s estimated total annual fund operating expenses for Class I Shares. The performance presented has been restated to reflect the Fund’s fees, estimated expenses and fee waivers/expense reimbursements for Class I Shares upon their initial offering.

Prior Performance of Similar Fund Managed by the Adviser

[Chart to follow.]

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AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENT OBJECTIVE

The AQR Diversified Arbitrage Fund seeks long-term absolute (positive) returns.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the Merrill Lynch 3 Month Treasury Bill Index (the Absolute Return Benchmark) while seeking to control its tracking risk relative to this benchmark. The Absolute Return Benchmark is designed to measure the performance of a high-quality short-term cash-equivalent investment. An investment in the Fund is more volatile than an investment in Treasury Bills, and is also not backed by the full faith and credit of the U.S. government

The Fund invests in a diversified portfolio of arbitrage and alternative investment strategies employed by hedge funds and proprietary trading desks of investment banks, including merger arbitrage, convertible arbitrage, and other kinds of arbitrage or alternative investment strategies described more fully below. The Sub-Adviser tactically allocates the Fund’s assets across alternative investment strategies with desirable anticipated returns based on market conditions.

The Sub-Adviser will utilize hedging strategies with the intent of (i) reducing the risk associated with each of the arbitrage strategies; (ii) keeping the overall volatility of the Fund’s net asset value relatively low; and (iii) keeping a relatively low correlation with the overall equity market. As conditions warrant, the Fund may borrow from banks to increase its portfolio holdings of securities. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount equal to as much as 33  1/3% of the value of its total assets.

The Fund will also engage extensively in short sales of securities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. For arbitrage strategies, the Fund will generally buy securities and simultaneously sell securities short in amounts that are intended to result in an approximately neutral economic exposure to overall market movements.

The Fund normally invests primarily in equity or convertible debt securities In response to adverse market, economic or other conditions, such as the availability of attractive arbitrage opportunities (or lack thereof) and the level of merger activity, the Fund may temporarily invest a substantial portion of its assets in cash or cash-equivalent securities. During such periods it may not achieve its investment objective.

31

Examples of Arbitrage and Other Alternative Investment Strategies:

Merger Arbitrage: When engaging in merger arbitrage, the Sub-Adviser buys shares of the “target” company in a proposed merger or other reorganization between two companies. If the transaction is for the stock of the acquirer, the Sub-Adviser may seek to hedge the exposure to the acquirer by shorting the stock of the acquiring company in an amount determined with reference to the exchange ratio specified in the agreement between the acquirer and the target company.

•

Merger arbitrage investments are based on the premise that when a merger or similar deal between two companies is announced, the stock price of the target generally increases substantially as a result of the premium offered by the acquirer, but trades at a small discount to the consideration offered by the acquirer until the deal closes.

•

While most corporate deals close successfully, many investors holding a target company’s shares may choose to sell them before closing to avoid the potential for a steep loss in value if the transaction fails to close.

•

The discount in the value of the target company’s stock reflects the tension between (i) the likelihood of a completed transaction paying a certain amount of consideration for a target’s shares and (ii) the willingness of holders of the target’s stock to sell their stock at a discount prior to closing to lock in gains and avoid the risk of a significant loss in value of the target’s stock if the transaction does not close.

The Fund invests in stocks of target companies in potential merger transactions based on the Sub-Adviser’s expected risk-adjusted return for the arbitrage transaction. In most cases, the Fund will buy the target’s stock soon after the announcement of the merger transaction and in most cases will hold the stock until the deal is completed. While the Fund will usually invest in the common stock of the target, it may also invest in other securities of the target such as convertible debentures, options, and bonds. The Fund generally invests in target firms located in the United States, but may also invest in target firms located in other countries if circumstances warrant.

Convertible Arbitrage: When employing a convertible arbitrage strategy, the Sub-Adviser invests in Convertible Securities trading at substantial discounts to their fundamental values and attempts to mitigate the various risks associated with investing in such Convertible securities.

•

A Convertible Security is a debenture or a preferred security that the holder may exchange into the common stock of a company at a pre-specified rate of conversion under certain circumstances. Because it offers an option to convert the security into common stock, the convertible security pays less interest or preferred dividend than any comparable non-convertible debt or preferred stock issued by the company.

•

Convertible Securities are a substantial source of capital for many companies, especially those with high risk, low cash flows and immediate need for funding. Convertible securities are usually sold at a discount to their fundamental value and, given their limited liquidity, normally trade at a discount in the secondary market for a lengthy period of time until they mature, are redeemed or otherwise extinguished by corporate action.

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•

Convertible arbitrageurs (such as the Fund) normally are the primary participants in the Convertible Securities market, and typically buy the Convertible Security and seek to mitigate the various risks associated with the security (i.e., equity risk, credit risk, and interest rate risk) by using various investment strategies. For example, equity risk may be hedged by shorting the stock of the issuer in an amount based on the sensitivity of the Convertible Security to the issuer’s stock.

In most cases, the holding period for an investment by the Fund in a convertible arbitrage trade will be longer than a year, and could be several years for some investments. The Fund generally will hold Convertible Securities of domestic issuers, but may purchase Convertible Securities of foreign issuers if circumstances warrant.

Other arbitrage strategies: The Sub-Adviser also may employ other arbitrage strategies, such as “when-issued trading” arbitrage, “stub-trading” arbitrage and “dual-class” arbitrage.

•

When-issued arbitrage takes advantage of inefficiencies in the prices at which a parent’s and subsidiary’s stock are trading on a “when-issued” basis immediately prior to the spin-off of the subsidiary.

•	Stub-trading arbitrage takes advantage of inefficiencies in the prices at which a stock of a publicly traded parent corporation and its publicly traded subsidiary are trading.

•	Dual-class arbitrage takes advantage of inefficiencies in the prices at which different classes of a publicly traded company’s stock are trading.

The Fund may employ additional arbitrage strategies as they arise.

Other Types of Alternative Investment Strategies: The Sub-Adviser also pursues other, non-arbitrage “alternative” investment strategies as the Sub-Adviser sees market opportunities to do so. For example, the Fund expects to enter into “price pressure” trades, and may invest in or engage in trading relative to “SPACs” (special purpose acquisition vehicles), short-term debt, distressed securities, and “PIPEs” (private investments in public entities).

When the Fund enters into “price pressure” trades, it seeks to take advantage of situations in which concentrated buying or selling of securities by a particular group of investors overwhelms the regular trading for the security and affects the price at which the security trades. The Fund will buy stocks subject to price pressure and will hedge these purchases by shorting market indices or comparable stocks.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

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The principal risks of investing in the Fund include:

• Arbitrage risk	• Foreign securities risk	• Market risk

• Common stock risk	• High portfolio turnover risk	• New fund risk

• Counterparty risk	• Illiquid investments risk	• Securities lending risk

• Derivatives risk	• Leverage risk	• Short sale risk

	• Manager risk	• Volatility risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives-Risk Factors.”

PERFORMANCE INFORMATION

As the AQR Diversified Arbitrage Fund has not yet commenced operations as of the date of this prospectus, no full calendar year performance information is available.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Redemption fee (as a percentage of amount redeemed)	1% of redemption proceeds on shares held for 60 days or less *

Exchange fee	None**

*	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.
**	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 1.00% on the proceeds from redemptions of shares held for 60 days or less.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Other expenses
Dividends on short sales**	[	]%
All other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]***	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class I Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	Dividends on short sales are dividends paid to lenders on borrowed securities. These expenses relating to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the size of such dividends.

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***	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class I Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

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HOW THE FUNDS PURSUE THEIR

INVESTMENT OBJECTIVES

INVESTMENT TECHNIQUES

In addition to the principal investment strategies described above, each of the Funds may employ the following technique in pursuing their investment objectives.

Securities Lending. To attempt to increase its income or total return, a Fund may lend its portfolio securities to certain types of eligible borrowers. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities. Collateral will be received and maintained by a Fund’s custodian concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of a Fund. A Fund has a right to call a loan at any time and require the borrower to redeliver the borrowed securities to the Fund within the settlement time specified in the loan agreement or be subject to a “buy in”. A Fund will generally not have the right to vote securities while they are being loaned, but it is expected that the Adviser or Sub-Adviser, as applicable, will call a loan in anticipation of any important vote. Securities lending will be conducted by a securities lending agent approved by the Trust’s Board of Trustees. The securities lending agent maintains a list of broker-dealers, banks or other institutions that it has determined to be creditworthy. A Fund will only enter into loan arrangements with borrowers on the approved list.

RISK FACTORS

All investments, including those in mutual funds, have risks, and no one investment is suitable for all investors. Each Fund is intended for long-term investors. You may be subject to the risks described below if you invest in a Fund, based on the risks identified for a particular Fund in that Fund’s description above.

Arbitrage Risk: A Fund employing arbitrage strategies has the risk that the anticipated arbitrage opportunity does not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds its trade.

Common Stock Risk: Each Fund invests significantly in common stocks, which are a type of equity security that represents an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, a Fund could lose money if a company in which it invests becomes financially distressed.

Counterparty Risk: The Adviser or Sub-Adviser may make use of futures, forwards, swaps and other forms of derivative contracts. In general, a derivative contract (including options, as described below) typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or

36

maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by a Fund.

Derivatives Risk: The use of derivative instruments exposes a Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. Risks of these instruments include:

•	that interest rates, securities prices and currency markets will not move in the direction that the portfolio managers anticipate;

•	that prices of the instruments and the prices of underlying securities, interest rates or currencies they are designed to reflect do not move together as expected;

•	that the skills needed to use these strategies are different than those needed to select portfolio securities;

•

the possible absence of a liquid secondary market for any particular instrument and, for exchange-traded instruments, possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

•	that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited);

•	particularly in the case of privately-negotiated instruments, that the counterparty will not perform its obligations, which could leave a Fund worse off than if it had not entered into the position;

•

the inability to close out certain hedged positions to avoid adverse tax consequences, and the fact that some of these instruments, such as credit default swaps, may have uncertain tax implications for the Funds;

•

the fact that “speculative position limits” imposed by the Commodity Futures Trading Commission and certain futures exchanges on net long and short positions may require the Funds to limit or unravel positions in certain types of instruments; and

•	the high levels of volatility some of these instruments may exhibit, in some cases due to the high levels of leverage an investor may achieve with them.

Emerging Market Risk: A Fund investing in emerging markets will, among other things, be exposed to all the risks described below in the Foreign Securities Risk section, and you should review that section carefully. However, there are greater risks involved in investing in emerging market countries and/or their securities markets than there are in more developed countries and/or markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in

37

emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. A Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment in foreign securities.

Foreign Securities Risk: A Fund’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

•

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Funds’ investments in securities denominated in a foreign currency or may widen existing losses. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Fund’s net currency positions may expose it to risks independent of its securities positions.

•

Geographic Risk: If a Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

•

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Fund’s foreign investments, potentially including expropriation and nationalization, confiscatory taxation, and the potential difficulty of repatriating funds to the United States.

•

Regulatory Risk: Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

•	Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

•	Use of Foreign Currency Forward Agreements: Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic

38

and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause a Fund to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Growth Style Risk: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the investment performance of a Fund using a growth stock strategy may suffer.

High Portfolio Turnover Risk: To the extent that a Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Illiquid Investments Risk: If a Fund invests in illiquid investments, it may experience difficulty in selling the investments in a timely manner at the price it believes the investments are worth. If it needs to sell the investments quickly, for example to satisfy Fund shareholder redemption requests, it may be unable to do so, or to do so at a price the Adviser or Sub-Adviser deems appropriate.

Leveraging Risk: If a Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a Fund to pay interest.

Manager Risk: If a Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Each Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Market risk applies to every Fund investment. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

New Fund Risk: The Trust and Funds are newly-formed, and the Adviser has not previously served as the primary adviser, and the Sub-Adviser has not previously served as an investment Sub-Adviser to an investment company registered under the 1940 Act. Accordingly, investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

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Securities Lending Risk: A Fund’s risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each of the Funds is responsible for any loss that might result from its investment of the borrower’s collateral.

Short Sale Risk: A Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after a Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, a Fund may not always be able to borrow the security at a particular time or at an acceptable price. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses. Before a Fund replaces a borrowed security, it is required to designate on its books cash or liquid assets as collateral to cover the Fund’s short position, marking the collateral to market daily. This obligation limits a Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Small Cap Securities Risk: A Fund may invest its assets in the stocks of companies with smaller market capitalizations. While the Adviser and Sub-Adviser believe these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Value Style Risk: Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Volatility Risk: A Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.

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CHANGE IN OBJECTIVE

Each Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. Shareholders will normally receive at least 30 days’ written notice of any change in a Fund’s investment objective.

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MANAGEMENT OF THE FUNDS

AQR Funds is organized as a Delaware statutory trust (“Trust”). The Trust is governed by a Board of Trustees that is responsible for overseeing all business activities of the Trust.

The Funds’ Adviser is AQR Capital Management, LLC, a Delaware limited liability company formed in 1998. Subject to the overall authority of the Board of Trustees, the Adviser furnishes continuous investment supervision and management to the Funds’ portfolios and also furnishes office space, equipment, and management personnel. The Adviser’s address is Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

The Adviser is an investment management firm that employs a disciplined multi-asset, global research process. (AQR stands for Applied Quantitative Research.) Until the launch of the Funds, the Adviser’s investment products have been primarily provided through a limited set of collective investment vehicles and separate accounts that utilize all or a subset of the Adviser’s investment strategies. The Adviser also serves as a sub-adviser to several registered investment companies. These investment products range from aggressive, high volatility and market-neutral alternative strategies, to low volatility, more traditional benchmark-driven products.

Investment decisions are made by the Adviser using a series of global asset allocation, arbitrage, and security selection models, and implemented using proprietary trading and risk-management systems. The Adviser believes that a systematic and disciplined process is essential to achieving long-term success in investment and risk management. The principals of the Adviser have been pursuing the research supporting this approach since the late 1980s, and have been implementing this approach in one form or another since 1993. The research conducted by principals and employees of the Adviser has been published in a variety of professional journals since 1991. Please see the Adviser’s website (www.aqr.com) for additional information regarding the published papers written by the Adviser’s principals and other personnel.

The Adviser’s founding principals, Clifford S. Asness, Ph.D., David G. Kabiller, CFA, Robert J. Krail, and John M. Liew, Ph.D., and several colleagues founded the Adviser in January 1998. Each of the Adviser’s founding principals was formerly at Goldman Sachs, & Co., where Mssrs. Asness, Krail, and Liew comprised the senior management of the Quantitative Research Group at Goldman Sachs Asset Management (GSAM). At GSAM, the team managed both traditional (managed relative to a benchmark) and non-traditional (managed seeking absolute returns) mandates. The founding principals formed the Adviser to build upon the success achieved at GSAM while enabling key professionals to devote a greater portion of their time to research and investment product development. The Adviser manages assets for institutional investors both in the United States and globally. The Adviser is based in Greenwich, Connecticut and employs in excess of 200 people as of the date of this prospectus.

CNH Partners, LLC, a Delaware limited liability company formed in 2001, a merger arbitrage, convertible arbitrage and diversified arbitrage research affiliate of the Adviser, is the Sub-Adviser of the AQR Diversified Arbitrage Fund. The Sub-Adviser is a joint venture created in 2001 by the Adviser and RAIM, LLC (“RAIM”). RAIM was formed by Mark Mitchell Ph.D. and Todd Pulvino Ph.D. The Adviser compensates the Sub-Adviser out of the management fee the Adviser receives for managing the AQR Diversified Arbitrage Fund. The Sub-Adviser’s address is Two Greenwich Plaza, 1st Floor, Greenwich, CT 06830. The Sub-Adviser employs 7 people in Greenwich, Connecticut, and utilizes the infrastructure of the Adviser for non-portfolio management functions.

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Each Fund pays an investment advisory fee to the Adviser for serving as investment adviser, as reflected below and expressed as a percentage of average daily net assets.

Fund
AQR Global Equity Fund	[	]%
AQR International Equity Fund	[	]%
AQR International Small Cap Fund	[	]%
AQR Emerging Markets Fund	[	]%
AQR Large Cap Plus Fund	[	]%
AQR Small Cap Core Fund	[	]%
AQR Small Cap Growth Fund	[	]%
AQR Diversified Arbitrage Fund	[	]%

The Adviser has contractually agreed to reimburse the Class I Shares of each Fund to the extent that the annual ordinary operating expenses of each Fund’s Class I Shares exceed the following percentages of the average daily net assets of that class:

Fund
AQR Global Equity Fund	[	]%
AQR International Equity Fund	[	]%
AQR International Small Cap Fund	[	]%
AQR Emerging Markets Fund	[	]%
AQR Large Cap Plus Fund	[	]%
AQR Small Cap Core Fund	[	]%
AQR Small Cap Growth Fund	[	]%
AQR Diversified Arbitrage Fund	[	]%

The expense limitation agreement is effective through [                    ].

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ current Advisory Agreement with the Adviser and investment sub-advisory agreement with the Sub-Adviser will be available in the Funds’ annual report to shareholders.

The AQR Global Equity Fund, AQR International Equity Fund and the AQR Emerging Markets Fund are managed by Messrs. Clifford S. Asness, Ph.D., Ronen Israel, Oktay Kurbanov, John M. Liew, Ph.D., and Lars Nielsen. The AQR International Small Cap Fund, the AQR Large Cap Plus Fund, the AQR Small Cap Core Fund and the AQR Small Cap Growth Fund are managed by Messrs. Clifford S. Asness, Ph.D., Jacques A. Friedman, Ronen Israel and Lars Nielsen.

Clifford S. Asness, Ph.D. is the Managing and Founding Principal of the Adviser. Prior to co-founding the Adviser in 1998, Dr. Asness was a Managing Director and Director of Quantitative Research for Goldman Sachs Asset Management. Dr. Asness holds a B.S. in Economics from the Wharton School and a B.S. in Engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in Finance from the University of Chicago.

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Jacques A. Friedman is a Principal of the Adviser. Prior to joining the Adviser at its inception in 1998, he was an Associate in the Quantitative Research Group at Goldman Sachs Asset Management. Mr. Friedman holds a B.S. in Applied Mathematics from Brown University and an M.S. in Applied Mathematics from the University of Washington.

Ronen Israel is a Principal of the Adviser. Prior to joining the Adviser in 1999, he was a Senior Analyst at Quantitative Financial Strategies, Inc. Mr. Israel holds a B.S. in Economics from the Wharton School and a B.A.S. in Biomedical Science from the University of Pennsylvania, and an M.A. in Mathematics from Columbia University.

Oktay Kurbanov is a Principal of the Adviser. Prior to joining the Adviser at its inception in 1998, he was an Analyst in the Quantitative Research Group at Goldman Sachs Asset Management. Mr. Kurbanov holds a B.S. in Physics and Mathematics from the University of Michigan, and an M.B.A from the Stern School of Business at New York University.

John M. Liew, Ph.D. is a Founding Principal of the Adviser. Prior to co-founding the Adviser in 1998, Dr. Liew was a Vice President and portfolio manager for Goldman Sachs Asset Management. Dr. Liew holds a B.A. in Economics, an M.B.A. and a Ph.D. in Finance from the University of Chicago.

Lars Nielsen is a Principal of the Adviser. Prior to joining the Adviser in 2000, he was an Analyst in the Quantitative Research Group of Danske Invest. Mr. Nielsen holds a B.Sc. and a M.Sc. in Economics from the University of Copenhagen, Denmark.

The portfolio managers of the Adviser responsible for oversight of the AQR Diversified Arbitrage Fund are Ronen Israel and Lars Nielsen (biographies provided above). The portfolio managers of the Sub-Adviser for the AQR Diversified Arbitrage Fund are Mark Mitchell, Ph.D. and Todd Pulvino, Ph.D.

Mark Mitchell, Ph.D. is a co-founder and principal of the Sub-Adviser. Prior to co-founding the Sub-Adviser, Dr. Mitchell was a finance professor at University of Chicago (1990-1999) and Harvard University (1999-2003). Dr. Mitchell holds a Ph.D. in Economics from Clemson University and B.B.A. in Economics from University of Louisiana at Monroe.

Todd Pulvino, Ph.D. is a co-founder and principal of the Sub-Adviser. Prior to co-founding CNH Partners, Dr. Pulvino was a member of the finance faculty of Northwestern University’s Kellogg School of Management and at Harvard Business School. Dr. Pulvino holds Ph.D. and A.M. degrees in Business Economics from Harvard University, an M.S. in Mechanical Engineering from the California Institute of Technology, and a B.Sc. degree in Mechanical Engineering from University of Wisconsin-Madison.

The Funds’ Statement of Additional Information provides additional information regarding portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of shares of the Fund(s) each such portfolio manager manages.

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INVESTING WITH THE AQR FUNDS

The Funds are “no-load” mutual funds, which means that they do not impose any commission or sales charge when shares are purchased or sold. As discussed below, depending on the Fund, the Funds impose a 1% or 2% redemption fee on the proceeds from redemptions of shares held for 60 days or less.

Each Fund offers more than one class of shares. Each class of a Fund’s shares has a pro rata interest in the Fund’s investment portfolio, but differs as to expenses, distribution arrangements and the types of investors who may be eligible to invest in the share class. This prospectus only describes the Class I Shares of the Funds. The other share classes of the Funds are offered in separate prospectuses. Call 1-800-xxx-xxxx to obtain more information concerning the Funds’ other share classes, including the prospectuses for these other share classes.

ELIGIBILITY TO BUY CLASS I SHARES

Each Fund’s Class I Shares are offered exclusively to institutional investors (such as qualified retirement plans) and certain types of investment management accounts made available through intermediaries (such as wrap fee programs and other programs charging asset-based fees) that meet the investment minimum requirements.

Class I Shares of the AQR Large Cap Plus Fund, AQR Small Cap Core Fund, AQR Small Cap Growth Fund, and AQR Diversified Arbitrage Fund are also offered to tax-exempt retirement plans of the Adviser and its affiliates and rollover accounts from those plans, as well as employees of the Adviser and members of their immediate families purchasing directly from the Distributor.

Prior to investing, non-U.S. residents should consult a qualified tax and/or legal adviser about whether purchasing shares of a Fund is a suitable investment given legal and tax ramifications; some non U.S. persons may not be permitted to invest in a Fund, depending on applicable laws and regulations.

The Funds reserve the right to refuse any request to purchase shares.

INVESTMENT MINIMUMS – CLASS I SHARES

The minimum initial account size is $1,000,000 for eligible institutional investors. Amounts invested through an intermediary may be aggregated across The AQR Funds for purposes of determining whether the $1,000,000 minimum investment has been met. There is no minimum subsequent investment amount. The Funds have the discretion to waive or reduce the above minimum investment requirements.

TYPES OF ACCOUNTS – CLASS I SHARES

You may set up your account in any of the following ways:

Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts can have two or more owners, and provide for rights of survivorship.

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Gift or Transfer to a Minor (UGMA, UTMA). These gift or transfer accounts let you give money to a minor for any purpose. The gift is irrevocable and the minor gains control of the account once he/she reaches the age of majority. Your application should include the minor’s social security number.

Trust for Established Employee Benefit or Profit-Sharing Plan. The trust or plan must be established before you can open an account and you must include the date of establishment of the trust or plan on your application.

Business or Organization. You may invest money on behalf of a corporation, association, partnership or similar institution. You should include a certified resolution with your application that indicates which officers are authorized to act on behalf of the entity.

Retirement. A qualified retirement account enables you to defer taxes on investment income and capital gains. Your contributions may be tax-deductible. For detailed information on the tax advantages and consequences of investing in individual retirement accounts (IRAs) and retirement plan accounts, please consult your tax advisor. The types of IRAs available to you are: Traditional IRA, Roth IRA, Rollover IRA, SIMPLE IRA, and Coverdell Education Savings Account (formerly called an Education IRA).

The Funds may be used as an investment in other kinds of retirement plans, including, but not limited to, Keogh plans maintained by self-employed individuals or owner-employees, traditional pension plans, corporate profit-sharing and money purchase pension plans, section 403(b)(7) custodial tax-deferred annuity plans, other plans maintained by tax-exempt organizations, cash balance plans and any and all other types of retirement plans. All of these accounts need to be established by the plan’s trustee and the plan’s trustee should contact the Funds regarding the establishment of an investment relationship.

SHARE PRICE

Net Asset Value. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of that Fund, is called the Fund’s net asset value (“NAV”) per share. Each Fund’s NAV per share is computed as of the scheduled close of trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day during which the NYSE is open for trading (a Business Day). Each Fund determines an NAV per share for each class of its shares. If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV per share of a Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made.

Each Fund’s investments are generally valued at market value, as determined based on readily available market quotations. The Funds may use pricing services to obtain readily available market quotations. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value.

Foreign markets may be open at different times and on different days than the NYSE, meaning that the value of the Funds’ shares may change on days when shareholders are not able to buy or

46

sell their shares. Foreign currencies, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern time).

Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Board of Trustees. When a security’s fair value is determined, the valuation may differ depending on the valuation method used by the Trust’s Valuation Committee. Shareholders who purchase or redeem shares when the value of one or more securities in a Fund’s portfolio have been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they would have if the securities had not been valued using the fair valuation procedures.

The Funds normally value equity securities primarily traded on North American, Central American, South American and Caribbean markets using market values as described above. However, the Funds have implemented fair value pricing on a daily basis for all equity securities that are not primarily traded on North American, Central American, South American and Caribbean markets because trading in these securities typically is completed at times that vary significantly from the closing of the NYSE. This fair value pricing process for foreign equity securities uses the quotations of an independent pricing service to value each such security unless (i) the pricing service does not provide prices for the security, in which event the Fund may use market value or fair value in accordance with the Trust’s Valuation Procedures or (ii) the Trust’s Valuation Committee determines that (i) a quote provided by the service does not accurately reflect the value of the security and (ii) the use of another fair valuation methodology is appropriate. This policy is designed to help ensure that the Funds’ NAVs per share appropriately reflect their investments’ values at the time of pricing.

You may obtain information as to the Fund’s NAV per share by visiting the Funds’ Web site at www.aqrfunds.com or by calling [            ].

GENERAL PURCHASING POLICIES

•	You may purchase a Funds’ Class I Shares at the NAV per share next determined following receipt of your purchase order in good order by a Fund or an authorized agent of a Fund.

•	You may purchase a Fund’s Class I Shares directly from the Fund or through certain intermediaries without the imposition of any sales charges. See “How to Buy Class I Shares.”

•

Once a Fund accepts your purchase order, you may not cancel or revoke it; however, you may redeem the shares. A Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. This confirmation process may take up to 15 days.

•	Each Fund reserves the right to cancel any purchase or exchange order it receives if the Trust believes that it is in the best interest of the Fund’s shareholders to do so.

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GENERAL REDEMPTION POLICIES

•	You may redeem the Funds’ Class I Shares at the NAV per share next-determined following receipt of your redemption order in good order by the Fund or an authorized agent of the Fund.

•	The Funds cannot accept a redemption request that specifies a particular redemption date or price.

•	Once a Fund accepts your redemption order, you may not cancel or revoke it.

•

The Funds generally will transmit redemption proceeds within seven days after receipt of your redemption request. If you recently made a purchase, the Funds may withhold redemption proceeds until they are reasonably satisfied that they have received your payment. This confirmation process may take up to 15 days.

•

The Funds reserve the right at any time without prior notice to suspend, limit, modify or terminate any privilege, including the telephone exchange privilege, or its use in any manner by any person or class.

Redemption in Kind. The Funds generally intend to pay all redemptions in cash. Each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV during any 90-day period for any one shareholder. Redemptions in excess of those amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of marketable securities. Brokerage costs may be incurred by a shareholder who receives securities and desires to convert them to cash.

Excessive and Short-Term Trading/Redemption Fee. The Funds are intended for long-term investment purposes, and thus purchases, redemptions and exchanges of Fund shares should be made with a view toward long-term investment objectives. Excessive trading, short-term trading and other abusive trading activities may be detrimental to a Fund and its long-term shareholders by disrupting portfolio management strategies, increasing brokerage and administrative cost, harming Fund performance and diluting the value of shares. Such trading may also require a Fund to sell securities to meet redemptions, which could cause taxable events that impact shareholders. If your investment horizon is not long-term, then you should not invest in the Funds.

The Board of Trustees has adopted policies and procedures that seek to discourage and not accommodate excessive or short-term trading activities. These policies and procedures include, among other things, use of fair value pricing of international securities, periodic review of shareholder trading activity, and the redemption fee policies described below.

The Board of Trustees has also adopted a redemption fee for Class I Shares of each Fund equal to 1.00% or 2.00% of the amount redeemed on shares held by the shareholder for 60 days or less. The redemption fee will be applied based on net assets at the time of the transaction. Any applicable redemption fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

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The Funds will seek to apply redemption fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose redemption fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of redemption fees will vary.

To the extent feasible, the following types of transactions will be exempt from redemption fees:

•	redemptions of shares purchased through the automatic reinvestment of dividend and capital gain distributions;

•	redemptions of shares to pay account-related fees;

•	redemptions of shares purchased through an automatic investment program or similar periodic investment plan;

•	redemptions of shares associated with the automatic rebalancing of an account;

•	redemptions of shares purchased as a result of an employer contribution to a qualified retirement plan account;

•	redemptions of shares from shareholder accounts liquidated for failure to meet the minimum investment requirement;

•	redemptions of shares from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened;

•	redemptions of shares pursuant to a systematic withdrawal plan or similar periodic withdrawal plan;

•	redemptions of shares as part of a loan or hardship withdrawal from a qualified plan;

•	redemptions of shares to repay a loan from a qualified retirement account;

•	redemptions of shares for payment of involuntary fees;

•	redemptions of shares as part of a required distribution from a qualified retirement plan or IRA;

•	redemptions of shares upon the death or disability of an owner of record of an account; and

•

any other involuntary redemptions and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of redemption fees are:

•	accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts;

•	accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts;

•	accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and

49

•	wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds.

In addition, the Funds reserve the right to waive the redemption fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

Despite the Funds’ efforts to detect and prevent abusive trading activity, there can be no assurance that the Funds will be able to identify all of those who may engage in abusive trading and curtail their activity in every instance. In particular, it may be difficult to curtail such activity in certain omnibus accounts and other accounts traded through intermediaries, despite arrangements the Funds have entered into with the intermediaries to provide access to account level trading information. Omnibus accounts are comprised of multiple investors whose purchases, exchanges and redemptions are aggregated before being submitted to the Funds.

OTHER POLICIES

No Certificates. The issuance of shares is recorded electronically on the books of the Funds. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. The Funds do not issue certificates representing shares of the Funds.

Frozen Accounts. The Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Small Account Policy. Each of the Funds reserve the right, upon 60 days’ written notice, to redeem, at net asset value, the shares of any shareholder whose account(s) across all AQR Funds has a value of less than $1,000,000 in the aggregate, other than as a result of a decline in the net asset value per share, or to permit an exchange for Class N Shares of the same Fund. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. A Fund will not impose a redemption fee on an exchange of Class I Shares for Class N Shares of the same Fund.

Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account(s) to at least $1,000,000 across The AQR Funds before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

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HOW TO BUY CLASS I SHARES

How To Buy Shares

You can open an account and make an initial purchase of shares of the Funds directly from the Funds or through certain financial intermediaries that have entered into appropriate arrangements with the Funds’ Distributor, [                    ].

To open an account and make an initial purchase directly with the Funds, you can mail a check or other negotiable bank draft (payable to AQR Funds) in the applicable minimum amount, along with a completed and signed Account Application, to AQR Funds, [                    ]. To obtain an Account Application, call [                    ] or download one from www.[            ].com. A completed Account Application must include your valid taxpayer identification number. You may be subject to penalties if you falsify information with respect to your tax identification number.

After you have opened an account, you can make subsequent purchases of shares of the Funds through your financial intermediary or directly from the Funds, depending on where your account is established. To purchase shares directly by mail, send your instruction and a check to AQR Funds at [                    ].

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in a Fund. Financial intermediaries may charge their customers a transaction or service fee. The Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

Automatic Investment Plan:

The Funds offer an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Funds. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call [                    ] if you would like more information.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

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•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDelivery

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment in the Funds online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call [                    ] or visit www.[            ].com.

HOW TO REDEEM CLASS I SHARES

You may normally redeem your shares on any Business Day, i.e., any day during which the NYSE is open for trading. Redemptions of Class I Shares are priced at the NAV per share next determined after receipt of a redemption request in proper form by the Funds’ Distributor, the Funds or an authorized agent of the Funds, and subject to the redemption fee if the shares have been held for 60 days or less. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions, and will have its own procedures for arranging for redemptions of the Funds’ shares. If you have purchased your Fund shares through a financial intermediary, consult your intermediary for more information.

None of the Funds, the Adviser, the Distributor and the Transfer Agent of the Funds, nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as

52

the result of unauthorized telephone redemptions or exchanges believed to be genuine. The Funds will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to the Funds in order to add this option. The maximum amount that may be redeemed by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record or wired to a bank account previously designated on the Account Application.

By Mail

To redeem by mail, you must send a written request for redemption to the Funds, [                ]. The Funds’ Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption check is payable to the shareholder(s) of record, (2) the redemption check is mailed to the shareholder(s) at the address of record, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

By Systematic Withdrawal

You may elect to have monthly electronic transfers [($[    ] minimum)] made to your bank account from your Funds account. Your Funds account must have a minimum balance of [$        ] and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEPIRA, 403(b) or other retirement account by telephone or via the Internet.

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Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined (subject to the redemption fee if applicable) after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. The Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell shares or accurately determine the value of assets, or if the SEC orders the Funds to suspend redemptions or delay payment of redemption proceeds.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. The Funds intend to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. The Funds intend to pay cash for all shares redeemed, except in cases noted above under the heading “General Redemption Policies,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to the Funds, [                    .]

By ACH Transfer

If your bank account is ACH active, you may have your redemption proceeds sent to your bank account via ACH transfer.

By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by the Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Funds for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. The Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The Funds reserve the right to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to the Funds, [                            .] If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by the Funds.

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SHAREHOLDER SERVICES PLAN

The Board of Trustees has adopted a Shareholder Services Plan for Class I Shares. Under the Shareholder Services Plan, the Funds pay the Adviser a fee for providing or arranging for the provision of certain services to shareholders of each Fund of up to [    ]% annually of the Fund’s average daily net assets for Class I Shares.

CERTAIN ADDITIONAL PAYMENTS

The Funds also may enter into agreements with certain intermediaries under which the Funds make payments to the intermediaries in recognition of the avoided transfer agency costs to the Funds associated with the intermediaries’ maintenance of customer accounts. Payments made under such agreements are generally based on either (1) a percentage of the average daily net asset of customers serviced by the intermediary, up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such intermediary. These payments are in addition to other payments described in this prospectus, such as payments under the Shareholder Servicing Plan.

The Adviser (or an affiliate) also may make additional payments out of its own resources to certain intermediaries or their affiliates based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Adviser in connection with the sale or distribution of the Funds’ shares. The Adviser selects the intermediaries to which it or its affiliate makes payments. These additional payments to intermediaries, which are sometimes referred to as “revenue sharing” payments, may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a Fund or a share class of a Fund over others offered by competing fund families. Ask your investment professional for more information.

The Adviser and the Funds’ Distributor may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Each Fund distributes to its shareholders substantially all net investment income as dividends and any net capital gains realized from sales of the Fund’s portfolio securities. Each of the Funds expects to declare and pay dividends annually. Net realized long-term capital gains, if any, are paid to shareholders at least annually.

All of your income dividends and capital gain distributions will be reinvested in additional shares unless you elect to have distributions paid by check. If any check from a Fund mailed to you is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in additional Fund shares.

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TAXES

The following discussion of U.S. and non-U.S. taxation applies only to U.S. shareholders and is not intended to be a full discussion of income tax laws and their effect. You may wish to consult your own tax advisor.

Taxes on Transactions. When you redeem shares, you will experience a capital gain or loss if there is a difference between the tax basis of your shares and the price you receive when you redeem them. The federal tax treatment will depend on how long you owned the shares and your individual tax position. Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state or locality.

Exchanges. If you perform an exchange transaction, it is considered a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss.

Distributions. Distributions from investment income (dividends) and net short-term capital gains are taxable as ordinary income except as noted below. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held your Fund shares. Although a Fund will not be taxed on amounts it distributes, distributions will be taxable to you whether received in cash or reinvested in Fund shares, unless you hold your Fund shares in an individual retirement account or other tax-deferred account. These accounts are subject to complex tax rules and you should consult your tax advisor about which tax rules will apply to your investment.

The Trust will send you an annual statement to advise you as to the source of your distributions for tax purposes.

Taxes on Distributions. Distributions are subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the U.S., your distributions also may be taxed by the country in which you reside. Your distributions are taxable whether you take them in cash or reinvest them in additional shares.

For federal tax purposes, a Fund’s income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gains, except that “qualified dividend income” of noncorporate investors who satisfy certain holding period requirements is taxed at long-term capital gain rates, which currently reach a maximum of 15%. The 15% maximum rate for long-term capital gains is scheduled to expire at the end of 2010. After 2010, the capital gains rate is scheduled to increase to 20% and income from dividends would be taxed as ordinary income. The character of a capital gain depends on the length of time that the Fund held the asset it sold.

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Every January, each of your Funds will send you and the IRS a statement called Form 1099 showing the amount of taxable distributions you received (including those reinvested in additional shares) in the previous calendar year.

Average Cost Calculation. Each shareholder is responsible for tax reporting and Fund share cost calculation. To facilitate your tax reporting, each Fund provides you with an average cost statement with your 1099 tax form. This average cost statement is based on transaction activity in an account for the period during which you held the account directly with the Fund.

Buying Into a Distribution. Purchasing a Fund’s shares in a taxable account shortly before a distribution by the Fund is sometimes called “buying into a distribution.” You pay income taxes on a distribution whether you reinvest the distribution in shares of the Fund or receive it in cash. In addition, you pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought shares of the Fund.

A Fund may build up capital gains during the period covered by a distribution (over the course of the year, for example) when securities in the Fund’s portfolio are sold at a profit. After subtracting any capital losses, the Fund distributes those gains to you and other shareholders, even if you did not own the shares when the gains occurred (if you did not hold the Fund earlier in the year, for example), and you incur the full tax liability on the distribution.

Non-U.S. Income Taxes. Investment income received by a Fund from sources within non-U.S. countries may be subject to non-U.S. income taxes withheld at the source. If a Fund pays nonrefundable taxes to non-U.S. governments during the year, the taxes will reduce the Fund’s dividends but will still be included in your taxable income. However, if a Fund qualifies for, and makes, a special election, you may be able to claim an offsetting credit or deduction on your tax return for your share of non-U.S. taxes paid by a Fund.

Backup Withholding. You must furnish to the Funds your properly certified social security or other tax identification number to avoid Federal income tax backup withholding on dividends, distributions and redemption proceeds. If you do not do so or the IRS informs the Fund that your tax identification number is incorrect, the Fund may be required to withhold a percentage (currently 28%) of your taxable distributions and redemption proceeds. Because each Fund must promptly pay to the IRS all amounts withheld, it is usually not possible for a Fund to reimburse you for amounts withheld. You may claim the amount withheld as a credit on your federal income tax return.

FINANCIAL HIGHLIGHTS

The Funds have not commenced operations as of the date of this prospectus. As such, no financial performance information for the Funds is available.

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GLOSSARY OF TERMS

The following is a glossary of terms used throughout this prospectus and their definitions. This glossary is set forth solely for reference purposes. The terms summarized or referenced in this glossary are qualified in their entirety by the prospectus itself.

1940 Act	the Investment Company Act of 1940, as amended

Absolute Return Benchmark	the Merrill Lynch 3 Month Treasury Bill Index

Adviser	AQR Capital Management, LLC

Advisory Agreement	the Investment Advisory Agreement dated [—] under which the Adviser serves as investment adviser to The AQR Funds

Alpha	the risk-adjusted level of outperformance of a portfolio over its benchmark

Board of Trustees	the Board of Trustees of The AQR Funds or any duly authorized committee thereof, as permitted by applicable law

Business Day	each day during which the NYSE is open for trading

Code	the Internal Revenue Code of 1986, as amended

Convertible Securities	fixed-income securities that are convertible into common stock

Distributor	[ ]

Emerging Markets Benchmark or MSCI Emerging Markets Index	the MSCI Emerging Markets Total Return Index with Net Dividends Unhedged in U.S. Dollars, which is a free float-adjusted market capitalization index that is designed to measure the performance of equities in emerging markets

Global Equity Benchmark or MSCI World Index	the MSCI World Total Return Index with Net Dividends Unhedged in U.S. Dollars, a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada

International Equity Benchmark or MSCI EAFE Index	the MSCI EAFE Total Return Index with Net Dividends Unhedged in U.S. Dollars, a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada

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International Small Cap Benchmark or MSCI EAFE Small Cap Index	the MSCI EAFE Small Cap Total Return Index with Net Dividends Unhedged in U.S. Dollars, a free float-adjusted market capitalization index that is designed to measure the performance of smaller capitalization equities in developed markets, excluding the Untied States and Canada

IRS	the Internal Revenue Service

Large Cap Benchmark or Russell 1000® Index	the Russell 1000® Index, which is designed the measure the performance of larger capitalization equities in the United States

Mutual fund	an investment company registered under the 1940 Act that pools the money of many investors and invests it in a variety of securities in an effort to achieve a specific objective over time

NAV	the net asset value of a particular Fund

NYSE	the New York Stock Exchange

SEC	U.S. Securities and Exchange Commission

Small Cap Core Benchmark or Russell 2000® Index	the Russell 2000® Index, which is designed to measure the performance of smaller capitalization equities in the United States

Small Cap Growth Benchmark or Russell 2000® Growth Index	the Russell 2000® Growth Index, which is designed to measure the performance of smaller capitalization equities with above-average price-to-book ratios and forecasted growth rates in the United States

Sub-Adviser	CNH Partners, LLC

Transfer Agent	[ ]

Total return	the percentage change, over a specified time period, in a mutual fund’s NAV, assuming the reinvestment of all distributions of dividends and capital gains

Tracking Error or Tracking Risk	a measure of how closely a portfolio follows the index to which it is benchmarked. It measures the standard deviation of the difference between the portfolio and index returns

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You may wish to read the Statement of Additional Information for more information about the Funds. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is considered to be part of this prospectus.

You may obtain free copies of the Funds’ Statement of Additional Information, request other information, and discuss your questions about the Funds by writing or calling:

The AQR Funds

[Insert fund contact address and toll-free number]

The requested documents will be sent within three business days of your request.

You may also obtain the Funds’ Statement of Additional Information, along with other information, free of charge, by visiting the Funds’ Web site at [www.            .com].

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Fund documents may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

AQR Funds Trust

[Insert Investment Company Act File No.]

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

THE AQR FUNDS

PROSPECTUS

[—], 2008

CLASS Y SHARES

AQR Global Equity Fund

AQR International Equity Fund

AQR International Small Cap Fund

AQR Emerging Markets Fund

This prospectus contains important information about each Fund, including its investment objective, fees and expenses. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class Y Shares of each Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. In addition, your investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in any of the Funds. The likelihood of loss may be greater if you invest for a shorter period of time.

OVERVIEW OF THE AQR FUNDS

This prospectus describes certain series (“Funds”) of the AQR Funds. AQR Capital Management, LLC (the Adviser) serves as the investment adviser of each Fund.

The Funds offered by this prospectus comprise:

Name of Fund	General Nature of Fund	Fund Benchmark
AQR Global Equity Fund	Invests worldwide in developed markets including the U.S. and Canada	MSCI World Index

AQR International Equity Fund	Invests worldwide in developed markets excluding the U.S. and Canada	MSCI EAFE Index

AQR International Small Cap Fund	Invests worldwide in smaller companies in developed markets excluding the U.S. and Canada	MSCI EAFE Small Cap Index

AQR Emerging Markets Fund	Invests in emerging markets	MSCI Emerging Markets Index

For information regarding a Fund’s principal and common risks, see below the “Principal Investment Risks” section for each Fund and the section entitled “How the Funds Pursue their Investment Objectives – Risk Factors.”

GLOSSARY

To keep things simple, we have defined and explained a number of terms and concepts in a Glossary at the back of this prospectus. Terms that are in italics have definitions or explanations in the Glossary.

INVESTMENT PHILOSOPHY

The Funds offered by this Prospectus share a common investment philosophy and investment process.

The Adviser’s core beliefs are that (1) equity markets are neither completely efficient nor completely inefficient and (2) a disciplined quantitative approach can be used effectively in seeking to outperform market benchmarks. In implementing its investment philosophy, the Adviser uses quantitative tools to analyze and understand the vast amount of data available regarding the markets and securities in which the Adviser is investing. In contrast to the stereotypical “black box” concept of quantitative investing (i.e., obscure mathematical models generating unintuitive trades with no transparency), the Adviser’s investment process is “quantitative” in the sense that the Adviser employs quantitative tools to implement a fundamental investment process. The Adviser also believes that a large set of small trades, coupled with systematic risk controls, can offer a more attractive risk-adjusted return than a small set of large trades.

The Adviser’s investment philosophy is based on the fundamental concepts of value and momentum. Value investing is simply buying securities that are considered by the Adviser to be undervalued by the market and selling securities that the Adviser believes are overvalued by the market. Momentum investing is simply buying securities whose stock price is increasing and selling securities whose stock price is not increasing or may be falling.

The Adviser believes that using both value and momentum strategies in selecting investments is a powerful and effective approach because the two strategies are usually negatively correlated. As a result, when the two strategies are used together by the Adviser in making investment selections, the investments chosen by the Adviser tend to be either cheap stocks or stocks that are coming into favor with investors. Stocks that score well by taking into account both factors will generally have the highest weightings. The combination of the two strategies is designed to produce a Fund portfolio that seeks to preserve the positive expected return of each strategy while having the added benefit of significantly lower volatility than would otherwise be achieved by using either strategy alone.

The concepts of value and momentum are taken into account by the Adviser broadly across many factors and signals that help guide the Adviser in selecting: (1) individual securities within an industry, (2) the relative weighting of various sectors and industries, and/or (3) countries and currencies. The value and momentum philosophy for selecting individual securities and for determining the weightings of various industry sectors, as well as the explicit selection of countries and currencies, is common to all of the Funds offered by this Prospectus.

Over the years, the Adviser has refined its methods of measuring value and momentum and has undertaken extensive research into stock selection factors and themes that augment these core approaches. Certain factors or themes can degrade over time and, therefore, the Adviser works on refining the measurement of the various factors and themes it believes will produce positive investment results. The Adviser believes that the factors and themes it employs are economically intuitive and are generally based on extensive academic research.

INVESTMENT PROCESS

The Adviser sees the world in “views,” which are simply quantitative processes that rank every stock in the investment universe from most attractive to least attractive with respect to a particular investment factor. Portfolio weights are assigned to reflect each stock’s degree of attractiveness. Each “view” has an associated forecasted volatility based on a risk model for each factor.

For stock selection there are two types of “views” used by the Adviser:

•	one view is used to select stocks within an industry,

•	the other view is used to select industries.

In the stock selection view, each stock is ranked by the Adviser based on its raw investment signal relative to its industry’s average investment signal. Stock selection views are designed to be approximately industry-neutral.

2

In the industry selection view, each industry is ranked as to how its industry average investment signal compares to the other industries. Industry selection views explicitly overweight or underweight industries as a whole.

The final aggregate view of the Adviser is a combination of the stock and industry views and all the underlying factors, resulting in a weight assigned to each stock, which is a cumulative measure of its overall attractiveness. The weighting for each stock reflects the anticipated level of excess return potential of that stock and is used by the Adviser to forecast anticipated “alpha” for that stock. The Adviser then combines the alpha forecasts for each stock with trading costs, liquidity constraints, and other portfolio constraints to create an optimal portfolio for each Fund. For Funds that are long only, the smallest weighting of an unattractive stock is zero. In contrast, any Fund that allows short sales will have negative weights (i.e., short sales) for the least attractive stocks.

The Adviser’s portfolio optimization process also has a strong risk-control element. Since each “view” has an associated volatility forecast, it is possible to estimate the tracking error of each Fund (i.e., the deviation in performance of a Fund’s underlying portfolio from its benchmark). The Adviser sets explicit tracking error targets for each Fund and its portfolio construction process takes into account how much each of the views contributes to the overall risk of each Fund.

Buys and sells for each Fund are made through periodic rebalancing. The Adviser monitors each Fund relative to moves in the Adviser’s proprietary models. The Adviser employs a rebalancing strategy that seeks to provide an optimal balance between maintaining up-to-date views and minimizing trading costs. Stock trading is primarily executed electronically through direct connections to exchanges that allow the Adviser to employ automated trading algorithms that place their trades in a liquidity-providing manner. By trading passively and providing liquidity to the market the Adviser seeks to reduce market impact costs and reduce the total cost of trading.

In summary, the Adviser’s investment process for the Funds entails the following key steps:

•	Develop a ranking for each stock using a disciplined, systematic approach to analyze a wide variety of factors based on the underlying philosophy of value and momentum.

•	Combine these rankings into a Fund portfolio that takes into account trading costs, liquidity considerations, tracking error targets, and portfolio construction constraints (e.g. no shorting).

•	Rebalance each Fund’s portfolio in a manner that seeks to create a balance between keeping the portfolio in line with the ideal desired portfolio and the need to minimize trading costs.

•	Execute trades primarily in a highly automated and liquidity-providing manner to seek to reduce the total cost of trading.

3

AQR GLOBAL EQUITY FUND

INVESTMENT OBJECTIVE

The AQR Global Equity Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the MSCI World Total Return Index with Net Dividends Unhedged in U.S. Dollars (the Global Equity Benchmark) while seeking to control its tracking risk relative to this benchmark. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada.

The Fund’s portfolio normally will be managed by both overweighting and underweighting securities, countries and currencies relative to the Global Equity Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the Global Equity Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach emphasizing both top-down country/currency allocation and bottom-up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection.

The Adviser uses a set of value, momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

•

Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and interest rate differentials for choosing currencies.

•

Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

The Adviser views the selection of individual securities, countries and currencies as three independent decisions. The Adviser may utilize country index futures, index swaps and foreign currency forwards to overweight or underweight the country and currency exposure of the overall portfolio relative to the Global Equity Benchmark.

4

Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts). The Fund invests primarily in securities comprising the Global Equity Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use options, warrants, equity swaps, financial futures contracts and other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, short-term investment funds.

The Fund may invest to a lesser extent in securities of issuers, countries and currencies not included in the Global Equity Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

The principal risks of investing in the Fund include:

• Common stock risk	• Foreign securities risk	• New fund risk

• Counterparty risk	• Manager risk	• Securities lending risk

• Derivatives risk	• Market risk	• Value style risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives-Risk Factors.”

PERFORMANCE INFORMATION

The AQR Global Equity Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s returns compare to a broad measure of market performance.

5

A privately offered fund managed by the Adviser was reorganized into the Fund as of the date the Fund commenced operations (i.e., December     , 2008). This privately offered fund was organized in March 2006 and commenced operations in June 2006 and had an investment objective, investment policies and restrictions that were, in all material respects, the same as those of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act. In addition, this privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code which, if applicable, might have adversely affected its performance.

The Fund’s performance for periods prior to December     , 2008 is that of the privately offered fund. The privately offered fund’s total annual fund operating expenses during the periods presented were higher than the Fund’s estimated total annual fund operating expenses for Class Y Shares. For example, as of                     , the total annual operating expenses of the privately offered fund were     %, whereas the Fund’s estimated total annual operating expenses for Class Y Shares are     %. The Fund has restated the privately offered fund’s performance to reflect the Fund’s fees, estimated expenses and fee waivers/expense limitations of Class Y Shares upon their initial offering. As a result, the investment performance presented below would have been less favorable had it reflected the fees and expenses of the privately offered fund as opposed to those of the Fund.

Class Y Shares – Total Returns for Years Ended December 31

[Bar Chart to Follow]

During the periods shown in the chart, the highest quarterly return was [—]% (for the quarter ended [—]) and the lowest quarterly return was [—]% (for the quarter ended [—]).

The following table compares the Fund’s average annual total returns as of [—] to the Global Equity Benchmark. The returns shown for the Global Equity Benchmark do not reflect the deduction of fees, expenses or taxes, because the Global Equity Benchmark is not a fund. You can not invest directly in an index.

Average Annual Total Returns for Periods Ended December 31, 2008.

[Table to Follow]

6

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Y Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)*

Class Y
Subscription fee (as a percentage of amount invested)	0.10%
Redemption fee (as a percentage of amount redeemed)	0.10%

*	The Fund retains the subscription and redemption fees to help offset portfolio transaction and other related costs caused by significant shareholder purchases and redemptions of Class Y Shares. See “Investing with the AQR Funds – Subscription and Redemption Fees” for a more detailed discussion of the Fund’s subscription and redemption fees, including circumstances under which the Adviser may elect to waive part or all of a subscription or redemption fee.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]**	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class Y Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class Y Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

7

AQR INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The AQR International Equity Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the MSCI EAFE Total Return Index with Net Dividends Unhedged in U.S. Dollars (the International Equity Benchmark) while seeking to control its tracking risk relative to this benchmark. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada.

The Fund’s portfolio normally will be managed by both overweighting and underweighting securities, countries and currencies relative to the International Equity Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the International Equity Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach emphasizing both top-down country/currency allocation and bottom-up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection.

The Adviser uses a set of value, momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously:

•

Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and interest rate differentials for choosing currencies.

•

Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

The Adviser views the selection of individual securities, countries and currencies as three independent decisions. The Adviser may utilize country index futures, index swaps and foreign currency forwards to overweight or underweight the country and currency exposure of the overall portfolio relative to the International Equity Benchmark.

8

Generally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts). The Fund invests primarily in securities comprising the International Equity Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use options, warrants, equity swaps, financial futures contract or other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets will be held in cash or cash equivalents including, but not limited to, short-term investment funds.

The Fund may invest to a lesser extent in securities of issuers in countries and currencies not included in the International Equity Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

The principal risks of investing in the Fund include:

• Common stock risk	• Foreign securities risk	• New fund risk

• Counterparty risk	• Manager risk	• Securities lending risk

• Derivatives risk	• Market risk	• Value style risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives-Risk Factors.”

PERFORMANCE INFORMATION

The AQR International Equity Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s returns compare to a broad measure of market performance.

9

A privately offered fund managed by the Adviser was reorganized into the Fund as of the date the Fund commenced operations (i.e., December     , 2008). This privately offered fund was organized in June 2004 and commenced operations in August 2004 and had an investment objective, investment policies and restrictions that were, in all material respects, the same as those of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act. In addition, this privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code which, if applicable, might have adversely affected its performance.

The Fund’s performance for periods prior to December     , 2008 is that of the privately offered fund. The privately offered fund’s total annual fund operating expenses during the periods presented were higher than the Fund’s estimated total annual fund operating expenses for Class Y Shares. For example, as of                     , the total annual operating expenses of the privately offered fund were     %, whereas the Fund’s estimated total annual operating expenses for Class Y Shares are     %. The Fund has restated the privately offered fund’s performance to reflect the Fund’s fees, estimated expenses and fee waivers/expense limitations of Class Y Shares upon their initial offering. As a result, the investment performance presented below would have been less favorable had it reflected the fees and expenses of the privately offered fund as opposed to those of the Fund.

Class Y Shares – Total Returns for Years Ended December 31

[Bar Chart to Follow]

During the periods shown in the chart, the highest quarterly return was [—]% (for the quarter ended [—]) and the lowest quarterly return was [—]% (for the quarter ended [—]).

The following table compares the Fund’s average annual total returns as of [—] to the International Equity Benchmark. The returns shown for the International Equity Benchmark do not reflect the deduction of fees, expenses or taxes, because the International Equity Benchmark is not a fund. You can not invest directly in an index.

Average Annual Total Returns for Periods Ended December 31, 2008

[Bar Chart to Follow]

10

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Y Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)*

Class Y
Subscription fee (as a percentage of amount invested)	0.10%
Redemption fee (as a percentage of amount redeemed)	0.10%

*	The Fund retains subscription and redemption fees to help offset portfolio transaction and other related costs caused by significant shareholder purchases and redemptions of Class Y Shares. See “Investing with the AQR Funds – Subscription and Redemption Fees” for a more detailed discussion of the Fund’s subscription and redemption fees, including circumstances under which the Adviser may elect to waive part or all of a subscription or redemption fee.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]**	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class Y Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class Y Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

11

AQR INTERNATIONAL SMALL CAP FUND

INVESTMENT OBJECTIVE

The AQR International Small Cap Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the MSCI EAFE Small Cap Total Return Index with Net Dividends Unhedged in U.S. Dollars (the International Small Cap Benchmark) while seeking to control its tracking risk relative to this benchmark. The International Small Cap Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of smaller capitalization equities in developed markets, excluding the United States and Canada.

The Fund’s portfolio normally will be managed by both overweighting and underweighting securities relative to the International Small Cap Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the International Small Cap Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach that includes both selection of individual stocks within industries and explicit industry/sector selection.

The Adviser uses a set of value, momentum and economic factors to generate its investment portfolio. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

•

Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios.

•	Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum and earnings momentum.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

Generally the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in instruments of or related to smaller capitalization issuers. For this purpose, the Adviser considers issuers with market capitalizations that are similar to those that qualify for inclusion in the International Small Cap Benchmark to be smaller capitalization issuers.

The Adviser invests primarily in securities comprising the International Small Cap Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use equity or equity-related instruments, options, warrants, equity swaps, financial futures contract or other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets will be held in cash or cash equivalents including, but not limited to, short-term investment funds.

12

The Fund may invest to a lesser extent in securities of issuers and countries not included in the International Small Cap Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

• Common stock risk	• Manager risk	• Securities lending risk

• Counterparty risk	• Market risk	• Small cap securities risk

• Derivatives risk	• New fund risk	• Value style risk

• Foreign securities risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives-Risk Factors.”

PERFORMANCE INFORMATION

As the AQR International Small Cap Fund has not yet commenced operations as of the date of this prospectus, no full calendar year performance information is available.

13

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Y Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)*

Class Y
Subscription fee (as a percentage of amount invested)	0.25%
Redemption fee (as a percentage of amount redeemed)	0.25%

*	The Fund retains subscription and redemption fees to help offset portfolio transaction and other related costs caused by significant shareholder purchases and redemptions of Class Y Shares. See “Investing with the AQR Funds – Subscription and Redemption Fees” for a more detailed discussion of the Fund’s subscription and redemption fees, including circumstances under which the Adviser may elect to waive part or all of a subscription or redemption fee.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]**	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class Y Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class Y Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

14

AQR EMERGING MARKETS FUND

INVESTMENT OBJECTIVE

The AQR Emerging Markets Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to outperform the MSCI Emerging Markets Total Return Index with Net Dividends Unhedged in U.S. Dollars (the Emerging Markets Benchmark) while seeking to control its tracking risk relative to this benchmark. The Emerging Markets Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in emerging markets.

The Fund’s portfolio normally will be managed by both overweighting and underweighting securities, countries and currencies relative to the Emerging Markets Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Adviser starts with the securities that are included in the Emerging Markets Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach emphasizing both top-down country/currency allocation and bottom-up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection.

The Adviser uses a set of value, momentum and economic factors to generate an investment portfolio based on the Adviser’s global asset allocation models and security selection procedures. The Adviser believes that a better risk-adjusted return may be achievable by applying both value and momentum strategies simultaneously.

•

Value strategies favor securities that appear cheap based on fundamental measures, often as a result of distress or lack of favor. Examples of value strategies include using price-to-earnings and price-to-book ratios for choosing individual equities and countries, and interest rate differentials for choosing currencies.

•

Momentum strategies favor securities with strong short-term performance. Examples of momentum strategies include simple price momentum for choosing individual equities and countries, and foreign exchange rate momentum for selecting currencies.

•	In addition to these two main strategies, the Adviser may use a number of additional quantitative strategies based on the Adviser’s proprietary research.

The Adviser views the selection of individual securities, countries and currencies as three independent decisions. The Adviser may utilize country index futures, index swaps and foreign currency forwards to overweight or underweight the country and currency exposure of the overall portfolio relative to the Emerging Markets Benchmark.

Generally, the Fund will invest at least 80% of its net assets (including any borrowings for

15

investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts) of emerging market countries. For this purpose, the Adviser considers an emerging market country to be one whose economy or markets are similar to those included in the Emerging Markets Benchmark.

The Adviser invests primarily in securities comprising the Emerging Markets Benchmark or that will be admitted to the benchmark within 180 days of purchase. The Fund may invest in or use options, warrants, equity swaps, financial futures contracts and other types of derivative instruments in seeking to achieve its investment objective. A portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, short-term investment funds.

The Fund may invest to a lesser extent in securities of issuers, countries and currencies not included in the Emerging Markets Benchmark. However, the Adviser does not currently expect such securities to be a significant component of the Fund’s investment portfolio.

The Adviser believes that the management of transaction costs should be considered when determining whether an investment is attractive. Transaction costs include commissions, bid-ask spreads, market impact and time delays (time between decision and implementation when a market may move for or against you). The Adviser considers transaction costs both in its forecasting model and optimization process to seek to ensure that trades for the Fund will remain attractive after transaction costs are reflected.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad.

The principal risks of investing in the Fund include:

• Common stock risk	• Emerging markets risk	• New fund risk

• Counterparty risk	• Manager risk	• Securities lending risk

• Derivatives risk	• Market risk	• Value style risk

For more information on risks, see “How the Funds Pursue Their Investment Objectives-Risk Factors.”

PERFORMANCE INFORMATION

As the AQR Emerging Markets Fund has not yet commenced operations as of the date of this prospectus, no full calendar year performance information is available.

16

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Y Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)*

Class Y
Subscription fee (as a percentage of amount invested)	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%

*	The Fund retains the subscription and redemption fees to help offset portfolio transaction and other related costs caused by significant shareholder purchases and redemptions of Class Y Shares. See “Investing with the AQR Funds – Subscription and Redemption Fees” for a more detailed discussion of the Fund’s subscription and redemption fees, including circumstances under which the Adviser may elect to waive part or all of a subscription or redemption fee.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

Management fee	[	]%
Other expenses	[	]%
Acquired fund fees and expenses	[	]%
Total annual fund operating expenses	[	]%
[Contractual fee and expense waivers]**	[	]%
Net annual fund operating expenses	[	]%

*	This table shows the estimated operating expenses of Class Y Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.
**	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than [ ]% for Class Y Shares. This arrangement will continue at least through [ ].

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$	[	]
3 Years	$	[	]

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HOW THE FUNDS PURSUE THEIR

INVESTMENT OBJECTIVES

INVESTMENT TECHNIQUES

In addition to the principal investment strategies described above, each of the Funds may employ the following technique in pursuing their investment objectives.

Securities Lending. To attempt to increase its income or total return, a Fund may lend its portfolio securities to certain types of eligible borrowers. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities. Collateral will be received and maintained by a Fund’s custodian concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of a Fund. A Fund has a right to call a loan at any time and require the borrower to redeliver the borrowed securities to the Fund within the settlement time specified in the loan agreement or be subject to a “buy in”. A Fund will generally not have the right to vote securities while they are being loaned, but it is expected that the Adviser will call a loan in anticipation of any important vote. Securities lending will be conducted by a securities lending agent approved by the Trust’s Board of Trustees. The securities lending agent maintains a list of broker-dealers, banks or other institutions that it has determined to be creditworthy. A Fund will only enter into loan arrangements with borrowers on the approved list.

RISK FACTORS

All investments, including those in mutual funds, have risks, and no one investment is suitable for all investors. Each Fund is intended for long-term investors. You may be subject to the risks described below if you invest in a Fund, based on the risks identified for a particular Fund in that Fund’s description above.

Common Stock Risk: Each Fund invests significantly in common stocks, which are a type of equity security that represents an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, a Fund could lose money if a company in which it invests becomes financially distressed.

Counterparty Risk: The Adviser may make use of futures, forwards, swaps and other forms of derivative contracts. In general, a derivative contract (including options, as described below) typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately

18

negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by a Fund.

Derivatives Risk: The use of derivative instruments exposes a Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. Risks of these instruments include:

•	that interest rates, securities prices and currency markets will not move in the direction that the portfolio managers anticipate;

•	that prices of the instruments and the prices of underlying securities, interest rates or currencies they are designed to reflect do not move together as expected;

•	that the skills needed to use these strategies are different than those needed to select portfolio securities;

•

the possible absence of a liquid secondary market for any particular instrument and, for exchange-traded instruments, possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

•	that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited);

•	particularly in the case of privately-negotiated instruments, that the counterparty will not perform its obligations, which could leave a Fund worse off than if it had not entered into the position;

•

the inability to close out certain hedged positions to avoid adverse tax consequences, and the fact that some of these instruments, such as credit default swaps, may have uncertain tax implications for the Funds;

•

the fact that “speculative position limits” imposed by the Commodity Futures Trading Commission and certain futures exchanges on net long and short positions may require the Funds to limit or unravel positions in certain types of instruments; and

•	the high levels of volatility some of these instruments may exhibit, in some cases due to the high levels of leverage an investor may achieve with them.

Emerging Market Risk: A Fund investing in emerging markets will, among other things, be exposed to all the risks described below in the Foreign Securities Risk section, and you should review that section carefully. However, there are greater risks involved in investing in emerging market countries and/or their securities markets than there are in more developed countries and/or markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes

19

can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. A Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment in foreign securities.

Foreign Securities Risk: A Fund’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

•

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Funds’ investments in securities denominated in a foreign currency or may widen existing losses. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Fund’s net currency positions may expose it to risks independent of its securities positions.

•

Geographic Risk: If a Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

•

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Fund’s foreign investments, potentially including expropriation and nationalization, confiscatory taxation, and the potential difficulty of repatriating funds to the United States.

•

Regulatory Risk: Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

•	Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

•

Use of Foreign Currency Forward Agreements: Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency

20

devaluations and revaluations. Investments in currency forward contracts may cause a Fund to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Manager Risk: If a Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Each Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Market risk applies to every Fund investment. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

New Fund Risk: The Trust and Funds are newly-formed, and the Adviser has not previously served as the primary adviser to an investment company registered under the 1940 Act. Accordingly, investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Securities Lending Risk: A Fund’s risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each of the Funds is responsible for any loss that might result from its investment of the borrower’s collateral.

Small Cap Securities Risk: A Fund may invest its assets in the stocks of companies with smaller market capitalizations. While the Adviser and Sub-Adviser believe these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Value Style Risk: Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

21

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.

CHANGE IN OBJECTIVE

Each Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. Shareholders will normally receive at least 30 days’ written notice of any change in a Fund’s investment objective.

22

MANAGEMENT OF THE FUNDS

AQR Funds is organized as a Delaware statutory trust (“Trust”). The Trust is governed by a Board of Trustees that is responsible for overseeing all business activities of the Trust.

The Funds’ Adviser is AQR Capital Management, LLC, a Delaware limited liability company formed in 1998. Subject to the overall authority of the Board of Trustees, the Adviser furnishes continuous investment supervision and management to the Funds’ portfolios and also furnishes office space, equipment, and management personnel. The Adviser’s address is Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

The Adviser is an investment management firm that employs a disciplined multi-asset, global research process. (AQR stands for Applied Quantitative Research.) Until the launch of the Funds, the Adviser’s investment products have been primarily provided through a limited set of collective investment vehicles and separate accounts that utilize all or a subset of the Adviser’s investment strategies. The Adviser also serves as a sub-adviser to several registered investment companies. These investment products range from aggressive, high volatility and market-neutral alternative strategies, to low volatility, more traditional benchmark-driven products.

Investment decisions are made by the Adviser using a series of global asset allocation, arbitrage, and security selection models, and implemented using proprietary trading and risk-management systems. The Adviser believes that a systematic and disciplined process is essential to achieving long-term success in investment and risk management. The principals of the Adviser have been pursuing the research supporting this approach since the late 1980s, and have been implementing this approach in one form or another since 1993. The research conducted by principals and employees of the Adviser has been published in a variety of professional journals since 1991. Please see the Adviser’s website (www.aqr.com) for additional information regarding the published papers written by the Adviser’s principals and other personnel.

The Adviser’s founding principals, Clifford S. Asness, Ph.D., David G. Kabiller, CFA, Robert J. Krail, and John M. Liew, Ph.D., and several colleagues founded the Adviser in January 1998. Each of the Adviser’s founding principals was formerly at Goldman Sachs, & Co., where Mssrs. Asness, Krail, and Liew comprised the senior management of the Quantitative Research Group at Goldman Sachs Asset Management (GSAM). At GSAM, the team managed both traditional (managed relative to a benchmark) and non-traditional (managed seeking absolute returns) mandates. The founding principals formed the Adviser to build upon the success achieved at GSAM while enabling key professionals to devote a greater portion of their time to research and investment product development. The Adviser manages assets for institutional investors both in the United States and globally. The Adviser is based in Greenwich, Connecticut and employs in excess of 200 people as of the date of this prospectus.

Each Fund pays an investment advisory fee to the Adviser for serving as investment adviser, as reflected below and expressed as a percentage of average daily net assets.

Fund
AQR Global Equity Fund	[	]%
AQR International Equity Fund	[	]%
AQR International Small Cap Fund	[	]%
AQR Emerging Markets Fund	[	]%

23

The Adviser has contractually agreed to reimburse the Class Y Shares of each Fund to the extent that the annual ordinary operating expenses of each Fund’s Class Y Shares exceed the following percentages of the average daily net assets of that class:

Fund
AQR Global Equity Fund	[	]%
AQR International Equity Fund	[	]%
AQR International Small Cap Fund	[	]%
AQR Emerging Markets Fund	[	]%

The expense limitation agreement is effective through [                    ].

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ current Advisory Agreement with the Adviser will be available in the Funds’ annual report to shareholders.

The AQR Global Equity Fund, AQR International Equity Fund and the AQR Emerging Markets Fund are managed by Messrs. Clifford S. Asness, Ph.D., Ronen Israel, Oktay Kurbanov, John M. Liew, Ph.D., and Lars Nielsen. The AQR International Small Cap Fund is managed by Messrs. Clifford S. Asness, Ph.D., Jacques A. Friedman, Ronen Israel and Lars Nielsen.

Clifford S. Asness, Ph.D. is the Managing and Founding Principal of the Adviser. Prior to co-founding the Adviser in 1998, Dr. Asness was a Managing Director and Director of Quantitative Research for Goldman Sachs Asset Management. Dr. Asness holds a B.S. in Economics from the Wharton School and a B.S. in Engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in Finance from the University of Chicago.

Jacques A. Friedman is a Principal of the Adviser. Prior to joining the Adviser at its inception in 1998, he was an Associate in the Quantitative Research Group at Goldman Sachs Asset Management. Mr. Friedman holds a B.S. in Applied Mathematics from Brown University and an M.S. in Applied Mathematics from the University of Washington.

Ronen Israel is a Principal of the Adviser. Prior to joining the Adviser in 1999, he was a Senior Analyst at Quantitative Financial Strategies, Inc. Mr. Israel holds a B.S. in Economics from the Wharton School and a B.A.S. in Biomedical Science from the University of Pennsylvania, and an M.A. in Mathematics from Columbia University.

Oktay Kurbanov is a Principal of the Adviser. Prior to joining the Adviser at its inception in 1998, he was an Analyst in the Quantitative Research Group at Goldman Sachs Asset Management. Mr. Kurbanov holds a B.S. in Physics and Mathematics from the University of Michigan, and an M.B.A from the Stern School of Business at New York University.

24

John M. Liew, Ph.D. is a Founding Principal of the Adviser. Prior to co-founding the Adviser in 1998, Dr. Liew was a Vice President and portfolio manager for Goldman Sachs Asset Management. Dr. Liew holds a B.A. in Economics, an M.B.A. and a Ph.D. in Finance from the University of Chicago.

Lars Nielsen is a Principal of the Adviser. Prior to joining the Adviser in 2000, he was an Analyst in the Quantitative Research Group of Danske Invest. Mr. Nielsen holds a B.Sc. and a M.Sc. in Economics from the University of Copenhagen, Denmark.

The Funds’ Statement of Additional Information provides additional information regarding portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of shares of the Fund(s) each such portfolio manager manages.

25

INVESTING WITH THE AQR FUNDS

Each Fund offers more than one class of shares. Each class of a Fund’s shares has a pro rata interest in the Fund’s investment portfolio, but differs as to expenses, distribution arrangements and the types of investors who may be eligible to invest in the share class. This prospectus only describes the Class Y Shares of the Funds. The other share classes of the Funds are offered in separate prospectuses. Call 1-800-xxx-xxxx to obtain more information concerning the Funds’ other share classes, including the prospectuses for these other share classes.

ELIGIBILITY TO BUY CLASS Y SHARES

Each Fund’s Class Y Shares are offered exclusively to institutional clients of the Adviser with a fee-based asset management account with the Adviser with $10,000,000 or more invested in a Fund.

Class Y Shares of the Funds offered by this prospectus are also offered to tax-exempt retirement plans of the Adviser and its affiliates and rollover accounts from those plans, as well as employees of the Adviser and members of their immediate families purchasing directly from the Distributor.

Prior to investing, non-U.S. residents should consult a qualified tax and/or legal adviser about whether purchasing shares of a Fund is a suitable investment given legal and tax ramifications; some non-U.S. residents may not be permitted to invest in a Fund depending on applicable laws and regulations.

The Funds reserve the right to refuse any request to purchase shares.

INVESTMENT MINIMUMS – CLASS Y SHARES

The minimum initial account size is $10,000,000 for eligible institutional investors. There is no minimum subsequent investment amount. The Funds have the discretion to waive or reduce the above minimum investment requirements.

SUBSCRIPTION AND REDEMPTION FEES

The Funds offered by this prospectus assess subscription and redemption fees on Class Y Shares. Subscription and redemption fees are assessed and retained by a Fund to help offset portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) caused by shareholder purchases and redemptions of shares. In essence, the fees are designed to allocate those costs (or an estimate of those costs) to the shareholder causing the activity. Subscription fees are not assessed on reinvestments of dividends. Redemption fees apply to redemptions of Class Y Shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

A Fund may elect to waive part or all of the subscription or redemption fee on a transaction in Class Y Shares in circumstances in which a Fund determines in its discretion that the transactional activity will not cause part or all of the costs the fee is designed to offset, including when:

•	part or all of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase or other cash flow occurring on the same day; or

26

•	part or all of the purchase or redemption transaction is made in kind.

The subscription and redemption fee for each of the Funds may be adjusted from time to time to account for changes in the Funds’ investments.

TYPES OF ACCOUNTS – CLASS Y SHARES

You may set up your account in any of the following ways:

Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts can have two or more owners, and provide for rights of survivorship.

Gift or Transfer to a Minor (UGMA, UTMA). These gift or transfer accounts let you give money to a minor for any purpose. The gift is irrevocable and the minor gains control of the account once he/she reaches the age of majority. Your application should include the minor’s social security number.

Trust for Established Employee Benefit or Profit-Sharing Plan. The trust or plan must be established before you can open an account and you must include the date of establishment of the trust or plan on your application.

Business or Organization. You may invest money on behalf of a corporation, association, partnership or similar institution. You should include a certified resolution with your application that indicates which officers are authorized to act on behalf of the entity.

Retirement. A qualified retirement account enables you to defer taxes on investment income and capital gains. Your contributions may be tax-deductible. For detailed information on the tax advantages and consequences of investing in individual retirement accounts (IRAs) and retirement plan accounts, please consult your tax advisor. The types of IRAs available to you are: Traditional IRA, Roth IRA, Rollover IRA, SIMPLE IRA, and Coverdell Education Savings Account (formerly called an Education IRA).

The Funds may be used as an investment in other kinds of retirement plans, including, but not limited to, Keogh plans maintained by self-employed individuals or owner-employees, traditional pension plans, corporate profit-sharing and money purchase pension plans, section 403(b)(7) custodial tax-deferred annuity plans, other plans maintained by tax-exempt organizations, cash balance plans and any and all other types of retirement plans. All of these accounts need to be established by the plan’s trustee and the plan’s trustee should contact the Funds regarding the establishment of an investment relationship.

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SHARE PRICE

Net Asset Value. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of that Fund, is called the Fund’s net asset value (“NAV”) per share. Each Fund’s NAV per share is computed as of the scheduled close of trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day during which the NYSE is open for trading (a Business Day). Each Fund determines an NAV per share for each class of its shares. If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV per share of a Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made.

Each Fund’s investments are generally valued at market value, as determined based on readily available market quotations. The Funds may use pricing services to obtain readily available market quotations. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value.

Foreign markets may be open at different times and on different days than the NYSE, meaning that the value of the Funds’ shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern time).

Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Board of Trustees. When a security’s fair value is determined, the valuation may differ depending on the valuation method used by the Trust’s Valuation Committee. Shareholders who purchase or redeem shares when the value of one or more securities in a Fund’s portfolio have been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they would have if the securities had not been valued using the fair valuation procedures.

The Funds normally value equity securities primarily traded on North American, Central American, South American and Caribbean markets using market values as described above. However, the Funds have implemented fair value pricing on a daily basis for all equity securities that are not primarily traded on North American, Central American, South American and Caribbean markets because trading in these securities typically is completed at times that vary significantly from the closing of the NYSE. This fair value pricing process for foreign equity securities uses the quotations of an independent pricing service to value each such security unless (i) the pricing service does not provide prices for the security, in which event the Fund may use market value or fair value in accordance with the Trust’s Valuation Procedures or (ii) the Trust’s Valuation Committee determines that (i) a quote provided by the service does not accurately reflect the value of the security and (ii) the use of another fair valuation methodology is appropriate. This policy is designed to help ensure that the Funds’ NAVs per share appropriately reflect their investments’ values at the time of pricing.

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You may obtain information as to the Fund’s NAV per share by visiting the Funds’ Web site at www.aqrfunds.com or by calling [                    ].

GENERAL PURCHASING POLICIES

•	You may purchase a Fund’s Class Y Shares directly from the Fund at the NAV per share next determined following receipt of your purchase order in good order by a Fund, subject to a subscription fee.

•

Once a Fund accepts your purchase order, you may not cancel or revoke it; however, you may redeem the shares. A Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. This confirmation process may take up to 15 days.

•	Each Fund reserves the right to cancel any purchase or exchange order it receives if the Trust believes that it is in the best interest of a Fund’s shareholders to do so.

GENERAL REDEMPTION POLICIES

•	You may redeem the Funds’ Class Y Shares at the NAV per share next-determined following receipt of your redemption order in good order by the Fund.

•	The Funds cannot accept a redemption request that specifies a particular redemption date or price.

•	Once a Fund accepts your redemption order, you may not cancel or revoke it.

•

The Funds generally will transmit redemption proceeds within seven days after receipt of your redemption request. If you recently made a purchase, the Funds may withhold redemption proceeds until they are reasonably satisfied that they have received your payment. This confirmation process may take up to 15 days.

•

The Funds reserve the right at any time without prior notice to suspend, limit, modify or terminate any privilege, including the telephone exchange privilege, or its use in any manner by any person or class.

Redemption in Kind. The Funds generally intend to pay all redemptions in cash. Each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV during any 90-day period for any one shareholder. Redemptions in excess of those amounts may be paid in cash or paid wholly or partly by a distribution in kind of marketable securities, depending on the circumstances. Brokerage costs may be incurred by a shareholder who receives securities and desires to convert them to cash.

Excessive and Short-Term Trading. The Funds are intended for long-term investment purposes, and thus purchases, redemptions and exchanges of Fund shares should be made with a view toward long-term investment objectives. Excessive trading, short-term trading and other abusive trading activities may be detrimental to a Fund and its long-term shareholders by disrupting portfolio management strategies, increasing brokerage and administrative cost, harming Fund performance and diluting the value of shares. Such trading may also require a Fund to sell securities to meet redemptions, which could cause taxable events that impact shareholders. If your investment horizon is not long-term, then you should not invest in the Funds.

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The Board of Trustees has adopted policies and procedures that seek to discourage and not accommodate excessive or short-term trading activities. These policies and procedures include, among other things, use of fair value pricing of international securities and periodic review of shareholder trading activity.

OTHER POLICIES

No Certificates. The issuance of shares is recorded electronically on the books of the Funds. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. The Funds do not issue certificates representing shares of the Funds.

Frozen Accounts. The Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Small Account Policy. Each of the Funds reserve the right, upon 60 days’ written notice, to redeem the shares of any shareholder whose account has a value of less than $10,000,000 in the Fund, other than as a result of a decline in the net asset value per share, or to permit an exchange for Class I or Class N Shares of the same Fund. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. A Fund will not impose a redemption fee on an exchange of Class Y Shares for Class I Shares and/or Class N Shares of the same Fund.

Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account(s) to at least $10,000,000 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

HOW TO BUY CLASS Y SHARES

How To Buy Shares

You can open an account and make an initial purchase of shares of the Funds directly from the Funds through the Funds’ Distributor.

To open an account and make an initial purchase directly with the Funds, you can mail a check or other negotiable bank draft (payable to AQR Funds) in the applicable minimum amount, along with a completed and signed Account Application, to AQR Funds, [                            ]. To obtain an Account Application, call [                    ] or download one from www.[            ].com. A completed Account Application must include your valid taxpayer identification number. You may be subject to penalties if you falsify information with respect to your tax identification number.

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After you have opened an account, you can make subsequent purchases of shares of the Funds directly from the Funds. To purchase shares directly by mail, send your instruction and a check to AQR Funds at [                    ].

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in a Fund.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

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eDelivery

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment in the Funds online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call [                    ] or visit www.[            ].com.

HOW TO REDEEM CLASS Y SHARES

You may normally redeem your shares on any Business Day, i.e., any day during which the NYSE is open for trading. Redemptions of Class Y Shares are priced at the NAV per share next determined after receipt of a redemption request in proper form by the Funds’ Distributor or the Fund, subject to a redemption fee.

None of the Funds, the Adviser, the Distributor and the Transfer Agent of the Funds, nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. The Funds will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to the Funds in order to add this option. The maximum amount that may be redeemed by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record or wired to a bank account previously designated on the Account Application.

By Mail

To redeem by mail, you must send a written request for redemption to the Funds, [                    ]. The Funds’ Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption check is payable to the shareholder(s) of record, (2) the redemption check is mailed to the shareholder(s) at the address of record, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

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Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEPIRA, 403(b) or other retirement account by telephone or via the Internet.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined (subject to the redemption fee if applicable) after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. The Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell shares or accurately determine the value of assets, or if the SEC orders the Funds to suspend redemptions or delay payment of redemption proceeds.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. The Funds intend to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. The Funds intend to pay cash for all shares redeemed, except in cases noted above under the heading “General Redemption Policies,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to the Funds, [                    .]

By ACH Transfer

If your bank account is ACH active, you may have your redemption proceeds sent to your bank account via ACH transfer.

By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Funds Account Application. If a request for a wire redemption is received by the Funds prior to the close of the NYSE, the shares will be redeemed that day at the next

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determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Funds for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. The Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The Funds reserve the right to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to the Funds, [                    .] If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by the Funds.

SHAREHOLDER SERVICES PLAN

The Board of Trustees has adopted a Shareholder Services Plan for Class Y Shares. Under the Shareholder Services Plan, the Funds pay the Adviser a fee for providing or arranging for the provision of certain services to shareholders of each Fund of up to [    ]% annually of the Fund’s average daily net assets for Class Y Shares.

CERTAIN PAYMENTS

The Adviser (or an affiliate) may make payments out of its own resources to certain intermediaries or their affiliates offering shares of the Funds based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Adviser in connection with the sale or distribution of the Funds’ shares. The Adviser selects the intermediaries to which it or its affiliate makes payments. The Adviser and the Funds’ Distributor may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Each Fund distributes to its shareholders substantially all net investment income as dividends and any net capital gains realized from sales of the Fund’s portfolio securities. Each of the Funds expects to declare and pay dividends annually. Net realized long-term capital gains, if any, are paid to shareholders at least annually.

All of your income dividends and capital gain distributions will be reinvested in additional shares unless you elect to have distributions paid by check. If any check from a Fund mailed to you is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in additional Fund shares.

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TAXES

The following discussion of U.S. and non-U.S. taxation applies only to U.S. shareholders and is not intended to be a full discussion of income tax laws and their effect. You may wish to consult your own tax advisor.

Taxes on Transactions. When you redeem shares, you will experience a capital gain or loss if there is a difference between the tax basis of your shares and the price you receive when you redeem them. The federal tax treatment will depend on how long you owned the shares and your individual tax position. Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state or locality.

Exchanges. If you perform an exchange transaction, it is considered a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss.

Distributions. Distributions from investment income (dividends) and net short-term capital gains are taxable as ordinary income except as noted below. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held your Fund shares. Although a Fund will not be taxed on amounts it distributes, distributions will be taxable to you whether received in cash or reinvested in Fund shares, unless you hold your Fund shares in an individual retirement account or other tax-deferred account. These accounts are subject to complex tax rules and you should consult your tax advisor about which tax rules will apply to your investment.

The Trust will send you an annual statement to advise you as to the source of your distributions for tax purposes.

Taxes on Distributions. Distributions are subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the U.S., your distributions also may be taxed by the country in which you reside. Your distributions are taxable whether you take them in cash or reinvest them in additional shares.

For federal tax purposes, a Fund’s income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gains, except that “qualified dividend income” of noncorporate investors who satisfy certain holding period requirements is taxed at long-term capital gain rates, which currently reach a maximum of 15%. The 15% maximum rate for long-term capital gains is scheduled to expire at the end of 2010. After 2010, the capital gains rate is scheduled to increase to 20% and income from dividends would be taxed as ordinary income. The character of a capital gain depends on the length of time that the Fund held the asset it sold.

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Every January, each of your Funds will send you and the IRS a statement called Form 1099 showing the amount of taxable distributions you received (including those reinvested in additional shares) in the previous calendar year.

Average Cost Calculation. Each shareholder is responsible for tax reporting and Fund share cost calculation. To facilitate your tax reporting, each Fund provides you with an average cost statement with your 1099 tax form. This average cost statement is based on transaction activity in an account for the period during which you held the account directly with the Fund.

Buying Into a Distribution. Purchasing a Fund’s shares in a taxable account shortly before a distribution by the Fund is sometimes called “buying into a distribution.” You pay income taxes on a distribution whether you reinvest the distribution in shares of the Fund or receive it in cash. In addition, you pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought shares of the Fund.

A Fund may build up capital gains during the period covered by a distribution (over the course of the year, for example) when securities in the Fund’s portfolio are sold at a profit. After subtracting any capital losses, the Fund distributes those gains to you and other shareholders, even if you did not own the shares when the gains occurred (if you did not hold the Fund earlier in the year, for example), and you incur the full tax liability on the distribution.

Non-U.S. Income Taxes. Investment income received by a Fund from sources within non-U.S. countries may be subject to non-U.S. income taxes withheld at the source. If a Fund pays nonrefundable taxes to non-U.S. governments during the year, the taxes will reduce the Fund’s dividends but will still be included in your taxable income. However, if a Fund qualifies for, and makes, a special election, you may be able to claim an offsetting credit or deduction on your tax return for your share of non-U.S. taxes paid by a Fund.

Backup Withholding. You must furnish to the Funds your properly certified social security or other tax identification number to avoid Federal income tax backup withholding on dividends, distributions and redemption proceeds. If you do not do so or the IRS informs the Fund that your tax identification number is incorrect, the Fund may be required to withhold a percentage (currently 28%) of your taxable distributions and redemption proceeds. Because each Fund must promptly pay to the IRS all amounts withheld, it is usually not possible for a Fund to reimburse you for amounts withheld. You may claim the amount withheld as a credit on your federal income tax return.

FINANCIAL HIGHLIGHTS

The Funds have not commenced operations as of the date of this prospectus. As such, no financial performance information for the Funds is available.

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GLOSSARY OF TERMS

The following is a glossary of terms used throughout this prospectus and their definitions. This glossary is set forth solely for reference purposes. The terms summarized or referenced in this glossary are qualified in their entirety by the prospectus itself.

1940 Act	the Investment Company Act of 1940, as amended

Adviser	AQR Capital Management, LLC

Advisory Agreement	the Investment Advisory Agreement dated [—] under which the Adviser serves as investment adviser to The AQR Funds

Alpha	the risk-adjusted level of outperformance of a portfolio over its benchmark

Board of Trustees	the Board of Trustees of The AQR Funds or any duly authorized committee thereof, as permitted by applicable law

Business Day	each day during which the NYSE is open for trading

Code	the Internal Revenue Code of 1986, as amended

Convertible Securities	fixed-income securities that are convertible into common stock

Distributor	[ ]

Emerging Markets Benchmark or MSCI Emerging Markets Index	the MSCI Emerging Markets Total Return Index with Net Dividends Unhedged in U.S. Dollars, which is a free float-adjusted market capitalization index that is designed to measure the performance of equities in emerging markets

Global Equity Benchmark or MSCI World Index	the MSCI World Total Return Index with Net Dividends Unhedged in U.S. Dollars, a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada

International Equity Benchmark or MSCI EAFE Index	the MSCI EAFE Total Return Index with Net Dividends Unhedged in U.S. Dollars, a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada

37

International Small Cap Benchmark or MSCI EAFE Small Cap Index	the MSCI EAFE Small Cap Total Return Index with Net Dividends Unhedged in U.S. Dollars, a free float-adjusted market capitalization index that is designed to measure the performance of smaller capitalization equities in developed markets, excluding the Untied States and Canada

IRS	the Internal Revenue Service

Mutual fund	an investment company registered under the 1940 Act that pools the money of many investors and invests it in a variety of securities in an effort to achieve a specific objective over time

NAV	the net asset value of a particular Fund

NYSE	the New York Stock Exchange

SEC	U.S. Securities and Exchange Commission

Transfer Agent	[ ]

Total return	the percentage change, over a specified time period, in a mutual fund’s NAV, assuming the reinvestment of all distributions of dividends and capital gains

Tracking Error or Tracking Risk	a measure of how closely a portfolio follows the index to which it is benchmarked. It measures the standard deviation of the difference between the portfolio and index returns.

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You may wish to read the Statement of Additional Information for more information about the Funds. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is considered to be part of this prospectus.

You may obtain free copies of the Funds’ Statement of Additional Information, request other information, and discuss your questions about the Funds by writing or calling:

The AQR Funds

[Insert fund contact address and toll-free number]

The requested documents will be sent within three business days of your request.

You may also obtain the Funds’ Statement of Additional Information, along with other information, free of charge, by visiting the Funds’ Web site at [www.            .com].

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Fund documents may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

AQR Funds Trust

[Insert Investment Company Act File No.]

The AQR Funds

Statement of Additional Information

INTERNATIONAL AND GLOBAL EQUITY FUNDS

AQR Global Equity Fund

AQR International Equity Fund

AQR International Small Cap Fund

AQR Emerging Markets Fund

DOMESTIC EQUITY FUNDS

AQR Large Cap Plus Fund

AQR Small Cap Core Fund

AQR Small Cap Growth Fund

ABSOLUTE RETURN FUND

AQR Diversified Arbitrage Fund

[            ], 200[    ]

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

[800-            -            ]

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of AQR Funds dated [            ], 200[    ] (“Prospectus”), which has been filed with the Securities and Exchange Commission (“SEC”) and can be obtained, without charge, by writing or calling AQR Funds by writing to [                    ] or calling the telephone number given above. This Statement of Additional Information is incorporated by reference in its entirety in the Prospectus. Copies of the Prospectus, Statement of Additional Information and the most current annual and semi-annual reports, when available, may be obtained without charge by writing the address or calling the phone number shown above.

STATEMENT OF ADDITIONAL INFORMATION

AQR Funds (“Trust”) is an open-end management investment company organized as a Delaware statutory trust on September 4, 2008, and is currently composed of eight series: AQR Global Equity Fund, AQR International Equity Fund, AQR International Small Cap Fund, AQR Emerging Markets Fund, AQR Large Cap Plus Fund, AQR Small Cap Core Fund, AQR Small Cap Growth Fund and AQR Diversified Arbitrage Fund (each a “Fund” and collectively, “Funds”).

Each of AQR Global Equity Fund, AQR International Equity Fund, and AQR Small Cap Core Fund acquired the assets and liabilities of a corresponding privately offered fund managed by AQR Capital Management, LLC, the Funds’ investment adviser (“Adviser”), in a reorganization completed on the date each Fund commenced operations, December 31, 2008. Each privately offered fund had an investment objective and investment policies that were, in all material respects, the same as those of the corresponding Fund. However, the privately offered funds were not registered as investment companies under the Investment Company Act of 1940, as amended (“1940 Act”), and were not subject to certain investment limitations, diversification requirements, liquidity requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code (“Code”).

The Trust and the Adviser have retained CNH Partners, LLC (“Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to AQR Diversified Arbitrage Fund.

Much of the information contained in this Statement of Additional Information (“SAI”) expands on subjects discussed in the Prospectus. No investment in the shares of any of the Funds should be made without first reading the Prospectus. All terms defined in the Prospectus have the same meaning in the SAI.

SECURITIES, INVESTMENT STRATEGIES AND RELATED RISKS

The following descriptions supplement the descriptions of the investment objectives, strategies and related risks of each Fund as set forth in the Prospectus.

Subject to the investment policies and restrictions as described in the Prospectus and in this SAI, each Fund may invest in any of the following securities or pursue any of the following investment strategies.

Arbitrage Strategies

The AQR Diversified Arbitrage Fund may use a variety of arbitrage strategies in pursuing its investment strategy. The underlying relationships among securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses. The expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated. The expected timing of each transaction is also extremely important since the length of time that the Fund’s capital must be committed to any given transaction will affect the rate of return realized by the Fund, and delays can substantially reduce such returns. Therefore, unanticipated delays in timing could cause the Fund to lose money or not achieve the desired rate of return. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company and, as a result, may involve increased brokerage commission costs which will be borne directly by the Fund and ultimately by its investors. Certain investments of the Fund may, under certain circumstances, be subject to rapid and sizable losses.

One type of arbitrage transaction that the Sub-Adviser anticipates employing involves purchasing the shares of an announced acquisition target at a discount from the expected value of such shares upon completion of the acquisition. The size of the discount, or spread, and whether the potential reward justifies the potential risk are functions of numerous factors affecting the riskiness and timing of the acquisition. Such factors include the status of the negotiations between the two companies (for example, spreads typically narrow as the parties advance from an agreement in principle to a definitive agreement), the complexity of the transaction, the number of regulatory approvals required, the likelihood of government intervention on antitrust or other grounds, the type of consideration to be received and the possibility of competing offers for the target company.

Borrowing and Leverage

Each Fund may borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. This borrowing may be unsecured. The 1940 Act precludes a fund from borrowing if, as a result of such borrowing, the total amount of all money borrowed by a fund exceeds 33  1/3% of the value of its total assets (that is, total assets including borrowings, less liabilities exclusive of borrowings) at the time of such borrowings. This means that the 1940 Act requires a fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time, and could cause the Fund to be unable to meet certain requirements for qualification as a regulated investment company under the Code.

Borrowing has a leveraging effect because it tends to exaggerate the effect on a Fund’s NAV per share of any changes in the market value of its portfolio securities. Money borrowed will be subject to interest costs and other fees, which may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of a fund compared with what it would have been without leverage.

The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund or can be viewed as constituting a form of “senior security” of the fund for purposes of the 1940 Act. These transactions may include selling securities short, buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in when-issued, delayed-delivery, or forward-commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or may be viewed as economically equivalent to borrowing. A borrowing transaction will not be considered to constitute the issuance of a “senior security” by a Fund if the Fund (1) maintains an offsetting financial position, (2) maintains liquid assets in a sufficient value to cover the Fund’s potential obligation under the borrowing transaction not offset or covered as provided in (1) and (3), or (3) otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively, “covers” the transaction). The value of a Fund’s holdings in such instruments are marked-to-market daily to ensure proper coverage. A Fund may have to buy or sell a security at a disadvantageous time or price in order to cover such transaction. In addition, assets being maintained to cover such transactions may not be available to satisfy redemptions or for other purposes or obligations.

Cash Management/Temporary Investments

A Fund can hold uninvested cash or can invest it in cash equivalents such as money market instruments, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

A Fund also may adopt temporary defensive positions by investing up to 100% of its assets in these instruments, even if the investments are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. To the extent a Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

Convertible Securities

A Fund may invest in preferred stocks or fixed-income securities which are convertible into common stock. Convertible securities are securities that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The value of a convertible security is a function of its “investment value” (its value as if it did not have a conversion privilege), and its “conversion value” (the security’s worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege). A Fund may attempt to hedge certain of its investments in convertible debt securities by selling short the issuer’s common stock.

Debt Obligations

A Fund, subject to its investment strategies and policies, may invest in corporate bonds and other evidences of indebtedness (“debt securities”), including debt securities issued by companies involved in publicly announced mergers, takeovers and other corporate reorganizations, including reorganizations undertaken pursuant to Chapter 11 of the U.S. Bankruptcy Code.

Although generally not as risky as the equity securities of the same issuer, debt securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and the issuer’s operating results, balance sheet and credit ratings. The market value of debt securities issued by companies involved in pending corporate mergers and takeovers may be determined in large part by the status of the transaction and its eventual outcome, especially if the debt securities are subject to change-of-control provisions that entitle the holder to be paid par value or some other specified dollar amount upon completion of the merger or takeover. Accordingly, the principal risk associated with investing in these debt securities is the possibility that the transaction may not be completed.

Callable Bonds. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of a Fund’s “callable” issues are subject to increased price fluctuation.

Sovereign Debt Obligations. Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the NAV of the Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Depositary Receipts

A Fund may purchase American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. The issuer of a sponsored receipt typically bears certain expenses of maintaining the depositary receipt facility. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid. Holders of unsponsored receipts generally bear all the costs of the depositary receipt facility. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications. AQR Emerging Markets Fund may treat certain ADRs as emerging market investments for purposes of compliance with its investment strategy and policies.

Equity Securities

Equity securities may include common and preferred stock, convertible securities, private investments in public equities, depositary receipts and warrants. Common stock represents an equity or ownership interest in a company. This interest often gives a Fund the right to vote on measures affecting the company’s organization and operations. Equity securities have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term. Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income for dividend payments.

The market value of all securities, including equity securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.

Exchange-Traded Funds (“ETFs”)

ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also “Securities of Other Investment Companies” below.

Foreign and Emerging Market Investments and Currency Transactions

Foreign Investments. A Fund may invest in securities and other investments (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities and foreign governments or their agencies or instrumentalities, and in securities issued by U.S. corporations denominated in non-U.S. currencies. All such investments are referred to as “foreign instruments.”

Investing in foreign instruments offers potential benefits not available from investing solely in securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer investment potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.

Investments in foreign instruments present additional risks and considerations not typically associated with investments in domestic securities: reduction of income due to foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less trading volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the United States; less regulation of foreign issuers, stock exchanges and brokers than in the United States; greater difficulties in commencing lawsuits and obtaining judgments in foreign courts; higher brokerage commission rates than in the United States; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; requirement of payment for investments prior to settlement possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the United States economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

Emerging Markets Investments. A Fund may invest in emerging markets investments, which have exposure to the risks discussed above relating to foreign instruments more generally, as well as certain additional risks. A high proportion of the shares of many issuers in emerging market countries may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by a Fund in particular securities. In addition, emerging market investments are susceptible to being influenced by large investors trading significant blocks of securities.

Emerging market stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries is comparatively underdeveloped. Stockbrokers and other intermediaries in the emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in many emerging market countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in emerging markets relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. Emerging securities markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Although some governments in emerging markets have instituted economic reform policies, there can be no assurances that such policies will continue or succeed.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Adviser or Sub-Adviser, as appropriate, believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency. Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund’s performance may be adversely affected as the Adviser or Sub-Adviser may be incorrect in its forecasts of market value and currency exchange rates.

Forwards, Futures, Swaps and Options

As described below, a Fund may purchase and sell in the U.S. or abroad futures contracts, put and call options, forward contracts, swaps and options on securities, futures, broadly-based stock indices and currencies. In the future, a Fund may employ instruments and strategies that are not presently contemplated, but which may be subsequently developed, to the extent such investment methods are consistent with such Fund’s investment objectives, and are legally permissible. There can be no assurance that an instrument, if employed, will be successful.

A Fund may buy and sell these investments for a number of purposes, including hedging, investment or speculative purposes. For example, it may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. Some of these strategies, such as selling futures, buying puts and writing covered calls, may be used to hedge a Fund’s portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase a Fund’s exposure to the securities market.

Special Risk Factors Regarding Forwards, Futures, Swaps and Options. Transactions in derivative instruments (e.g., futures, options, forwards, and swaps) involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the amount invested in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. A Fund’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Fund’s assets.

OTC derivative instruments involve an increased risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. Certain purchased OTC options, and assets used as cover for written OTC options, may be considered illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the Adviser’s or Sub-Adviser’s use of derivative instruments will be advantageous to a Fund.

Regulatory Matters Regarding Forwards, Futures, Swaps and Options. The Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Funds and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Transactions in futures and options by any of the Funds are subject to limitations established by futures and option exchanges governing the maximum number of futures and options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the futures or options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of futures or options which a Fund may write or hold may be affected by futures or options written or held by other entities, including other investment companies advised by the Adviser or Sub-Adviser (or an adviser that is an affiliate of the Funds’ Adviser and Sub-Adviser). An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Forward Contracts. A forward contract is an obligation to purchase or sell a specific security, currency or other instrument for an agreed price at a future date that is individually negotiated and privately traded by traders and their customers.

Futures Contracts. U.S. futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

There are several risks in connection with the use of futures by the Funds. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective, but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge.

To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser or Sub-Adviser. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser or Sub-Adviser. It is also possible that, when a Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline.

Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

With respect to futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by designating or segregating on its records cash or liquid assets equal to the contract’s full, notional value. With respect to futures that are contractually required to “cash-settle,” however, a Fund is permitted to designate cash or liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation, if any (i.e., the Fund’s daily net liability) rather than the notional value. By designating assets equal to only its net obligation under cash-settled forwards or futures the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the price of futures and the price of the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser or Sub-Adviser, as applicable, may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover equity.

Successful use of futures to hedge portfolio securities protects against adverse market movements but also reduces potential gain. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

Stock Index Futures. A Fund may invest in stock index futures. A stock index assigns relative values to the common stocks included in the index and fluctuates with the changes in the market value of those stocks.

Stock index futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The contracts obligate the seller to deliver and the purchaser to take cash to settle the futures transaction or to enter into an obligation contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by a Fund on the purchase or sale of a stock index future. At any time prior to the expiration of the future, a Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin (as described below) is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the future for tax purposes. Although stock index futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

Futures Contracts on Securities. The Funds may purchase and sell futures contracts on securities. A futures contract sale creates an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although futures contracts on securities by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking delivery of securities. A Fund may close out a futures contract sale by entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, a Fund may close out of a futures contract purchase by entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss. Accounting for futures contracts will be in accordance with generally accepted accounting principles.

Margin Deposits and Cover Requirements for Futures Contracts. Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the price of the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser or Sub-Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

When entering into a futures contract that must be cash settled, a Fund will cover (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. When entering into a futures contract that does not need to be settled in cash, a Fund will maintain with its custodian (and mark to market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the full notional value of the contract. Alternatively, the Fund may “cover” its position by purchasing an option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

Swap Agreements. A Fund may enter into interest rate, total return, equity and other swap agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreements on a “net” basis. Consequently, a Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of liquid assets in accordance with SEC staff positions on the subject.

Forms of swap agreements also include cap, floor and collar agreements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund’s exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due.

A Fund’s use of swap agreements may not be successful in furthering its investment objective, as the Adviser or Sub-Adviser, as appropriate, may not accurately predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If such instruments are determined to be illiquid, then a Fund will limit its investment in these instruments subject to its limitation on investments in illiquid securities. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Funds by the Code may limit each of the Funds’ ability to use swap agreements. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Equity Swaps. An equity swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component (“asset”) during the period of the swap. The payments based on the reference asset may be adjusted for transaction costs, interest payments, the amount of dividends paid on the referenced asset or other economic factors.

Equity swap contracts may be structured in different ways. For example, when a Fund takes a long position, the counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular stock (or group of stocks), plus the dividends that would have been received on the stock. In these cases, the Fund may agree to pay to the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stock.

Therefore, in this case the return to the Fund on the equity swap should be the gain or loss on the notional amount plus dividends on the stock less the interest paid by the Fund on the notional amount. In other cases, when the Fund takes a short position, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Fund sold a particular stock (or group of stocks) short, less the dividend expense that the Fund would have paid on the stock, as adjusted for interest payments or other economic factors. In these situations, the Fund may be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested in such stock.

Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Inasmuch as these transactions are offset by segregated cash or liquid assets to cover each of the Funds’ current obligations (or are otherwise covered as permitted by applicable law), the Funds and the Adviser and Sub-Adviser believe that these transactions do not constitute senior securities under the Act.

Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid.

Total Return and Interest Rate Swaps. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread.

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met. Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

Interest rate and total return swaps entered into in which payments are not netted may entail greater risk than a swap entered into a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

Writing Call Options. A Fund may write covered calls. When a Fund writes a call on an investment, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the underlying investment) regardless of market price changes during the call period. The call may be exercised at any time during the call period. To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a “closing purchase transaction.” A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call a Fund has written is more or less than the price of the call such Fund subsequently purchased. A profit may also be realized if the call lapses unexercised because the Fund retains the underlying investment and the premium received. If a Fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.

A Fund may also write calls on futures without owning a futures contract on deliverable securities, provided that at the time the call is written, the Fund covers the call with an equivalent dollar value of deliverable securities or liquid assets. Each Fund will cover with additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future. In no circumstances would an exercise notice as to a future put a Fund in a short futures position.

Writing Put Options. A put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The put may be exercised at any time during the option period. The premium a Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, the Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium less transaction costs. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

When writing put options on securities, to secure its obligation to pay for the underlying security, a Fund will cover with liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Fund therefore may have to forego certain opportunities to invest the assets used to cover the obligation. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the exchange or broker-dealer through whom such option was sold, requiring the Fund to exchange currency at the specified rate of exchange (in the context of puts on currencies) or to take delivery of the underlying security against payment of the exercise price. A Fund may have no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by that Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

Purchasing Puts and Calls. A Fund may purchase calls to protect against the possibility that the Fund’s portfolio will not participate in an anticipated rise in the securities market. When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. In purchasing a call, a Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price, transaction costs, and the premium paid, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment. When a Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.

When a Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Fund owns (a “protective put”) enables that Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration and the Fund will lose the premium payment and the right to sell the underlying investment. However, the put may be sold prior to expiration (whether or not at a profit).

Puts and calls on broadly-based stock indices or stock index futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements of individual securities or futures contracts. When a Fund buys a call on a stock index or stock index future, it pays a premium. If a Fund exercises the call during the call period, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the stock index or stock index future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the call and the exercise price of the call times a specified multiple (the “multiplier”) which determines the total dollar value for each point of difference. When a Fund buys a put on a stock index or stock index future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund’s exercise of its put, to deliver cash to the Fund to settle the put if the closing level of the stock index or stock index future upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

When a Fund purchases a put on a stock index, or on a stock index future not owned by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities the Fund holds. The Fund can either resell the put or, in the case of a put on a stock index future, buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and as a result the put is not exercised, the put will become worthless on the expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

Options on Futures Contracts. Investments in options on futures contracts involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Privately Negotiated Options. A Fund may also invest in privately negotiated option contracts (each a “Private Option”). Generally, an option buyer negotiates with a bank or investment bank to buy a Private Option with contract terms that are more flexible than standardized exchange traded options. Under a Private Option contract, the buyer generally controls the length of the contract, the notional amount, and the asset or basket of securities comprising the reference portfolio that determines the value of the Private Option.

Private Options will generally have a term ranging from 12 to 60 months. A Fund may buy Private Options that will be based on an asset or a basket of securities (the “Basket”) selected by the Adviser or Sub-Adviser in accord with a Fund’s investment objective and approved by the counterparty (the “Counterparty”). The Basket may be comprised of securities that include common and preferred stock, government and private issuer debt (including convertible and non-convertible debt), options and futures contracts, limited partnership interests (including so-called “hedge funds”) and shares of registered investment companies. During the term of a Private Option, the Adviser or Sub-Adviser expects to have a limited right to modify the notional amount of the Private Option and the assets that comprise the Basket.

As with more traditional options, a Private Option will allow for the use of economic leverage without incurring risk beyond the amount of premium and related fees (the “Premium”) paid for the Private Option. The Private Option will be structured so that it allows a Fund to benefit from an increase in the value of the Basket without owning the assets that comprise the Basket. Upon a decline in the value of the Basket, a Fund may lose all or a portion of the premium paid for the Private Option. A Fund’s gain or loss may be magnified by writing the Private Option with reference to a much larger notional amount of the Basket than the Premium being paid by the Fund.

Upon the termination or expiration of a Private Option, a Fund will be entitled to receive from the Counterparty a cash payment (the “Settlement Price”), which is based on the change in value of the Basket serving as a benchmark for that Private Option. In no event will a Fund have the right to acquire the assets that comprise the Basket. The Settlement Price may reflect deductions for fees and an interest-equivalent amount payable to the Counterparty for establishing the Private Option. The Settlement Price will typically be payable to a Fund within a specified number of business days after termination or expiration of the Private Option. Any Private Option that does not require payment of the Settlement Price within seven calendar days after termination or expiration or that cannot be terminated by a Fund at any time will be treated as an illiquid asset.

The Counterparty will generally have the right to terminate a Private Option at any time prior to maturity. If the Basket does not sufficiently increase in value prior to termination or expiration, a Fund may still suffer losses even though the Basket increased in value because of fees and interest-equivalent amounts payable to the Counterparty or because the increase in value of the Basket has been insufficient to trigger a position settlement value.

The Counterparty to each Private Option will be a bank, financial institution, or an entity that is affiliated with either a bank or a financial institution with significant experience in the field of alternative investments. Each Counterparty will be one determined by the Adviser or Sub-Adviser to be creditworthy and approved by the Funds’ Board, including a majority of the Independent Directors. Neither the Adviser, the Sub-Adviser, nor the Funds will have any control over any hedging or similar techniques used by the Counterparty to attempt to ensure the Counterparty’s ability to perform under each Private Option. Likewise, neither the Adviser, the Sub-Adviser, nor the Funds will have any claim on securities or other property, if any, which may be purchased by the Counterparty in connection with the Private Option. Should the Counterparty be unable to perform its obligations under a Private Option, then the Company could lose all or a portion of the Premium and the gain, if any, relating to such Private Option.

Additional Information Regarding Options. The Funds’ Custodian or a securities depository acting for the Custodian, will act as the Funds’ escrow agent, through the facilities of Options Clearing Corporation (“OCC”), as to the investments on which the Funds have written options traded on exchanges or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Funds’ entering into a closing transaction. An option position may be closed out only on a market, which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

When a Fund writes an over-the-counter (“OTC”) option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which such Fund would have the absolute right to purchase that OTC option.

A Fund’s option activities may affect its turnover rate and brokerage commissions. The exercise by a Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within a Fund’s control, holding a put might cause a Fund to sell the related investments for reasons which would not exist in the absence of the put. Each Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading options could result in a Fund’s net asset value being more sensitive to changes in the value of the underlying investments.

Hybrid Instruments. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid instrument could be tied (positively or negatively) to the price of some currency or securities index or another interest rate (each a “benchmark”). The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

Hybrids can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

Combined Transactions. A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, and any combination of futures, options, currency and interest rate transactions (“component transactions”), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Adviser or Sub-Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser or Sub-Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Illiquid Securities

As a non-fundamental investment policy, a Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities. If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with SEC and SEC staff guidance.

Over-the-counter options, repurchase agreements not entitling the holder to payment of principal in seven days, and certain “restricted securities” may be illiquid. A security is restricted if it is subject to contractual or legal restrictions on resale to the general public. A liquid institutional market has developed, however, for certain restricted securities such as repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Thus, restrictions on resale do not necessarily indicate a lack of liquidity for the security. For example, if a restricted security may be sold to certain institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), or another exemption from registration under such Act, the Adviser or Sub-Adviser may determine that the security is liquid under guidelines adopted by the Board of Trustees. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. With other restricted securities, however, there can be no assurance that a liquid market will exist for the security at any particular time. A Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. The Fund treats such holdings as illiquid.

To enable the Funds to sell restricted securities not registered under the 1933 Act, the Funds may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by a Fund with the issuer at the time such securities are purchased by such Fund, if such registration is required before such securities may be sold publicly. Securities having contractual restrictions on their resale might limit a Fund’s ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.

Loans of Portfolio Securities

To attempt to increase its income or total return, a Fund may lend its portfolio securities to certain types of eligible borrowers. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities. Collateral will be received and maintained by the Fund’s custodian concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. Initial collateral will have a market value at least equal to 105% of the then-current market value of loaned equity securities not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange, or 102% of the then-current market value of any other loaned securities. For all loaned foreign equity securities, the borrower must increase the collateral on a daily basis if the then-current market value of the collateral becomes insufficient to meet the minimum required collateral level for the type of loaned security as specified above. For all other loaned securities, the borrower must increase the collateral only when the market value of the collateral is less than 100% of the then-current market value of the loaned securities. The borrower pays to the lending Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral and/or receives a fee from the borrower; however, the lending Fund will generally pay certain administrative and custodial fees in connection with each loan.

The Fund has a right to call a loan at any time and require the borrower to redeliver the borrowed securities to the Fund within the settlement time specified in the loan agreement or be subject to a “buy in”. The Fund will generally not have the right to vote securities while they are being loaned, but it is expected that the Adviser or Sub-Adviser, as applicable, will call a loan in anticipation of any important vote.

The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

Securities lending will be conducted by a securities lending agent approved by the Trust’s Board of Trustees. The securities lending agent maintains a list of broker-dealers, banks or other institutions that it has determined to be creditworthy. The Fund will only enter into loan arrangements with borrowers on the approved list.

Repurchase Agreements

A Fund may acquire securities subject to repurchase agreements. In a repurchase transaction, a Fund acquires a security from, and simultaneously agrees to resell it to, an approved vendor. An “approved vendor” is a U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer that has been designated a primary dealer in government securities that meets the Trust’s credit requirements. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. If the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security. There is no limit on the amount of a Fund’s net assets that may be subject to repurchase agreements of seven days or less. Repurchase agreements with a maturity beyond seven days are subject to a Fund’s limitations on investments in illiquid securities.

Rights and Warrants

Warrants essentially are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund’s entire investment therein).

Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

Securities of Other Investment Companies

A Fund may invest in shares of other investment companies, including ETFs and closed-end investment companies, to the extent permitted by the 1940 Act. To the extent a Fund invests in shares of an investment company, it will bear its pro rata share of the other investment company’s expenses, such as investment advisory and distribution fees and operating expenses.

Short Sales

A Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain securities equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. There will also be other costs associated with short sales.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security.

Until the Fund replaces a borrowed security in connection with a short sale, the Fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on the Fund’s records will be marked to market daily and at no time will the sum of the amount so designated and the amount deposited with the broker as collateral be less than the market value of the securities at the time they were sold short. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available stocks or for some other reason. It is possible that the market value of the securities a Fund holds in long positions will decline at the same time that the market value of the securities a Fund has sold short increases, thereby increasing a Fund potential volatility. Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

In addition to the short sales discussed above, the Fund may make short sales “against the box,” a transaction in which the Fund enters into a short sale of a security that the Fund owns or has the right to obtain at no additional cost. The Fund does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund effects a short sale of securities against the box at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied.

Structured Notes

Structured Notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. A structured note may be positively, negatively or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

When-Issued Securities

A Fund may take advantage of offerings of eligible portfolio securities on a “when-issued” basis where delivery of and payment for such securities takes place sometime after the transaction date on terms established on such date. A Fund will only make when-issued commitments on eligible securities with the intention of actually acquiring the securities. During the period between the purchase and settlement, the underlying securities are subject to market fluctuations and no interest accrues prior to delivery of the securities. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

U.S. Government Securities

U.S. Treasury obligations are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies or instrumentalities (including certain types of mortgage-backed securities) may or may not be guaranteed or supported by the “full faith and credit” of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others are supported only by the credit of the instrumentality. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency of instrumentality does not meet its commitment.

FUNDAMENTAL POLICIES

The Funds’ policies set forth below are fundamental policies of each Fund; i.e., they may not be changed with respect to a Fund without shareholder approval. Shareholder approval means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Fund, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Except for those investment policies of a Fund specifically identified as fundamental in the Prospectus and this SAI, the Funds’ investment objectives as described in the Prospectus, and all other investment policies and practices described in the Prospectus and this SAI may be changed by the Trust’s Board of Trustees without the approval of shareholders.

Unless otherwise indicated, all of the percentage limitations below, and in the investment restrictions recited in the Prospectus, apply to each Fund on an individual basis, and apply only at the time a transaction is entered into.

EACH FUND

1.	Shall be a “diversified company” as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

2.	May borrow money to the extent permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

3.	May not concentrate its investments in a particular industry or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to a Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in Clause (ii)).

For the purposes of this policy, each Fund may use the industry classifications provided by Bloomberg, L.P., the Morgan Stanley Capital International/Standard & Poor’s Global Industry Classification Standard (“GICS”) or any other reasonable industry classification system. Wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

4.	May not purchase or sell real estate or any interest therein, other than as may be acquired as a result of ownership of securities or other instruments and provided that the Fund shall not be prevented from investing in securities backed by real estate or securities of companies engaged in the real estate business.

5.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

6.	May make loans to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

7.	May act as an underwriter of securities within the meaning of the 1933 Act, to the extent permitted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

8.	May issue senior securities, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund’s holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

NON-FUNDAMENTAL INVESTMENT POLICIES RELATED TO FUND NAMES

Certain Funds have names that suggest that the Fund will focus on a type of investment, within the meaning of Rule 35d-1 under the 1940 Act. The Trust has adopted a non-fundamental policy for each Fund with such a name to invest under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in investments of the type suggested by the Fund’s name, in each case as set forth in the Fund’s prospectus.

With respect to each of these Funds, the Trust has adopted a policy to provide the Fund’s shareholders with at least 60 days prior notice of any change in the policy of a Fund to invest at least 80% of its assets in the manner described above.

MANAGEMENT OF THE FUNDS

The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the Trust’s agreements with its investment advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser, the Sub-Adviser (in the case of AQR Diversified Arbitrage Fund) and the Funds’ administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees.

Listed in the chart below is basic information regarding the Trustees and officers of the Trust.

Name, Address and Age	Current Position with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Disinterested Trustees*

Interested Trustee*
John M. Liew, Ph.D.	[ ]	[ ]	[ ]	[ ]

Officers of the Trust

*	A Distinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
*	An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

Committees of the Board of Trustees

The Board of Trustees currently has three standing committees: (1) an Audit Committee, (2) a Governance Committee, and (3) a Nominating Committee. Currently, each independent trustee serves on each of these three committees. John M. Liew, Ph.D., as an Interested Trustee, is not a member of any committee. Each committee has adopted a written charter setting forth its duties and responsibilities. None of these committees met during the 12-months ended December 31, 2008.

Audit Committee. [                    ] serves as the Chairman of the Audit Committee. The Audit Committee is required to meet at least twice a year and

•	oversees the accounting, auditing and financial reporting processes of each of the Funds;

•	hires (and fires, if needed) the Funds’ independent registered public accounting firm;

•	pre-approves all audit, audit-related and non-audit services to be provided by the independent registered public accounting firm to the Funds and certain Fund affiliates;

•

reviews with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the Funds;

•

receives and considers a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection;

•	considers all critical accounting policies and practices to be used by each of the Funds and any proposed alternative treatments thereof; and

•	investigates any improprieties or suspected improprieties in the operations of each of the Funds.

Governance Committee. [                    ] serves as the Chairman of the Governance Committee. The Governance Committee normally meets at least two times a year and

•	reviews and assesses the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and makes recommendations as to any appropriate changes;

•	reviews and makes recommendations to the Board regarding Trustee compensation and expense reimbursement policies;

•	undertakes periodically to coordinate and facilitate evaluations of the Board and recommends improvements, as appropriate; and

•	meets with the Funds’ management to review reports and other information concerning the status of the Funds’ operations, procedures and processes.

Nominating Committee. [                    ] serves as the Chairman of the Nominating Committee. If there is a vacancy on the Board, the Nominating Committee will:

•	identify and evaluate potential candidates to fill the vacancy;

•	select from among the potential candidates a nominee to be presented to the full Board for its consideration; and

•	recommend to the Board a nominee to fill any vacancy.

When seeking suggestions for nominees to serve as independent trustees, the Nominating Committee may consider suggestions from anyone it deems appropriate. When seeking to fill a position on the Board previously held by an Interested Trustee, the Nominating Committee will consider the views and recommendations of the Adviser. The Nominating Committee will not normally consider Trustee nominations submitted by shareholders.

Fund Ownership of the Trustees

None of the Funds had commenced operations prior to the date of this SAI. As a result, the Trustees of the Funds did not own any securities of the Funds.

Compensation of Trustees and Certain Officers

Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust. The annual retainer paid to Disinterested Trustees is $[            ] and the Trustees also will receive [                    ]. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings (these other expenses are subject to Board review to ensure that they are not excessive). The Trust does not pay any pension or retirement benefits.

Prior to the Trust’s commencement of operations, no Trustee was compensated for his or her service as a Trustee. The table below shows the estimated compensation that is contemplated to be paid to Trustees for the Fund’s fiscal year ended [                    ], assuming a full fiscal year of operations for the fiscal year ended [                    ]:

COMPENSATION TABLE

Name of Person, Position	Aggregate Compensation from Registrant

Personal Trading

The Trust, Adviser and Sub-Adviser have each adopted a code of ethics, which puts restrictions on the timing of personal trading in relation to trades by the Funds and other advisory clients of the Adviser, Sub-Adviser and their affiliates. The codes of ethics, which were adopted in accordance with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), as appropriate, describe the fiduciary duties owed to shareholders of the Funds and to other advisory accounts by all Trustees, officers, members and employees of the Trust, and by the Adviser and Sub-Adviser; establish procedures for personal investing; and restrict certain transactions.

The Funds’ distributor, [                    ] (the “Distributor”) has also adopted a code of ethics governing the personal trading activities of its directors, officers and employees, which contains comparable restrictions.

Proxy Voting Policies and Procedures

The Adviser and Sub-Adviser have adopted written proxy voting policies and procedures (“Proxy Policies”) as required by Rule 206(4)-6 under the Investment Advisers Act, consistent with their fiduciary obligations. The Trust has delegated proxy voting responsibilities with respect to each Fund to the Adviser, subject to the general oversight of the Board. The Proxy Policies have been approved by the Trust as the policies and procedures that the Adviser and Sub-Adviser will use when voting proxies on behalf of the Funds. Copies are attached as Appendix A to this SAI.

Information about how each Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 will be available no later than August 31, of each year: (i) on the Funds’ web site at [www.aqrfunds.com]; (ii) without charge, upon request, by calling [                    ] or (iii) on the SEC’s web site at http://www.sec.gov.

Portfolio Holdings Disclosure

Within 30 days following the end of each calendar month, each Fund will make available a complete uncertified schedule of its portfolio holdings as of the end of the month. Each Fund will make its portfolio holdings information available to the general public on the Funds’ web site at [                    ].

Portfolio holdings of each Fund will also be disclosed on a quarterly basis no later than sixty (60) days following the end of the preceding quarter on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the first and third fiscal quarters will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six month period will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Forms N-CSR and Forms N-Q will be available on the SEC web site at http://www.sec.gov.

Non-public information regarding a Fund, including portfolio holdings information, may be disclosed more frequently or in advance of the website posting or its filing with the SEC on the EDGAR filing system to agents, service providers, analysts, rating agencies, pricing services, proxy voting services or others under the condition that the provision of such information is subject to a contractual duty of confidentiality, whether in the form of a stand alone confidentiality agreement or in the form of a provision in a broader contract. In addition, in connection with the purchase and sale of portfolio securities and in the course of seeking best execution, the Adviser and Sub-Adviser provide information regarding individual portfolio holdings to broker-dealers who may be selected to execute trades for the Funds. The Securities Exchange Act of 1934, as amended, and the rules of the Financial Industry Regulatory Authority (“FINRA”) provide limitations on a broker-dealer’s ability to trade for its own accounts or the accounts of others on the basis of such information. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

Other than as noted above, non-public information regarding a Fund, including portfolio holdings information, may not be released to any party prior to its being posted on the Funds’ website or filed with the SEC through the EDGAR filing system without the specific prior written consent of an executive officer of the Trust, which consent must identify the party to receive such information, the frequency of such disclosures and the business purpose therefore. The Trust’s Chief Compliance Officer and the executive officers of the Trust monitor the release of non-public information regarding the Trust.

In order to assess whether there are any conflicts between the interests of the Funds’ shareholders and the interests of the Adviser, the Sub-Adviser or their affiliates, the Trustees will review at each regular meeting of the Board of Trustees the information related to any such written approvals that have been approved by the Adviser or Sub-Adviser since the last regular meeting of the Board of Trustees. The Trustees reserve the right to amend the Trust’s policies and procedures regarding the disclosure of portfolio holdings at any time and from time to time without prior notice and in their sole discretion. The Board of Trustees also considers the reports and recommendations of the Trust’s Chief Compliance Officer regarding any material compliance matters that may arise with respect to the disclosure of portfolio holdings information and periodically, as required under the circumstances, considers whether to approve or ratify any amendment to the Trust’s policies and procedures regarding the dissemination of portfolio holdings information.

CONTROL PERSONS

[                                         ]

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Adviser, AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830, serves as the investment adviser to each of the Funds pursuant to an Investment Advisory Agreement entered into by the Trust, on behalf of each of the Funds, dated [            ], 2008 (the “Advisory Agreement”). Subject to the general supervision of the Board of Trustees, under the terms of the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each of the Funds’ investments in accordance with the stated policies of the Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution. The Adviser provides persons satisfactory to the Trustees to serve as officers of the Funds. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers, or employees of the Adviser.

Under the Advisory Agreement, the Funds pay the Adviser a management fee on a monthly basis in an amount equal to the following amounts annually of the average daily net assets of each of the Funds:

Fund:	Management Fee:
AQR Global Equity Fund	[	]%
AQR International Equity Fund	[	]%
AQR International Small Cap Fund	[	]%
AQR Emerging Markets Fund	[	]%
AQR Large Cap Plus Fund	[	]%
AQR Small Cap Core Fund	[	]%
AQR Small Cap Growth Fund	[	]%
AQR Diversified Arbitrage Fund	[	]%

In addition to the payments to the Adviser under the Advisory Agreement described above, each Fund pays certain other costs of its operations including (a) custody, transfer agency and dividend disbursing expenses, (b) certain amounts paid to intermediaries in recognition of the transfer agency costs avoided by the Funds as a result of the customer recordkeeping activities of the intermediaries, (c) distribution related fees for the Class N shares, (d) fees of Trustees who are not affiliated with the Adviser, (e) legal and auditing expenses, (f) litigation expenses, (g) clerical, accounting and other office costs, (h) costs of printing the Funds’ prospectuses and shareholder reports for current shareholders, (i) costs of maintaining the Trust’s existence, (j) interest charges, taxes, brokerage fees and commissions, (k) costs of stationery and supplies, (l) expenses and fees related to registration and filing with the SEC and with state regulatory authorities, and (m) upon the approval of the Board of Trustees, costs of personnel of the Adviser or its affiliates rendering clerical, accounting and other office services.

The Adviser may, from time to time, make payments to financial intermediaries for certain distribution, sub-administration, sub-transfer agency or other shareholder services provided to Class N shareholders of the Funds whose shares are held of record in certain omnibus accounts and other group accounts (e.g., a fund “supermarket” account). The Adviser makes any such payments out of the Adviser’s own resources without additional cost to the Funds or their shareholders.

Investment Sub-Adviser

The Trust and Adviser have retained the Sub-Adviser, CNH Partners, LLC, Two Greenwich Plaza, 1st Floor, Greenwich, CT 06830, to serve as the investment sub-adviser to the Diversified Arbitrage Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). Subject to the general supervision of the Board of Trustees and Adviser, under the terms of the Sub-Advisory Agreement, the Sub-Adviser furnishes a continuous investment program for the Fund’s portfolio, makes day-to-day investment decisions for the Fund, and manages the Fund’s investments in accordance with the stated policies of the Fund. The Sub-Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution. The Adviser compensates the Sub-Adviser out of the management fee the Adviser receives for managing AQR Diversified Arbitrage Fund a fee payable monthly equal to [_]% annually of the average daily net assets for the AQR Diversified Arbitrage Fund.

Portfolio Manager Compensation

Each of the portfolio managers is a Principal of the Adviser or Sub-Adviser, as applicable. Their compensation is in the form of distributions based on the revenues generated by the Adviser or Sub-Adviser, as the case may be. Distributions to each portfolio manager are based on cumulative research, leadership and other contributions to the Adviser or Sub-Adviser. Revenue distributions are also a function of assets under management and performance of the Funds. There is no direct linkage between performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues.

Portfolio Manager Holdings

The Funds had not commenced operations prior to the date of this SAI. As a result, the portfolio managers for the Funds did not own any securities of the Funds.

Other Accounts Managed

Several of the portfolio managers are also responsible for managing other accounts in addition to the respective Fund or Funds which they manage, including other accounts of the Adviser, the Sub-Adviser, or their affiliates, such as separately managed accounts for foundations, endowments, pension plans, and high net-worth families. Other accounts may also include accounts managed by the portfolio managers in a personal or other capacity, and may include registered investment companies and unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”). Management of other accounts in addition to the Funds can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with similar investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the Adviser or Sub-Adviser, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, the Adviser, Sub-Adviser or portfolio manager may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts or that may not be allocated the full amount of the securities sought to be traded. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Adviser or Sub-Adviser, as applicable, that the overall benefits outweigh any disadvantages that may arise from this practice.

The Adviser, Sub-Adviser and the Funds’ portfolio managers may also face a conflict of interest where some accounts pay higher fees to the Adviser than others, such as by means of performance fees.

The Adviser and Sub-Adviser have implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) to seek to address potential conflicts that may arise in connection with the management of the Funds, separately managed accounts and other accounts.

The following table indicates the number of accounts and assets under management (in millions) for each type of account managed as of [            ], 2008.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

Administrator, Fund Accountant and Sub-Administrator

On behalf of the Funds, the Trust has entered into an Administration Agreement dated [            ], 2008 (the “Administration Agreement”) with [                    ] (“Administrator”). Under the Administration Agreement, the Administrator’s services include, but are not limited to, the following: calculating daily net asset values for the Funds; maintaining all general ledger accounts and related subledgers; determining and monitoring income and expense accruals; assisting in preparing and filing all Federal income and excise tax filings; assisting in the acquisition of the Trust’s fidelity bond, monitoring the amount of the bond and making necessary filings with the SEC related thereto; preparing securities notice and renewal filings pursuant to state securities laws; compiling data for and preparing notices to the SEC related to registration fee payments; preparing financial statements for the annual and semi-annual reports; monitoring each Fund’s status as a regulated investment company under Subchapter M of the Code; monitoring compliance with the Funds’ investment policies and restrictions; and generally assisting the Trust’s administrative operations.

Under the Administration Agreement, the Administrator is entitled to receive an annual asset-based fee, computed daily and payable monthly based on monthly net assets, for administration and fund accounting services of [                    ].

The Administration Agreement continues in effect until [            ] and shall continue in effect for successive one-year periods ending each [            ]. Either party may terminate the Administration and Fund Accounting Agreement at any time as a whole or with respect to a Fund by giving the other party written notice not less than              (    ) days prior to the date the termination is to be effective.

The Administrator has entered into a Sub-Administration Agreement with [                        ] (“Sub-Administrator”) pursuant to which it delegates certain of its obligations under the Administration Agreement to the Sub-Administrator for performance.

Distributor

The Trust has entered into a Distribution Agreement dated [            ], 2008, on behalf of each Fund, with the Distributor, [            ], pursuant to which the Distributor acts as distributor for each Fund and acts as agent for the each Fund in selling its shares to the public. The Distributor offers shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor is not obligated to sell any certain number of shares of the Funds. The Distributor also reviews advertisements and acts as liaison for broker-dealer relationships. Investors purchasing or redeeming shares of a Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

The Distribution Agreement continues in effect until [            ] and shall continue in effect for successive one-year periods ending each [            ], provided such continuance is specifically approved at least annually by (i) the Board of Trustees or (ii) the vote of a majority of outstanding shares of the Fund, and provided that in either event the continuance is also approved by a majority of the Trust’s Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Distribution Agreement.

Distribution Plan

The Board has adopted with respect to each of the Funds a plan of distribution pursuant to Rule 12b-1 under the 1940 Act for Class N shares of the Fund (the “12b-1 Plan”). Under the 12b-1 Plan, the Class N shares of each Fund pay a distribution fee of [        ] to the Distributor as compensation for distribution activities related to Class N shares of each Fund. Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of an investment and may cost a shareholder more than paying other types of sales charges. The 12b-1 Plan provides that the distribution fees are payable to the Distributor regardless of the amounts actually expended by the Distributor.

Authorized distribution expenses include the Distributor’s interest expense and profit. The Distributor anticipates that its actual expenditures will substantially exceed the distribution fee received by it during the early years of the operation of the 12b-1 Plan. In later years, its expenditures may be less than the distribution fee, thus enabling the Distributor to realize a profit in those years.

If the 12b-1 Plan is terminated with respect to a Fund, the Fund will owe no payments to the Distributor other than fees accrued but unpaid on the termination date. The 12b-1 Plan may be terminated only by specific action of the Trustees or shareholders.

The 12b-1 Plan shall continue in effect from year to year with respect to each Fund, provided such continuance is approved at least annually by the Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Independent Trustees. The 12b-1 Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Class N shares of a Fund, and all material amendments of a 12b-1 Plan must also be approved by the Trustees in the manner described above. The 12b-1 Plan may be terminated with respect to a Fund at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the affected Fund (as defined in the 1940 Act) on not more than 60 days’ written notice to any other party to the 12b-1 Plan. So long as the 12b-1 Plan is in effect, the selection and nomination of Trustees who are not such interested persons has been committed to those Trustees who are not such interested persons.

Pursuant to the 12b-1 Plan, the Distributor shall provide the Trust for review by the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended under the 12b-1 Plan and the purpose for which such expenditures were made. In the Trustees’ quarterly review of the 12b-1 Plan, they will consider its continued appropriateness and the level of compensation provided therein. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the 12b-1 Plan will benefit the respective Funds and their shareholders.

Custodian

The Custodian, [            ], is each Fund’s custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund. Under a custody agreement with the Trust, on behalf of the Funds, the Custodian holds each Fund’s securities and maintains all necessary accounts and records.

Transfer Agent and Dividend Disbursing Agent

[            ], has been retained to serve as the Funds’ transfer agent and dividend disbursing agent.

Shareholder Servicing Arrangements

The AQR Funds’ Board of Trustees has adopted a Shareholder Services Plan for each Class of Shares of each Fund. Under the Shareholder Services Plan, the Funds pay the Adviser a fee for providing or arranging for the provision of certain services to shareholders of each Fund of up to [        ]% annually of the Fund’s average daily net assets for Class N shares.

DETERMINATION OF NET ASSET VALUE

Each Fund’s net asset value (“NAV”) is computed as of the scheduled close of trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day during which the NYSE is open for trading. If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV per share of each Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time such computation is made.

The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price.

The Funds normally value equity securities primarily traded on North American, Central American, South American and Caribbean markets using market values as described above. However, the Funds have implemented fair value pricing on a daily basis for all equity securities that are not primarily traded on North American, Central American, South American and Caribbean markets because trading in these securities typically is completed at times that vary significantly from the closing of the NYSE. This fair value pricing process for foreign equity securities uses the quotations of an independent pricing service to value each such security unless (i) the pricing service does not provide prices for the security, in which event the Fund may use market value or fair value in accordance with the Trust’s Valuation Procedures or (ii) the Trust’s Valuation Committee determines that (a) a quote provided by the service does not accurately reflect the value of the security and (b) the use of another fair valuation methodology is appropriate.

Securities for which market quotations or independent pricing service quotations are not readily available or which are not readily marketable and all other assets of the Funds are valued at fair value using Valuation Procedures for the Funds, which have been approved by the Board of Trustees. The procedures require that the Valuation Committee, as designated from time to time, meet on an as-needed basis to value any securities or other assets for which prices or valuations are not readily determinable by the Funds’ pricing agent. The Valuation Committee considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. At each regular meeting of the Board of Trustees held during a quarter following a meeting of the Valuation Committee, the Valuation Committee presents a written report for the Board’s review and approval that discusses the procedures and practices employed in connection with any action taken by the Committee during the prior period. In addition, the Valuation Committee annually reviews all the valuation methodologies used by it and takes any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. A written report of this review is presented annually to the Board of Trustees for its review.

ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTION OF SHARES

Cut-Off Time for Purchase and Redemption Orders

Orders to purchase or redeem shares received by the Transfer Agent, or by a financial intermediary authorized to receive such orders, by the cut-off time indicated in the Funds’ Prospectus will be processed at the NAV next calculated after the order is received by the Transfer Agent or the financial intermediary that is an authorized agent of the Funds. Under a variety of different types of servicing agreements, financial intermediaries that are authorized to receive purchase and redemption orders from investors are permitted to transmit those orders that are received by the financial intermediary before the cut-off time in the Prospectus to the Transfer Agent by the cut-off times stated in those agreements, which are generally later than the cut-off time stated in the Prospectus. Financial intermediaries are prohibited by law from transmitting orders received after the cut-off time stated in the Prospectus to the Transfer Agent for processing at that day’s NAV. Any order otherwise received after the cut-off time stated in the Prospectus will be specifically identified for processing on the next day on which a NAV is computed.

Purchases In-Kind

The Trust may permit purchases of any of the Fund’s shares by means of in-kind contributions of portfolio securities under limited circumstances in accordance with procedures approved by the Trust’s Board of Trustees. In-kind purchases of Fund shares may only be permitted if the Adviser or Sub-Adviser, as appropriate, determines that acceptance of the in-kind securities will not adversely affect the purchasing Fund, does not favor a shareholder of the purchasing Fund to the detriment of another shareholder of the purchasing Fund, and conforms with the purchasing Fund’s fundamental investment objectives, policies and restrictions. In-kind securities will be valued in the same manner as they would be valued for purposes of computing a Fund’s NAV. The Fund will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares.

Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

Redemptions In-Kind

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of the Board of Trustees and taken at their value used in determining a Fund’s net asset value per share as described under “Determination of Net Asset Value”), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of a Fund. Moreover, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Funds are obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of their net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Funds may redeem shares held by affiliates in kind as long as neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in kind selects, or influences the selection of the distributed securities and as long as the redemption in kind is approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, in a manner consistent with SEC rules, regulations and interpretive positions.

Involuntary Redemptions.

Each Fund reserves the right to involuntarily redeem any shareholder’s account, subject to applicable law, if:

•	the Fund or a class of its shares are to be terminated;

•

the value of the account falls below any investment minimum for the account set by the Trust, provided that (1) the Trust provides a written notice of redemption to the shareholder at least 15 days before the redemption date, and (2) any policies adopted by the Board with respect to the redemption of small accounts have been disclosed to shareholders at least 60 days prior to the mailing of the written notice of redemption;

•	the shareholder fails to pay when due the full purchase price of shares issued to him;

•

it appears appropriate to do so in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers, other tax-related certifications, or if the Fund is unable to verify the account holder’s identity;

•

the Fund otherwise determines it appropriate to do so in light of the Fund’s responsibilities under the Investment Company Act or other applicable law or necessary to prevent harm to the Trust or its shareholders.

If a shareholder’s account is involuntarily redeemed, a check for the redemption proceeds payable to the shareholder will be mailed to the shareholder at the shareholder’s address of record.

Other Purchase and Redemption Information.

Each Fund reserves the right to reject any purchase order for its shares in its sole discretion.

Each of the Funds reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, each of the Funds may also suspend or postpone the recording of the transfer of its shares.

In addition, each of the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications or other necessary documentation as the Fund may request.

Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the Funds’ shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the charges described in the prospectus and this SAI. An investor’s broker will provide them with specific information about any processing or service fees they will be charged.

PORTFOLIO TURNOVER

The frequency of portfolio transactions is generally expressed in terms of a portfolio turnover rate. For example, an annual turnover rate of 100% would occur if all of the securities in a Fund were replaced once a year.

The Adviser or Sub-Adviser for a Fund may engage in active short-term trading to rebalance the Fund’s portfolio or for other reasons. It is anticipated that the portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable a Fund to receive favorable tax treatment. The Funds are not restricted by policy with regard to their portfolio turnover rates. Higher portfolio turnover rates, such as rates in excess of 100%, and short-term trading involve correspondingly greater commission expenses and transaction costs.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser and Sub-Adviser, as applicable, are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Brokerage commissions on U.S. securities exchanges are subject to negotiation between the Adviser or Sub-Adviser, as appropriate, and the broker.

In the over-the-counter market, securities are sometimes traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Trades of NASD listed securities may be made on an agency basis and a commission is added to such trades. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

When decisions are made to purchase or sell the same securities simultaneously for a number of client accounts, the Adviser or Sub-Adviser may aggregate into a single trade order (a “bunched” trade) several individual contemporaneous client trade orders for a single security if the Adviser or Sub-Adviser deems this to be appropriate and in the best interests of the client accounts involved. Bunched trades may be used to facilitate best execution, including negotiating more favorable prices, obtaining more timely or equitable execution, or reducing overall commission charges. Accounts that are eligible to purchase shares in initial public offerings may participate in aggregated orders for such shares. The Adviser or Sub-Adviser, as appropriate, seeks to aggregate trade orders in a manner that is consistent with its duty to: (1) seek best execution of client orders, (2) treat all clients fairly, and (3) not systematically advantage or disadvantage any single client.

When an aggregated order is filled in its entirety, each participating client account will participate at the average share price for the aggregated order, and transaction costs shall be shared pro rata based on each client’s participation in the aggregated order. If an order cannot be completely filled and the investment opportunity is determined to be equally suitable and appropriate for more than one account, allocations will generally be made pro rata, subject to rounding to achieve round lots, based upon the initial amount requested for an account participating in the aggregated order. Each account participating in a particular aggregated or “bunched trade” will receive the share price with respect to that aggregated order or, as appropriate, the average share price for all executed “bunched” trades on that trading day. The Adviser or Sub-Adviser may allocate on a basis other than pro rata, if, under the circumstances, such other method of allocation is reasonable, does not result in any improper or undisclosed advantage or disadvantage to other accounts, and results in fair access over time to trading opportunities for all eligible managed accounts. For example, the Adviser or Sub-Adviser may identify investment opportunities that are appropriate for certain accounts and not others, based on such factors as investment objectives, style, risk/return parameters, regulatory and client restrictions, tax status, account size, sensitivity to turnover, available cash and cash flows. Consequently, the Adviser or Sub-Adviser may decide it is more appropriate to place a given security in one account rather than another account. Other non-pro rata methods include rotation allocation or random allocation. Alternative methods of allocation are appropriate, for example, when the transaction size is too limited to be effectively allocated pro rata among all eligible accounts.

In placing orders for portfolio securities of the Funds, the Adviser and Sub-Adviser are required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Adviser and Sub-Adviser each will consider the research and investment services provided by brokers or dealers who effect, or are parties to, portfolio transactions of the Funds or the Adviser’s or Sub-Adviser’s (as applicable) other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Adviser and Sub-Adviser in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for the Funds may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, and the services furnished by such brokers may be used by the Adviser or Sub-Adviser in providing investment management for the Funds. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. The Adviser’s and Sub-Adviser’s policy is to pay higher commissions to brokers for particular transactions than might be charged if a different broker had been selected on occasions when, in the Adviser’s or Sub-Adviser’s opinion (as applicable), this policy furthers the objective of obtaining the most favorable price and execution. In addition, the Adviser and Sub-Adviser are authorized to pay higher commissions on brokerage transactions for the Funds to brokers in order to secure research and investment services described above, subject to review by the Board of Trustees from time to time as to the extent and continuation of the practice. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

ORGANIZATION OF THE TRUST AND

A DESCRIPTION OF THE SHARES

The Trust was established on [                    ] as a Delaware statutory trust and is authorized to issue [                    ] par shares of beneficial interest which may be issued in any number of series and classes. The Trust currently has eight Funds. Each Fund offers Class I and Class N shares. The AQR Global Equity Fund, AQR International Equity Fund, AQR International Small Cap Fund AQR Emerging Markets Fund also offer Class Y shares. All shares of each Fund have equal voting rights and each shareholder is entitled to one vote for each full share held and fractional votes for fractional shares held and will vote on the election of Trustees and any other matter submitted to a shareholder vote. The Trust is not required, and does not intend, to hold annual meetings of shareholders. The Trust will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new investment advisory agreement or to change the fundamental investment policies) or by the Declaration of Trust. A meeting of shareholders shall, however, be called by the Secretary upon the written request of the holders of not less than 10% of the outstanding shares of a Fund. The Fund will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting. Shares of each Fund will, when issued, be fully paid and non-assessable and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared by the relevant Fund and in the net assets of such Fund on liquidation or dissolution after satisfaction of outstanding liabilities.

The following is a list of shareholders of each Fund who owned (beneficially or of record) 5% or more of a Class of a Fund’s shares as of [            ], 2008.

NAME AND ADDRESS	PERCENTAGE OWNERSHIP	TYPE OF OWNERSHIP

TAXATION

Taxation of the Funds

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of that Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of that Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in (1) the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or (2) the securities (other than securities of other regulated investment companies) of two or more controlled issuers in the same or similar or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

The U.S. Treasury is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund’s principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

As regulated investment companies, the Funds generally will not be subject to U.S. Federal income tax on their investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that they distribute to shareholders. The Funds intend to distribute to their shareholders, at least annually, substantially all of their investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed or taxed to the Fund during those years. A distribution will be treated as paid December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by such Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund currently intends to make its distributions in accordance with the calendar year distribution requirement.

Distributions

Dividends paid out of a Fund’s investment company taxable income (including net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. Because a portion of a Fund’s income may consist of dividends paid by corporations, a portion of the dividends paid by such Fund may be eligible for the corporate dividends-received deduction and the maximum 15% tax rate on qualified dividends for individuals, provided that the Fund and shareholders satisfy applicable holding period requirements. It is not expected that any portion of a Fund’s distributions that will qualify for these benefits will be significant. The favorable treatment of qualified dividends for individuals is scheduled to expire after 2010. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains (the excess of net long-term capital gains over net short-term capital losses), regardless of how long the shareholder has held the relevant Fund’s shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the relevant Fund on the reinvestment date.

Shareholders will be notified annually as to the U.S. Federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares. Any distributions received in the form of additional shares will be taxed as if received in cash.

A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital, which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Sale of Shares

Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares of a Fund held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares. Individual taxpayers may generally offset capital losses against capital gains and also against up to $3,000 of ordinary income, with any excess carried over to future years. Corporations may generally offset capital losses against capital gains and the excess may be carried to certain other years.

Original Issue Discount Securities

Investments by a Fund in zero coupon or other discount securities will result in income to such Fund equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held, even though such Fund receives no cash interest payments. This income is included in determining the amount of income which that Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of Federal income tax and the 4% excise tax. In addition, if a Fund invests in certain high yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on any such obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from such Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by that Fund in a written notice to shareholders.

Market Discount Bonds

Gains derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by such Fund will be taxed as ordinary income to the extent of the accrued market discount of the bonds, unless such Fund elects to include the market discount in income as it accrues.

Options and Hedging Transactions

The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to a Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium it received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring such Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures contracts and forward contracts in which the Funds may invest are “section 1256 contracts.” Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked-to-market” (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Funds may result in “straddles” for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

The Funds may make one or more of the elections available under the Code, which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Currency Fluctuations - “Section 988” Gains or Losses

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in foreign currency and the time such Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain options, futures and foreign currency contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Short Sales

Unless certain constructive sale rules (discussed more fully above) apply, a Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. All or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which a Fund held the security used to close the short sale. In addition, a Fund’s holding period for any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. In many cases, as described more fully under “Options and Hedging Transactions” above, a Fund is required to recognize gain (but not loss) upon entering into a short sale with respect to an appreciated security that such Fund owns, as though such Fund constructively sold the security at the time of entering into the short sale. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

Passive Foreign Investment Companies

If a Fund invests in stock of certain passive foreign investment companies, such Fund may be subject to U.S. Federal income taxation on a portion of any “excess distribution” with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each of such Fund’s holding period for the stock. The distribution or gain so allocated to any taxable year of a Fund, other than the taxable year of the excess distribution or disposition, would be taxed to such Fund at the highest ordinary income tax rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company’s stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in such Fund’s investment company taxable income and, accordingly, would not be taxable to that Fund to the extent distributed by such Fund as a dividend to its shareholders.

A Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the passive foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in a Fund’s investment company taxable income and net capital gain which, to the extent distributed by such Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to that Fund. In order to make this election, such Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. Alternatively, a Fund may be able to elect to mark to market its passive foreign investment company stock, resulting in the stock being treated as sold at fair market value on the last business day of each tax year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net marked-to-market gains reported in prior years.

Foreign Withholding Taxes

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass-through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to the Fund’s shareholders. With respect to such Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Various other limitations, including a minimum holding period requirement, apply to limit the credit and/or deduction for foreign taxes for purposes of regular federal tax and/or alternative minimum tax.

Backup Withholding

A Fund may be required to withhold U.S. Federal income tax, currently at the rate of 28% of all taxable distributions payable to shareholders who fail to provide such Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. Federal income tax liability.

Foreign Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (“foreign shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income and short-term capital gains will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder), which tax is generally withheld from such distributions.

Distributions of long-term capital gains and any amounts retained by a Fund which are designated as undistributed long-term capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax at a rate of 30% of distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See “Taxation — Backup Withholding,” above. If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s shares of a Fund in the United States will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of a Fund and the five year period ending on the date of the disposition of those shares, such

Fund was a “U.S. real property holding corporation” and the foreign shareholder held more than 5% of the shares of that Fund, in which event the gain would be taxed in the same manner as for a U.S. shareholder, as discussed above, and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder’s U.S. income tax liability on such disposition. A corporation is a “U.S. real property holding corporation” if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of a Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations and certain participating debt securities.

Income Effectively Connected. If the income from a Fund is “effectively connected” with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by a Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of a Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Legal matters in connection with the issuance of the shares of each Fund offered hereby will be passed on by Dechert LLP, 1775 I St., N.W., Washington , DC 20006-2401.

[            ], has been appointed as the independent registered public accounting firm for the Funds.

FINANCIAL STATEMENTS

[Form of Financial Statement to be provided]

REGISTRATION STATEMENT

The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not be lawfully made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

[                                         ]

PART C

OTHER INFORMATION

Item 23.	Exhibits

(a)	(1)	Certificate of Trust as field with the State of Delaware on September 4, 2008 is filed herewith.

	(2)	Declaration of Trust dated as of September 4, 2008 is filed herewith.

(b)		Bylaws of the Registrant are filed herewith.

(c)		The Trust does not issue Certificates. See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws, filed herewith. See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Declaration of Trust of the Registrant, filed herewith.

(d)	(1)	Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.*

	(2)	Sub-Advisory Agreement between AQR Capital Management, LLC and CNH Partners, LLC.*

(e)		Distribution Agreement.*

(f)		Not Applicable.

(g)		Custody Agreement.*

(h)	(1)	Administration Agreement.*

	(2)	Transfer Agency Agreement.*

(i)		Opinion and Consent of Counsel with respect to the legality of shares being issued. *

(j)		Consent of Independent Registered Public Accounting Firm.*

(k)		Not Applicable.

(l)		Initial Capital Agreement.*

(m)		Plan of Distribution.*

(n)		Multiple Class Plan.*

(o)		Reserved.

(p)	(1)	Code of Ethics of AQR Funds.*

	(2)	Code of Ethics of AQR Capital Management, LLC.*

	(3)	Code of Ethics of CNH Partners, LLC.*

	(4)	Code of Ethics of Distributor.*

*	To be filed by amendment.

Item 24.	Persons Controlled by or Under Common Control with the Fund

No person is controlled by or under common control with the Registrant.

Item 25.	Indemnification

Article VII, Section 2 of the Declaration of Trust provides as follows:

A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Board of Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

Article VII, Section 3 of the Declaration of Trust provides as follows:

(a)	For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)	Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws:

(i)	every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii)	every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii)	every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c)	Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d)	No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e)	The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(f)	Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Article VII, Section 1 of the By-Laws provides as follows:

With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided hereunder or pursuant to the Declaration of Trust to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)	by the court or other body before which the Proceeding was brought;

(ii)	by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

Item 26.	Business and Other Connections of the Investment Adviser

The Registrant’s investment adviser, AQR Capital Management, LLC (“Adviser”) is a Delaware limited liability company that serves as investment adviser to the AQR Funds and provides investment supervisory services. Adviser is a Delaware limited liability company. Additional information as to Adviser and its management is included in Adviser’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-55543), which is incorporated herein by reference and sets forth the officers and members of Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by Adviser and such officers and directors during the past two years.

The Registrant’s sub-adviser, CNH Partners, LLC (“Sub-Adviser”) is a Delaware limited liability company that serves as investment sub-adviser to AQR Funds with respect to AQR Diversified Arbitrage Fund. Additional information as to Sub-Adviser and the management of Sub-Adviser is included in Sub-Advisers Form ADV filed with the SEC (File No. 801-        ), which is incorporated herein by reference and sets forth the officers and members of Sub-Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by Sub-Adviser and such officers and members during the past two years.

Item 27.	Principal Underwriters

(a)	[ ] acts as the distributor for the Registrant and the following investment companies: [ ]

(b)	To the best of Registrant’s knowledge, the directors and executive officers of [ ], the distributor for Registrant, are as follows:

Name and Principal Business Address*	Positions and Offices with Registrant	Positions and Offices with Underwriter

*	The principal business address for each of the above directors and executive officers is [ ].

(c)	Not applicable.

Item 28.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Sub-Adviser; (d) Principal Underwriter; (e) Transfer Agent; (f) Administrator; and (g) Custodian. The address of each is as follows:

(a)	Registrant

AQR Funds

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(b)	Investment Adviser

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(c)	Sub-Adviser

Two Greenwich Plaza, 1st Floor

Greenwich, CT 06830

(d)	Principal Underwriter

[Address]

(e)	Transfer Agent

[Address]

(h)	Custodian

[Address]

Item 29.	Management Services

Not Applicable.

Item 30.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 11th day of September, 2008.

AQR Funds

By	/s/ Marco Hanig
Marco Hanig
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Marco Hanig	Marco Hanig	September 11, 2008
President
(Principal Executive Officer)

/s/ John Howard	John Howard	September 11, 2008
Treasurer
(Principal Financial Officer)

/s/ John M. Liew	John M. Liew	September 11, 2008
Initial Trustee

The AQR Funds

Form N-1A Registration Statement

EXHIBIT INDEX

Item Number	Item
EX-99.a.1	Certificate of Trust of Registrant dated September 4, 2008

EX-99.a.2	Declaration of Trust of Registrant dated September 4, 2008

EX-99.b	Bylaws of Registrant